As Filed with the Securities and Exchange Commission on April 28, 2015

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 10	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 41	☑
(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

Ken Reitz

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2015, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

MAY 1, 2015

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state. You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund*

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

ClearBridge Variable Aggressive Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Credit Suisse Trust-Commodity Return Strategy Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income VIP Fund—Class 1

Franklin Mutual Shares VIP Fund—Class 1

Franklin Small-Mid Cap Growth VIP Fund—Class 1

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[2]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[3]

John Hancock Emerging Markets Value Trust

Matson Money Fixed Income VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money U.S. Equity VI Portfolio

MFS Global Equity Series—Initial Class

MFS Growth Series—Initial Class[3]

MFS Massachusetts Investors Growth Stock Portfolio[4]

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust Mid Cap

Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[5]

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II

Prudential Series Fund—Natural Resources Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class

Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Health Sciences Portfolio I6

T. Rowe Price® Limited-Term Bond Portfolio

Templeton Developing Markets VIP Fund—Class 1

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF REIT Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Vanguard VIF Total Bond Market Index Portfolio

VY Clarion Global Real Estate Portfolio—Class I

Wanger International

Wanger Select

Wanger USA

Western Asset Variable Global High Yield Bond Portfolio—Class I

[1]   Closed to new investors 7/30/12

[2]   Closed to new investors 2/18/13

[3]   Closed to new investors 2/18/13

[4]   On March 27, 2015 the MFS Investors Growth Stock Series—Initial class merged with the MFS Massachusetts Investors Growth Stock Portfolio

[5]   Closed to new investors 8/15/13

[6]   Effective June 1, 2015, subject to certain exceptions, the Portfolio will be closed to new contract holders and new insurance company relationships. However, the Portfolio will remain available for allocation by new and existing owners of this Contract.

* There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you elect the Guaranteed Lifetime Withdrawal Benefit (GLWB) and allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the GLWB (which imposes an additional charge on amounts invested in this Investment Account.) Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contractowner or any prospective Contractowner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contractowner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contractowner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

Covered Person.  The person (or persons) designated to receive Guaranteed Living Withdrawal Benefit.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. The contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes(1) (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

(1)	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

CONTRACTOWNER(S) PERIODIC CONTRACT EXPENSES
Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum		Current
	Years 1–10	Years 11+	Years 1–10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional Guaranteed Minimum Death Benefit (GMDB) rider charge[4]	0.10%	0.10%	0.10%	0.10%
Optional Guaranteed Lifetime Withdrawal Benefit (GLWB) charge[4,5] (as a percentage of average Accumulation Value in the GLWB Account)	2.00%	2.00%	1.20%	1.20%
TOTAL Separate Account Annual Expenses (Including Optional Riders)
Accumulation Value < $100,000	2.80%	2.40%	1.80%	1.40%
Accumulation Value $100,000–$500,000	2.65%	2.40%	1.65%	1.40%
Accumulation Value > $500,000	2.55%	2.40%	1.55%	1.40%

(2)

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

(3)

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

(4)	The same charges apply to single and joint life benefits.

(5)

“Current (with fee waiver)”—We currently waive a portion of the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge assessed on Accumulation Value in the GLWB Account, so that the current charge is 1.20%. We will provide at least three months’ notice before any increase in the GLWB charge, although any such increase will never exceed the maximum stated in the table above. See “Guaranteed Lifetime Withdrawal Benefit (GLWB)”.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2014. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	5.61%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.09%	1.42%

[1]

Certain of the Portfolios have entered into contractual expense waiver or reimbursement arrangements that reduce Portfolio expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2014. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced Fund[3]	0.10%	0.00%	0.39%	0.42%	0.91%	0.39%	0.52%
TIAA-CREF Life Bond Fund[4]	0.30%	0.00%	0.09%	0.00%	0.39%	0.04%	0.35%
TIAA-CREF Life Growth Equity Fund[5]	0.45%	0.00%	0.14%	0.00%	0.59%	0.07%	0.52%
TIAA-CREF Life Growth & Income Fund[5]	0.45%	0.00%	0.11%	0.00%	0.56%	0.04%	0.52%
TIAA-CREF Life International Equity Fund[6]	0.50%	0.00%	0.16%	0.00%	0.66%	0.06%	0.60%
TIAA-CREF Life Large-Cap Value Fund[5]	0.45%	0.00%	0.11%	0.00%	0.56%	0.04%	0.52%
TIAA-CREF Life Money Market Fund[7]	0.10%	0.00%	0.13%	0.00%	0.23%	0.08%	0.15%
TIAA-CREF Life Real Estate Securities Fund[8]	0.50%	0.00%	0.08%	0.00%	0.58%	0.01%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[9]	0.46%	0.00%	0.18%	0.04%	0.68%	0.11%	0.57%
TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.11%	0.00%	0.26%	0.04%	0.22%
TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.06%	0.00%	0.12%	0.03%	0.09%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.67%	0.00%	1.42%	0.00%	1.42%
Credit Suisse Trust Commodity Return Strategy Portfolio[12,13]	0.50%	0.25%	0.35%	0.00%	1.10%	0.05%	1.05%
Delaware VIP Diversified Income Series—Standard Class[14]	0.58%	0.00%	0.09%	0.00%	0.67%	0.00%	0.67%
Delaware VIP International Value Equity Series—Standard Class[14]	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%
Delaware VIP Small Cap Value Series—Standard Class[14]	0.72%	0.00%	0.08%	0.00%	0.80%	0.00%	0.80%
DFA VA Global Bond Portfolio	0.23%	0.00%	0.04%	0.00%	0.27%	0.00%	0.27%
DFA VA Global Moderate Allocation Portfolio[15]	0.25%	0.00%	0.41%	0.27%	0.93%	0.53%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.15%	0.00%	0.65%	0.00%	0.65%
DFA VA International Value Portfolio	0.40%	0.00%	0.07%	0.00%	0.47%	0.00%	0.47%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.04%	0.00%	0.29%	0.00%	0.29%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.03%	0.00%	0.28%	0.00%	0.28%
DFA VA US Targeted Value Portfolio[16]	0.35%	0.00%	0.04%	0.00%	0.39%	0.00%	0.39%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Franklin Income VIP Fund—Class 1[17]	0.45%	0.00%	0.02%	0.00%	0.47%	0.00%	0.47%
Franklin Small-Mid Cap Growth VIP Fund—Class 1[17]	0.77%	0.00%	0.03%	0.00%	0.80%	0.00%	0.80%
Franklin Mutual Shares VIP Fund—Class 1[17,18]	0.68%	0.00%	0.05%	0.00%	0.73%	0.00%	0.73%
Templeton Developing Markets VIP Fund—Class 1[17,18]	1.24%	0.00%	0.12%	0.00%	1.36%	0.00%	1.36%
VY® Clarion Global Real Estate Portfolio—Class I19	0.89%	0.00%	0.09%	0.00%	0.98%	0.09%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares[20]	0.51%	0.00%	0.06%	0.00%	0.57%	0.00%	0.57%
Janus Aspen Overseas Portfolio—Institutional Shares[20]	0.46%	0.00%	0.07%	0.00%	0.53%	0.00%	0.53%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[20]	0.50%	0.00%	0.12%	0.00%	0.62%	0.00%	0.62%
John Hancock Emerging Markets Value Trust	0.95%	0.00%	0.08%	0.00%	1.03%	0.00%	1.03%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.23%	0.00%	1.23%	0.00%	1.23%
Prudential Series Fund—Natural Resources Portfolio—Class II	0.45%	0.25%	0.20%	0.00%	0.90%	0.00%	0.90%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.17%	0.00%	0.82%	0.00%	0.82%
ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%
Western Asset Variable Global High Yield Bond Portfolio—Class I	0.70%	0.00%	0.11%	0.00%	0.81%	0.00%	0.81%
ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
Matson Money U.S. Equity VI Portfolio	0.50%	0.00%	3.57%	0.29%	4.36%	3.23%	1.13%
Matson Money International Equity VI Portfolio	0.50%	0.00%	4.57%	0.54%	5.61%	4.26%	1.35%
Matson Money Fixed Income VI Portfolio	0.50%	0.00%	2.90%	0.19%	3.59%	2.59%	1.00%
MFS Growth Series—Initial Class	0.72%	0.00%	0.05%	0.00%	0.77%	0.00%	0.77%
MFS Global Equity Series—Initial Class[21]	1.00%	0.00%	0.28%	0.00%	1.28%	0.28%	1.00%
MFS Massachusetts Investors Growth Stock Portfolio	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%
MFS Utilities Series—Initial Class	0.73%	0.00%	0.06%	0.00%	0.79%	0.00%	0.79%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	0.85%	0.00%	0.25%	0.03%	1.13%	0.00%	1.13%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.17%	0.00%	1.02%	0.00%	1.02%
PIMCO VIT All Asset Portfolio—Institutional Class[22,23,24,25,26]	0.425%	0.00%	0.00%	0.80%	1.225%	0.15%	1.075%
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class27, 28.29.30	0.74%	0.00%	0.04%	0.13%	0.91%	0.13%	0.78%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	0.85%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[27,31]	0.75%	0.00%	0.01%	0.00%	0.76%	0.00%	0.76%
PIMCO VIT Real Return Portfolio—Institutional Class[27,32]	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
PVC Equity Income Account—Class 1	0.48%	0.00%	0.00%	0.00%	0.48%	0.00%	0.48%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
PVC MidCap Blend Account—Class 1	0.53%	0.00%	0.00%	0.00%	0.53%	0.00%	0.53%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.05%	0.01%	1.31%	0.00%	1.31%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.05%	0.00%	1.05%	0.00%	1.05%
T. Rowe Price® Health Sciences Portfolio I	0.95%	0.00%	0.00%	0.00%	0.95%	0.00%	0.95%
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.00%	0.70%	0.00%	0.70%
Vanguard VIF Capital Growth Portfolio	0.37%	0.02%	0.01%	0.00%	0.40%	0.00%	0.40%
Vanguard VIF Equity Index Portfolio	0.14%	0.02%	0.00%	0.00%	0.16%	0.00%	0.16%
Vanguard VIF High-Yield Bond Portfolio	0.26%	0.02%	0.01%	0.00%	0.29%	0.00%	0.29%
Vanguard VIF Mid-Cap Index Portfolio	0.21%	0.02%	0.01%	0.00%	0.24%	0.00%	0.24%
Vanguard VIF REIT Index Portfolio	0.24%	0.02%	0.01%	0.00%	0.27%	0.00%	0.27%
Vanguard VIF Small Company Growth Portfolio	0.36%	0.00%	0.03%	0.01%	0.40%	0.00%	0.40%
Vanguard VIF Total Bond Market Index Portfolio	0.17%	0.02%	0.00%	0.00%	0.19%	0.00%	0.19%
Wanger International	0.90%	0.00%	0.15%	0.00%	1.05%	0.00%	1.05%
Wanger Select	0.80%	0.00%	0.13%	0.00%	0.93%	0.00%	0.93%
Wanger USA	0.86%	0.00%	0.10%	0.00%	0.96%	0.00%	0.96%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.10% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.53% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

6	Prospectus Intelligent Variable Annuity

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2016 unless changed with approval of the Board of Trustees.

[12]

The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the portfolio and the subsidiary.

[13]

Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.

[14]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 0.74% of the Series’ average daily net assets from April 29, 2015 through April 29, 2016. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[15]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[16]

Since the “Acquired Fund Fees and Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, and therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

[17]	The Fund administration fee is paid indirectly through the management fee.

[18]

Management fees and other expenses have been restated to reflect fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with is fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

[19]

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2016. The management fee waiver for the Portfolio is an estimated 0.01%. Termination or modification of these obligations requires approval by the Portfolio’s board.

[20]

The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

[21]

Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.90% of the fund’s average daily net assets annually. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2016. In addition, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.00% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2016.

[22]

Acquired Fund Fees and Expenses include interest expense of 0.01%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[23]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Fund is 1.215% for the Institutional Class.

[24]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets excluding Waivers of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[25]

PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[26]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.065% for the Institutional Class shares.

Intelligent Variable Annuity Prospectus	7

[27]

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

[28]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.87% for Institutional Class shares.

[29]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20% respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[30]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.74% for Institutional Class shares.

[31]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for the Institutional Class shares.

[32]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50% for the Institutional Class shares.

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there are no fee waivers (and thus the administrative expense charge is 0.30% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge is 2.00%). The second example assumes current fee waivers for each period (and thus the administrative expense charge is 0.10% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge is 1.20%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if all optional benefits (the GMDB and GLWB) are chosen or not chosen. Where we show expenses with the GLWB, we assume that all of the $10,000 invested in the Contract has been allocated to the GLWB Account under the GLWB.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB and GLWB	$398	$1,207	$2,301	$4,165
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$652	$1,926	$3,163	$6,094
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$109	$336	$578	$1,253

EXAMPLE WITH FEE WAIVERS
Maximum Portfolio fees & expenses—with GMDB and GLWB	$260	$877	$1,518	$3,230
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$220	$677	$1,157	$2,469
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$85	$270	$466	$1,013

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

8	Prospectus Intelligent Variable Annuity

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed. You may have to pay an IRS tax penalty on earnings if you take a cash withdrawal before age 59 1/2.

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), transferring or withdrawing Accumulation Value from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawing Accumulation Value from the GLWB Account for partial or full annuitization other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

WHAT IS THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)?

The Guaranteed Lifetime Withdrawal Benefit (GLWB) guarantees the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions) based upon the value of a lifetime income base (the “Income Base). This Income Base will not decrease if the GLWB Account Value declines due to poor market performance, but may increase if the GLWB Account Value increases. If following the date you have “locked-in” your specified withdrawal amount under the GLWB the GLWB Account Value is depleted (reduced to zero) due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, then we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated) based, in part, on the value of the Income Base. The Primary Owner must be at least 55 years old in order to establish the “lock-in date.” The GLWB Account is made up of one or more Investment Accounts under your Contract. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account.

Withdrawals and transfers from the GLWB Account before you “lock-in” your specified withdrawal amount under the GLWB and withdrawals and transfers taken after the lock-in date that exceed the specified withdrawal amount will result in a reduction of GLWB benefits, and may even significantly reduce or even eliminate the value of the GLWB (especially if withdrawals and transfers are taken during

Intelligent Variable Annuity Prospectus	9

periods of poor investment performance). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

We charge an additional fee if you activate the GLWB. You will begin paying this fee as of the date you allocate Premium or Accumulation Value to the GLWB Account, even if you don’t begin taking permitted withdrawals under the GLWB for many years. You may allocate Premium and/ or Accumulation Value to the GLWB Account to activate the GLWB when you purchase your Contract or at a later date, so long as you meet certain eligibility requirements and we are permitting new GLWB elections at that time.

Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB are subject to our financial strength and claims-paying ability. The GLWB does not guarantee Accumulation Value or the performance of any Investment Account. For more information, see “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company (TIAA-CREF Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA-CREF Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 5 million people and approximately 16,000 institutions as of December 31, 2014, form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Certain Portfolios invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

10	Prospectus Intelligent Variable Annuity

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contractowners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced Fund[1]	Teachers Advisors, Inc.	Seeks a favorable long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Money Market Fund[2]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
TIAA-CREF Life Stock Index Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
Credit Suisse Trust—Commodity Return Strategy Portfolio	Credit Suisse Asset Management LLC	Seeks total return.
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Franklin Income VIP Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.
Franklin Mutual Shares VIP Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

12	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
Franklin Small-Mid Cap Growth VIP Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
John Hancock Emerging Markets Value Trust	John Hancock Investment Management Services, LLC.	Seeks long term capital appreciation.
Matson Money Fixed Income VI Portfolio	Matson Money, Inc.	Seeks total return, consisting of current income and capital appreciation.
Matson Money International Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
Matson Money U.S. Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio— Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio— Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.

Intelligent Variable Annuity Prospectus	13

Portfolio	Investment Manager	Investment Objective
T. Rowe Price® Health Sciences Portfolio I	T.Rowe Price Associates, Inc.	Seeks long term capital appreciation
T. Rowe Price® Limited-Term Bond Portfolio	T.Rowe Price Associates, Inc.	Seeks a high level of income consistent with moderate fluctuations in principal value.
Templeton Developing Markets VIP Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.
Vanguard VIF Capital Growth Portfolio	PRIMECAP Management Company	Seeks to provide long term capital appreciation.
Vanguard VIF Equity Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks.
Vanguard VIF High Yield bond Portfolio	Wellington Management Co. LLP	Seeks to provide a high level of current income.
Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard VIF REIT Index Portfolio	The Vanguard Group, Inc.	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard VIF Small Company Growth Portfolio	Granahan Investment Management, Inc. The Vanguard Group, Inc.	Seeks to provide long term capital appreciation.
Vanguard VIF Total Bond Markets Value Trust	The Vanguard Group, Inc.	Seeks to track the performance of a broad, market-weighted bond index.
VY Clarion Global Real Estate Portfolio—Class I	Voya Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.

[1]

There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you elect the Guaranteed Lifetime Withdrawal Benefit (GLWB) and allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the GLWB (which imposes an additional charge on amounts invested in this Investment Account). Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

[2]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name. Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

14	Prospectus Intelligent Variable Annuity

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open- end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contract owners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself. We offer the Contract in most states and the District of Columbia, although the Contract may not be available to residents in every state.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your complete and accurate application, Premium, and all other information . Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Intelligent Variable Annuity Prospectus	15

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

New Business Dept.

TIAA-CREF Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contractowner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Subsequent Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contractowner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

If we exercise our right to reject and/or place limitations on the acceptance and/or allocation of subsequent Premium, you may be unable to, or limited in your ability to, increase your Accumulation Value through subsequent Premium. Before you purchase the Contract and determine the amount of your initial premium, you should consider the fact that we may suspend, reject or limit subsequent Premiums at some point in the future. You should consult with your registered representative before purchase.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contractowner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number (s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, residential address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include cancelling your contract.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contractowner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

16	Prospectus Intelligent Variable Annuity

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Partial or full annuitizations of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Business Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	Decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% maximum) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%; and

•	If applicable, decreases to reflect the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge of 1.20% (2.00% maximum).

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB rider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal or request a partial annuitization, we also will transfer Accumulation Units between bands if the Premium or withdrawal or partial annuitization causes your Accumulation Value on that day to increase above or decrease below a particular band  breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS, CASH WITHDRAWALS, AND PARTIAL ANNUITIZATIONS

You can tell us how much you want to transfer, partially annuitize, or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers, partial annuitizations, and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers, partial annuitizations, and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day.

Intelligent Variable Annuity Prospectus	17

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), transferring Accumulation Value from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contract owners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contract owner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contract owner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contract owner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contract owners. We reserve the right to waive these policies where management believes that the waiver is in the Contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA- CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contract owners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or

18	Prospectus Intelligent Variable Annuity

transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. With the exception of withdrawals from the GLWB Account under the GLWB, cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals. If you do not specify which Investment Accounts to take the withdrawal from, we will take it from all of your Investment Accounts (except the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account) in proportion to the value you have in each Investment Account.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawals from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

The systematic withdrawal plan is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required

Intelligent Variable Annuity Prospectus	19

forms in good order, and a dollar cost averaging program can not begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The dollar cost averaging program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any dollar cost averaging program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The automatic account rebalancing program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any automatic account rebalancing program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments. These fees will go to individual registered investment advisers who are not affiliated with us. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

The systematic withdrawal plan to pay advisory fees is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect to pay advisory fees will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers, partial annuitizations, and cash withdrawals, including GLWB Prescribed Withdrawals/Transfers and GLWB Non-Prescribed Withdrawals/Transfers made under the Guaranteed Lifetime Withdrawal Benefit (GLWB). Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes and a 10% penalty tax as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period,” and “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) (NOT CURRENTLY AVAILABLE)

If you are concerned that poor investment performance or market volatility in the Investment Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge an

20	Prospectus Intelligent Variable Annuity

optional Guaranteed Lifetime Withdrawal Benefit (GLWB). Under the GLWB, you may elect a GLWB benefit whereby we guarantee the right to withdraw up to a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. The GLWB Account is Contract. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account. All GLWB benefits and guarantees will be based on allocations of Premium and Accumulation Value to the GLWB Account. Before you decide to allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB, you should carefully consider the GLWB’s terms and conditions and consult your registered representative to determine whether the GLWB best suits your needs.

So long as you establish a lock-in date and comply with certain terms and conditions, you will be permitted to make periodic withdrawals (“GLWB Prescribed Withdrawals/Transfers”) each year from the GLWB Account up to a specified amount (the “Annual Guaranteed Withdrawal Amount,” or “AGWA”) during the lifetime of the GLWB “Covered Person(s).” The “Designating the GLWB Covered Person(s)” section, below, defines who is eligible to be a Covered Person(s). You may begin taking GLWB Prescribed Withdrawals/Transfers on a date you choose—the “Lock-in Date”—where we will initially determine and “lock-in” your AGWA. We calculate the AGWA as a percentage of an overall income base (“Income Base”) that will not decrease if your GLWB Account Value decreases due to poor market performance, and that may increase if your GLWB Account Value increases. Each year in which you may take GLWB Prescribed Withdrawals/Transfers—the “GLWB Year”—will begin on your birthday, or, if there are two Owners, the Primary Owner’s birthday (the “GLWB Birthday”). The Primary Owner must be at least 55 years old in order to establish the Lock-in Date; the Lock-in date cannot be earlier than the Primary Owner’s 55th birthday. If you have a GLWB in effect on the first Business Day of the Primary Owner’s 90th birthday month and your GLWB Account Value has not depleted, (reduced to zero) we will terminate your GLWB and annuitize your GLWB Account Value.

If your GLWB Account Value is depleted (reduced to zero) following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will make payments to you from our General Account equal to the AGWA for the rest of your life (or the lives of you and your spouse, if you have so designated).

If you take withdrawals or transfers from the GLWB Account before the Lock-in Date or take withdrawals or transfers from the GLWB Account after the Lock-in Date that exceed the AGWA, we will reduce your Income Base—sometimes by more than the amount of the withdrawal or transfer—and your AGWA. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. These are called GLWB Non-prescribed Withdrawals/Transfers (referred to in your Contract as “GLWB Excess Withdrawals”), and these withdrawals and transfers could significantly reduce, or even eliminate, the benefits under the GLWB, especially when taken during Account Value is depleted due to a GLWB Non-prescribed Withdrawal/Transfer, then we will terminate your current GLWB election and you will not receive any lifetime payments from us under the GLWB. The GLWB is not designed for you to take GLWB Non-prescribed Withdrawals/Transfers.

You may allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB when you purchase the Contract or at a later date, so long as you satisfy certain eligibility requirements and we are allowing new GLWB elections at that time. We reserve the right to stop permitting GLWB elections at any time, and the GLWB may not be available in every state. Currently, the GLWB is only available with Non-Qualified Contracts.

The GLWB does not guarantee the value of your Contract or the performance of any investment option.

IMPORTANT CONSIDERATIONS

Before electing the Guaranteed Lifetime Withdrawal Benefit and allocating Premium and/or Accumulation Value to the GLWB Account to activate the GLWB, you should consider the following points and consult your registered representative to discuss whether the GLWB suits your needs.

Non-Use/Availability of the GLWB

(1)	We have designed the GLWB to protect you from outliving your GLWB Account Value while retaining the flexibility to access your GLWB Account Value. If your GLWB election terminates or you (and your spouse, if applicable) die before your GLWB Account Value is reduced to zero following the Lock-in Date, neither you nor your estate will receive any lifetime payments from us under the GLWB. See “Terminating the GLWB Election.”

(2)	You should not activate the GLWB if you are interested in maximizing the Contract’s potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income for life.

(3)	You will begin paying the GLWB charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years, or ever. We will not refund the charges you have paid under the GLWB even if you choose never to take any withdrawals and/or if you never receive any lifetime income payments under the GLWB.

Intelligent Variable Annuity Prospectus	21

(4)	We reserve the right to stop allowing new GLWB elections under the GLWB at any time. The GLWB may not be available in all states, and we may otherwise limit its availability.

The GLWB Account

(1)	The GLWB Account Value is equal to your Accumulation Value in the GLWB Account. If you make GLWB Prescribed Withdrawals/Transfers, those withdrawals are made from your own Accumulation Value in the GLWB Account. We are only required to start using our own money to make lifetime payments to you when and if your GLWB Account Value is reduced to zero following the Lock-in Date (for any reason other than due to a GLWB Non-prescribed Withdrawal/Transfer). Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB are subject to our financial strength and claims-paying ability.

(2)	GLWB benefits and guarantees are based on the value of each Investment Account in the GLWB Account. Currently, the GLWB Account is made up of the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the GLWB. If you are seeking a more aggressive growth strategy, the GLWB may not be appropriate for you. See “Investment Restrictions.”

(3)	There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account.Only Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account will be eligible for benefits under the GLWB.

(4)	We reserve the right to add, remove, or change the Investment Accounts that make up the GLWB Account, remove the GLWB Account and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions, and/or impose other investment restrictions that you must follow in order to maintain your GLWB election. Failure to comply with GLWB Account allocations or restrictions will result in the termination of any active GLWB. See “Investment Restrictions.”

(5)	If you activate the GLWB, we reserve the right to close the GLWB Account to additional Premium and transfers of Accumulation Value at any time. If you intend to make regular Premium payments to the GLWB Account, you should consider whether the GLWB is appropriate for you. See “Investment Restrictions.”

(6)	The GLWB does not guarantee Accumulation Value or the performance of any Investment Account.

GLWB Prescribed and Non-prescribed

Withdrawals/Transfers

(1)	GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or even eliminate the benefit under the GLWB, especially when taken during periods of poor investment performance. A GLWB Non-prescribed Withdrawal/Transfer includes:

(a)	Any withdrawal or transfer of GLWB Account Value from the GLWB Account before the Lock-in Date, including a withdrawal for partial or full annuitization of your GLWB Account Value.

(b)	Any withdrawal or transfer of GLWB Account Value from the GLWB Account after the Lock-in Date that, when aggregated with all prior withdrawals and transfers of GLWB Account Value during the GLWB Year, exceeds the amount you may withdraw under the GLWB (the Annual Guaranteed Withdrawal Amount, or AGWA). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

(2)	Following a GLWB Non-prescribed Withdrawal/ Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

(3)	If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will losethe guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. See “Terminating the GLWB Election.”

(4)	The GLWB is designed for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year following the Lock-in Date. The GLWB may not be appropriate for you if you do not expect to take GLWB Prescribed Withdrawals/Transfers ever or for a significant period of time.

(5)	You should not activate the GLWB if you expect to withdraw or transfer Accumulation Value from the GLWB Account before the Lock-in Date or make withdrawals or transfers from the GLWB Account after the Lock-in Date in excess of the AGWA. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

(6)	We intend to treat all withdrawals taken prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are usually taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser.

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(7)

All withdrawals, including those made under the GLWB, reduce your Accumulation Value and your death benefit, may result in receipt of taxable income under federal and state law, and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. See“Federal Income Taxes.” In addition, withdrawals may limit the potential for increasing your Income Base through higher GLWB Account Values.

Impact of the GLWB on Other Contract Features

(1)	The systematic withdrawal plan, dollar cost averaging program, automatic account rebalancing program,and systematic withdrawal plan to pay advisory fees are not available for amounts allocated to the GLWB Account. If you allocate all of your Accumulation Value to the GLWB Account, any such plans in effect will terminate as of that date.

(2)	Before activating the GLWB, you should carefully compare the GLWB’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. See “Election of Partial or Full Annuitization Instead of GLWB.”

Appendix B demonstrates the operation of the GLWB using hypothetical examples. You should review Appendix B and consult your registered representative to discuss whether a GLWB suits your needs.

ACTIVATING THE GLWB

The GLWB is available with every Contract. However, the GLWB will not be in effect, and no benefits will be paid under the GLWB, unless you affirmatively elect to activate the GLWB by allocating Premium and/or Accumulation Value to the GLWB Account. Currently, you may elect to activate the GLWB when you purchase the Contract by allocating all or a portion of your initial Premium to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account on the application. Or, you may elect to activate the GLWB at a later date by allocating Premium or transferring Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Note: There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. Only Premium and Accumulation Value allocated to theTIAA-CREF Life Balanced (GLWB) Investment Account will be eligible for benefits under the GLWB.

The Primary Owner must be age 45 or older on the date you first allocate Premium or Accumulation Value to the GLWB Account. In addition, if there are joint Owners under the Contract, then the Owners must be each other’s spouse in order to activate the GLWB. The Owner (or one of the Owners if there are joint Owners) must be designated as the Annuitant under the Contract. You also may not activate the GLWB if you own an active GLWB as a benefit under another TIAA-CREF Life variable annuity contract (unless such ownership is the result of spousal continuation of the contract following the death of the owner). If these requirements are not met when we receive your allocation request, then we will consider your election to not be in “good order” and we will not allocate your Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Before deciding when to activate the GLWB, please consider that you will begin paying the GLWB fee as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years. The Primary Owner must be at least 55 years old in order to establish the GLWB Lock-in Date to begin GLWB benefits.

If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination. We reserve the right to stop allowing new GLWB elections under the GLWB at any time. See “Terminating the GLWB Election.” Currently, the GLWB is only available with Non-Qualified Contracts.

DESIGNATING THE GLWB COVERED PERSON(S)

If you meet the conditions of the GLWB, withdrawals from the GLWB Account are guaranteed over your life (a “Single Life GLWB”) or your and your spouse’s lives (a “Joint Life GLWB”). You must designate the GLWB Covered Person(s) no later than the date you “lock-in” your AGWA (the “Lock-in Date”). You cannot change the Covered Person(s) after the Lock-in Date. Please pay careful attention to your designation of Covered Person(s), as it will impact the amount you may withdraw each year from the GLWB Account and whether GLWB Prescribed Withdrawals/ Transfers will continue for the life of a surviving spouse.

•

If you elect a Single Life GLWB, then you, the Owner, will be the Covered Person. If there are two Owners under the Contract, then the Primary Owner will be the Covered Person. The Covered Person must be designated as the Annuitant under the Contract.

•

To elect a Joint Life GLWB, the Covered Persons must be either (i) you and your spouse, who are both Owners under the Contract, or (ii) you, the Primary Owner and Annuitant under the contract, and your spouse, who is the sole Beneficiary under the Contract.

BEFORE THE LOCK-IN DATE

We will begin assessing the GLWB charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account. However, we will not calculate the AGWA and you may not take “GLWB Prescribed Withdrawals/Transfers” under the GLWB until you establish the Lock-in Date.

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If you withdraw or transfer some of your GLWB Account Value from the GLWB Account before you have established the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals for partial annuitization of the GLWB Account Value. If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account. Also, GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer, could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

If you withdraw or transfer all of your GLWB Account Value from the GLWB Account before the Lock-in Date, then your GLWB election will terminate and we will have no further obligations to you under the GLWB. This includes withdrawals made for full annuitization of the GLWB Account Value. We will not refund the GLWB charges you have paid if your GLWB election terminates. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time. See “Terminating the GLWB Election.”

Your Income Base as of any Business Day before the Lock-in Date will be equal to the greater of: (1) the GLWB Account Value; or (2) your “Highest Birthday Value” (HBV). See “Calculating the Income Base.”

LOCKING IN THE AGWA AND BEGINNING GLWB PRESCRIBED WITHDRAWALS/TRANSFERS

On any Business Day after the end of the Contract’s “free look” period, and so long as the Covered Person (or both Covered Persons) is at least age 55, you may “lock in” your AGWA and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. The AGWA is the maximum amount of GLWB Prescribed Withdrawals/Transfers you may take from the GLWB Account each GLWB Year. You must submit a completed GLWB Activation Form in good order to our Administrative Office to establish the Lock-in Date. The GLWB Activation Form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. The designation of Covered Person(s), including the choice of a Single Life GLWB or Joint Life GLWB, is set as of the Lock-in Date. You may not establish a Lock-in Date that is later than the first day of the 90th birthday month of the Covered Person who is the Annuitant under the Contract.

Determination of AGWA. We determine your AGWA as of the close of the last Business Day prior to the Lock-in Date by multiplying your Income Base on that date by the “Maximum Withdrawal Percentage,” as follows:

Attained Age of (Younger) Covered Person on Lock-in Date	Maximum Withdrawal Percentage
	Single Life GLWB	Joint Life GLWB
55-64	4.00%	3.50%
65-69	5.00%	4.50%
70+	5.50%	5.00%

Example: Assume you have elected a Single Life GLWB, your Income Base is $100,000 on the Lock-in Date, and you are 60 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.00%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,000 ($100,000x.04) (assuming there are no subsequent changes to the Income Base).

Assume, instead, that you have elected a Joint Life GLWB, your Income Base is $100,000 on the Lock-in Date, and the younger Covered Person is 68 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.50%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,500 ($100,000x.045) (assuming there are no subsequent changes to the Income Base).

Because we calculate your AGWA as a percentage of your Income Base, your AGWA and therefore GLWB Prescribed Withdrawals/Transfers available to you will increase if your Income Base increases and decrease if your Income Base decreases. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases or decreases, you must contact us to request a new periodic payment amount. See “Calculating the Income Base.” However, the Maximum Withdrawal Percentage we use to calculate the AGWA is permanently established on the Lock-in Date and will not change. In order to establish the Lock-in Date, your AGWA must be at least $250. We reserve the right to increase/decrease this minimum. Currently, the maximum AGWA we will permit is $275,000 for a Single Life GLWB and $250,000 for a Joint Life GLWB. We reserve the right to increase these maximums.

During the GLWB Year in which your Lock-in Date occurs, you may only withdraw a portion of your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the AGWA by the number of days between the Lock-in Date and the day before your next GLWB Birthday, and then dividing that amount by 365. If the Lock-in Date is your GLWB Birthday, we will not make this reduction in the AGWA.

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Example: Assume your Lock-in Date is May 1st, your GLWB Birthday is August 1st, and your AGWA is $4,000. The amount you may withdraw from the GLWB Account between May 1st and July 31st (92 days) is $1,008.22 (($4,000x92)÷365). Beginning August 1st (the beginning of a new GLWB Year), you may withdraw from the GLWB Account the entire AGWA of $4,000.

Please note: You may contact us at our Administrative Office prior to establishing a Lock-in Date to determine what your prospective AGWA may be. After the Lock-in Date, we will send you a statement each quarter notifying you of your current AGWA.

When to Establish the Lock-in Date. You should carefully consider when to establish the Lock-in Date and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. Before you establish your Lock-in Date, please consult your registered representative and consider the following:

•	You will receive a higher Maximum Withdrawal Percentage, and therefore a higher AGWA, if you wait until an older age to establish the Lock-in Date.

•

If you withdraw or transfer some of your GLWB Account Value before the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB Non-prescribed Withdrawal/Transfer. This includes a withdrawal made for partial or full annuitization of the GLWB Account Value.

•	If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

•

GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal, could result in a significantly lower AGWA in the future, and could result in termination of the GLWB. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

•

We will begin assessing the GLWB charge on the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even though you cannot take GLWB Prescribed Withdrawals/Transfers until you establish the Lock-in Date. We will not refund any GLWB charges if your GLWB election terminates for any reason.

•

You may limit the value of the GLWB if you begin taking GLWB Prescribed Withdrawals/Transfers too soon. For example, GLWB Prescribed Withdrawals/Transfers reduce your GLWB Account Value (but not the Income Base) and may limit the potential for increasing the Income Base through higher GLWB Account Values.

•

Conversely, if you delay establishing the Lock-in Date, you may shorten the period during which you may take GLWB Prescribed Withdrawals/Transfers due to life expectancy, so you may be paying for a benefit you are not using.

•

Please remember that all withdrawals, including GLWB Prescribed Withdrawals/Transfers, reduce your Accumulation Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if you are under age 59 1/2. See “Federal Income Taxes.”

GLWB Prescribed Withdrawals/Transfers. After the AGWA is locked in, you may, for as long as a Covered Person is alive, withdraw or transfer from the GLWB Account up to the AGWA in each GLWB Year, regardless of your GLWB Account Value. This includes withdrawals made for partial annuitization of the GLWB Account Value. GLWB Prescribed Withdrawals/Transfers do not reduce your Income Base. If all of your withdrawals or transfers are GLWB Prescribed Withdrawals/Transfers, your AGWA will never decrease and you may continue to withdraw ortransfer at least that amount from the GLWB Account for the lifetime of the Covered Person(s).

Generally, if you want to establish periodic GLWB Prescribed Withdrawals/Transfers, then you must withdraw the AGWA in the form of monthly installments each equaling one-twelfth of the full AGWA; however we may make other payment schedules available. You may also make GLWB Prescribed Withdrawals/Transfers on a non-periodic basis. You are not required to take any withdrawals from the GLWB Account in any GLWB Year, but GLWB Prescribed Withdrawals/Transfers are not cumulative. If you choose to take only a part of, or none of, your AGWA in any given GLWB Year, you cannot carry over any unused GLWB Prescribed Withdrawals/Transfers to any future GLWB Years.

Example: Assume your AGWA is $4,000. If you only withdraw $3,000 during a GLWB Year, we will not increase your AGWA for the next GLWB Year by the $1,000 you did not withdraw. Your AGWA for the next GLWB Year will continue to be $4,000.

We will not refund any GLWB charges if you choose not to take GLWB Prescribed Withdrawals/Transfers after the Lock-in Date.

GLWB Non-prescribed Withdrawals/Transfers. Withdrawals and transfers from the GLWB Account before the Lock-in Date and withdrawals and transfers from the GLWB Account after the Lock-in Date that exceed the AGWA will be deemed GLWB Non-prescribed Withdrawals/Transfers (referred to in your Contract as “GLWB Excess Withdrawals”), and will reduce the Income Base, and therefore your AGWA, in future years. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. You must also wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account following a GLWB Non-prescribed Withdrawal/ Transfer. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

Error in Age. If we become aware of a correction to the date of birth assumed when determining the Maximum Withdrawal Percentage, and under the correct date the

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Covered Person (or both Covered Persons) was at least age 55 on the Lock-in Date, then we will recalculate the AGWA for the current GLWB Year (and all future GLWB Years) based on the Maximum Withdrawal Percentage for the correct date of birth. No adjustments—positive or negative—will be made in connection with withdrawals made before the correction.

If under the correct date the Covered Person (or either Covered Person) was not at least age 55 on the Lock-in Date, then we will cancel the Lock-in Date. We will recalculate the Income Base assuming that the Lock-in Date did not occur. We will also treat any withdrawals taken from the GLWB Account prior to the correction as GLWB Non-prescribed Withdrawals/Transfers. You will need to establish a new Lock-in Date once the Covered Person (or both Covered Persons) is at least age 55.

EFFECT OF GLWB NON-PRESCRIBED WITHDRAWALS/TRANSFERS

Before withdrawing or transferring Accumulation Value from your GLWB Account, please consider whether the withdrawal or transfer will be deemed a GLWB Non-prescribed Withdrawal/Transfer (referred to in your Contract as “GLWB Excess Withdrawals”). GLWB Non-prescribed Withdrawals/Transfers significantly reduce or even eliminate the benefit under the GLWB, especially those taken during periods of poor investment performance. The GLWB is not designed for you to take GLWB Non- prescribed Withdrawals/Transfers.

The following transactions are all GLWB Non-prescribed Withdrawals/Transfers:

•

Any withdrawal or transfer of Accumulation Value from the GLWB Account before you establish the Lock-in Date is a GLWB Non-prescribed Withdrawal/Transfer, including a withdraw made for partial or full annuitization of the GLWB Account Value.

•

If you withdraw or transfer Accumulation Value from the GLWB Account on or after the Lock-in Date, and you have already withdrawn or transferred the entire AGWA for the GLWB Year, then that withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

•

If a portion of a withdrawal or transfer of Accumulation Value from the GLWB Account, when aggregated with all prior withdrawals and transfers from the GLWB Account during the GLWB Year, exceeds the AGWA, then that portion of the withdrawal or transfer constitutes a GLWB Non-prescribed Withdrawal/ Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

If in the future we establish multiple GLWB Accounts, then we will not consider transfers of Accumulation Value among the GLWB Accounts to be GLWB Non-prescribed Withdrawals/Transfers.

If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account. Also, a GLWB Non-prescribed Withdrawal/Transfer will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer reduces the GLWB Account Value as of the effective date of the withdrawal (but prior to the reduction of the GLWB Account Value by the GLWB Non- prescribed Withdrawal/Transfer.)

•

If only a portion of a withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer, then the GLWB Non-prescribed Withdrawal/Transfer amount will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer amount reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, after the reduction of the GLWB Account Value by the GLWB Prescribed Withdrawal/Transfer amount but prior to the reduction of the GLWB Account Value by the GLWB Non- prescribed Withdrawal/Transfer amount.

•	A reduction in the Income Base will result in a reduction to the AGWA for future years.

Example: Assume your GLWB Account Value is $100,000, your Income Base is $120,000, your Maximum Withdrawal Percentage is 4.00%, and your AGWA is $4,800. If you have already taken $3,800 of GLWB Prescribed Withdrawals/Transfers in the GLWB Year, and you request another $6,000 withdrawal from the GLWB Account, you will exceed your AGWA by $5,000, and we will consider $1,000 of that withdrawal to be a GLWB Prescribed Withdrawal/Transfer and $5,000 to be a GLWB Non- prescribed Withdrawal/Transfer.

We will reduce your Income Base by determining the proportion that the GLWB Non-prescribed Withdrawal/Transfer bears to the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer. We calculate this by dividing the GLWB Non-prescribed Withdrawal/ Transfer by the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer ($5,000÷ ($100,000– $1,000)=.0505, or 5.05%) . We then apply this same percentage of 5.05% to determine the reduction in your Income Base ($120,000x.0505=$6,060). We will reduce your Income Base by $6,060, and your new Income Base will be $113,940 ($120,000–$6,060). Note: the Income Base is reduced by more than the amount of the GLWB Non-prescribed Withdrawal/Transfer. Your AGWA for future GLWB Years will be reduced to $4,558 ($113,940x4.00%).

If your GLWB Account Value is reduced to zero due to a GLWB Non-prescribed Withdrawal/Transfer, then your GLWB election will terminate and we will have no further obligations to you under the GLWB. We will not refund the GLWB charges you have paid if your GLWB election terminates.

26	Prospectus Intelligent Variable Annuity

We have designed the GLWB for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year. If you intend to take GLWB Non-prescribed Withdrawals/ Transfers, then you should consider allocating less Premium and Accumulation Value to the GLWB Account to avoid the need to take GLWB Non-prescribed Withdrawals/Transfers. You should not activate the GLWB if you intend to take GLWB Non-prescribed Withdrawals/Transfers.

•	GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer.

•	GLWB Non-prescribed Withdrawals/Transfers may result in a significantly lower AGWA in the future.

•	GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or eliminate the GLWB guaranteed withdrawals amounts, especially when taken during periods of poor investment performance.

•

Upon termination of the GLWB election due to a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days to make a new GLWB election and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time.

If you would like to make a GLWB Non-prescribed Withdrawal/Transfer and are uncertain how it will reduce your future guaranteed withdrawal amounts, then you may contact us at our Administrative Office prior to requesting the withdrawal or transfer to obtain a personalized, transaction-specific calculation showing the effect of the GLWB Non-prescribed Withdrawal/Transfer.

CALCULATING THE INCOME BASE

The Income Base is the value used to determine the amount of the AGWA. The Income Base is only used to calculate the AGWA; it is not a cash value, surrender value, or death benefit, it is not available for withdrawal, it is not a minimum return for any Investment Account, and it is not a guarantee of any Accumulation Value. Currently, the Income Base can never be more than $5 million (when calculating this maximum, we will include the Income Bases of any activated GLWBs under other TIAA-CREF Life variable annuity contracts that you may own). We reserve the right to increase this maximum.

Initial Income Base. The initial Income Base is equal to the GLWB Account Value on the Business Day the GLWB election is effective.

Before the Lock-in Date. Prior to the Lock-in Date, the Income Base on any Business Day is equal to the greater of: (1) the GLWB Account Value as of the close of that Business Day; or (2) your “Highest Birthday Value” (HBV) as of the close of that Business Day.

Your Highest Birthday Value (HBV) is initially equal to the GLWB Account Value on the Business Day your GLWB election is effective. Thereafter, your HBV on any Business Day prior to the Lock-in Date is equal to:

•	The highest GLWB Account Value attained on any GLWB Birthday occurring between the date the GLWB election is effective and the Lock-in Date; plus

•

Each Premium and transfer of Accumulation Value made to the GLWB Account since that GLWB Birthday; minus An adjustment for each transfer and withdrawal from the GLWB Account since that GLWB Birthday (including a withdrawal made for partial or full annuitization of GLWB Account Value) equal to an amount that reduces the HBV in the same proportion that the transfer or withdrawal reduces the GLWB Account Value as of the effective date of the transfer or withdrawal, but prior to the reduction of the GLWB Account Value by the transfer or withdrawal amount. If the HBV is greater than the GLWB Account Value, the downward adjustment to the HBV will be larger than the amount transferred or withdrawn.

Example: Assume an initial Premium of $100,000 allocated to the GLWB Account on May 1st.

•	The initial HBV would be equal to $100,000.

•	Assuming a GLWB Birthday on August 1st where the GLWB Account Value was $120,000 on that day, the new HBV would be set to $120,000.

•	Assuming a Premium or transfer of Accumulation Value into the GLWB Account of $50,000 on September 1st, the HBV would be increased by this amount to $170,000 ($120,000+$50,000).

•

Assuming a withdrawal or transfer out of the GLWB Account in the amount of $40,000 on November 1st, where the GLWB Account Value was equal to $160,000 on this date, the HBV would be reduced by 25% ($40,000÷$160,000). The amount of the reduction in the HBV would be $42,500 ($170,000x25%) which is actually more than the amount taken out of the GLWB Account. The new HBV would be equal to $127,500 ($170,000–$42,500).

If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day. If, prior to the Lock-in Date, we become aware of a correction to the date of birth assumed when calculating the HBV, then we will recalculate the HBV in accordance with the correct date of birth.

On and After the Lock-in Date. On the Lock-in Date, we will “lock in” the Income Base to equal its value as of the prior Business Day. We will only change the Income Base following the Lock-in Date as follows:

•

We will increase the Income Base dollar-for-dollar for each Premium and transfer of Accumulation Value to the GLWB Account following the Lock-in Date. If we increase the Income Base due to a Premium payment or transfer, then on that same day we will increase the

Intelligent Variable Annuity Prospectus	27

AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. However, if you make a Premium payment or transfer during the GLWB Year in which the Lock-in Date occurs, you may only withdraw a portion of the increase in your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the increase in the AGWA by the number of days between the date we received the Premium or transfer request in good order and the Business Day before your next GLWB Birthday, and then dividing that amount by 365.

Example: Assume your Income Base is $120,000 and you allocate a Premium payment of $10,000 to the GLWB Account during the GLWB Year in which the Lock-in Date occurred. We will increase your Income Base by the amount of the Premium to equal $130,000 ($120,000+$10,000).

Also, assuming your Maximum Withdrawal Percentage is 4.00%, we will increase your AGWA (which previously was $4,800) to $5,200 ($130,000x.04) on the same day we increase your Income Base. Because the Lock-in Date occurred during the GLWB Year in which you made the Premium payment, you may only withdraw a portion of the $400 increase in the AGWA ($5,200–$4,800), depending on the number of days remaining in the GLWB Year. If, for example, we received your Premium on May 1st and your GLWB Birthday is August 1st, then we will determine how much of the $400 increase you can withdraw between May 1st and July 31st by multiplying the increase in the AGWA by the number of days between these dates (92 days), and then dividing that amount by 365. Therefore, the amount of the $400 increase you can withdraw between May 1st and July 31st is $100.82 (($400x92) ÷365).

Please note: If you have taken one or more GLWB Non-prescribed Withdrawals/Transfers during the GLWB Year and then you allocate a Premium payment or transfer Accumulation Value to the GLWB Account (which will increase your Income Base), we will still consider those prior withdrawals and/or transfers to be GLWB Non-prescribed Withdrawals/Transfers. We will also consider any additional withdrawals and transfers from the GLWB Account during that GLWB Year to be GLWB Non-prescribed Withdrawals/Transfers no matter how much your Income Base may have increased. Once you have made a GLWB Non-prescribed Withdrawal/Transfer, any additional withdrawals and transfers from the GLWB Account during the GLWB Year will be GLWB Non-prescribed Withdrawals/Transfers.

•

We will increase or “Step-Up” the Income Base to equal the GLWB Account Value on the Business Day before each GLWB Birthday if the GLWB Account Value is greater than the Income Base on that day. If we step-up the Income Base, then on the GLWB Birthday we will increase the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage.

Example: Assume your Income Base is $120,000 and your GLWB Account Value is $130,000 on the Business Day before your GLWB Birthday. We will increase your Income Base on that day to equal $130,000. Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be increased to $5,200 on the GLWB Birthday ($130,000x.04).

If we become aware of a correction to the date of birth assumed when calculating the Step-Up, we will calculate all future Step-Ups in accordance with the correct date of birth. If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day.

•

We will decrease the Income Base if you take a GLWB Non-prescribed Withdrawal/Transfer in the same proportion that the GLWB Non-prescribed Withdrawal/ Transfer reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer amount. If we decrease the Income Base, then on that same day we will decrease the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer. See “Effect of GLWB Non- prescribed Withdrawals/Transfers.”

Example: Assume your Income Base is $120,000, but because of poor Investment Account performance your GLWB Account Value has decreased to $100,000. If you make a $15,000 GLWB Non-prescribed Withdrawal/Transfer, thereby reducing your GLWB Account Value by 15% to $85,000, we would also reduce your Income Base by 15%, or $18,000, to $102,000. Note: the Income Base is reduced by more than the amount of the withdrawal.

Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be reduced to $4,080 ($102,000x.04).

Changes to the AGWA. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases due to a Premium, transfer, or a Step-up or decreases due to a GLWB Non-prescribed Withdrawal/Transfer, then you must contact us by telephone or in writing at our Administrative Office to request a new periodic payment amount based on the new AGWA. We will not automatically change your periodic withdrawal amount following a change to your AGWA.

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Note: The failure to change your periodic withdrawal amount for the GLWB Year following a decrease in the AGWA will likely result in one or more of your periodic withdrawals being treated as a GLWB Non-prescribed Withdrawal/Transfer. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of the GLWB. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

INVESTMENT RESTRICTIONS

GLWB benefits and guarantees are based on the value of each Investment Account in the GLWB Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the GLWB.

Please note: If you withdraw or transfer Accumulation Value from the GLWB Account (including a withdrawal made for partial or full annuitization of the GLWB Account Value), that amount will no longer be eligible for benefits under the GLWB (and the withdrawal or transfer could significantly reduce, or even eliminate, the remaining benefits under the GLWB). The failure to keep Accumulation Value in the GLWB Account through a GLWB Non-prescribed Withdrawal/Transfer will result in termination of your GLWB election.

The Investment Accounts we select to make up the GLWB Account may not be consistent with an aggressive investment strategy. These Investment Accounts could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. You should consult with your registered representative to determine if they are consistent with your investment objectives.

Current Investment Accounts in the GLWB Account. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Balanced (GLWB Account Allocation) Investment Account.

Changes to the GLWB Account and Other Investment Restrictions. At any time in our discretion, we reserve the right to:

•	Add, remove, or change the Investment Accounts that make up the GLWB Account;

•	Remove the GLWB Account so long as at least one GLWB Account remains available and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions;

•

Close the GLWB Account to additional Premium and transfers of Accumulation Value. If we exercise our right to close the GLWB Account, you will not be able to increase your GLWB Account Value and Income Base through allocations of additional Premium and transfers of Accumulation Value to the GLWB Account.

We also reserve the right to impose other investment restrictions that you must follow in order to maintain the GLWB, including a GLWB Account that requires the allocation of Premium and Accumulation Value:

•	among specified Investment Accounts in accordance with minimum and maximum percentages;

•	in accordance with approved asset allocation models;

•	in accordance with any other investment program(s) approved and designated by us.

We may also prohibit you from investing in certain Investment Accounts for a specified period of time, and/or require that you participate in an automatic account rebalancing program.

We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the GLWB. We will provide you with written notice at least 30 calendar days before any changes take effect. If you have not complied with the changes within 30 calendar days from the date of our notice to you, then we will terminate your GLWB election. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time. See “Terminating the GLWB Election.” Before you activate the GLWB, you should consider the fact that we may change the Investment Accounts that make up the GLWB Account, remove or close the existing GLWB Account, and/or impose GLWB Account investment restrictions at some point in the future. You should consult with your registered representative.

Potential Conflict of Interest. In identifying the Investment Account (or Investment Accounts) to make up the GLWB Account, we and our affiliates, including Teachers Advisors, Inc. (“Advisors,” the investment adviser to the TIAA-CREF Balanced Fund), are subject to competing interests that may influence the Investment Accounts we choose. These competing interests involve compensation that Advisors or its affiliates may receive as the investment adviser to the TIAA-CREF Life Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the TIAA-CREF Life Funds. As an affiliate of Advisors, we may have an incentive to choose the TIAA-CREF Life Funds as part of the GLWB Account over unaffiliated funds.

Also, some officers and employees of Advisors are also officers or employees of us or our affiliates that may be involved in, and/or benefit from, your election of the GLWB. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than owners of the GLWB.

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BENEFIT AVAILABLE ON THE ANNUITANT’S 90TH BIRTHDAY

The latest annuity starting date under the Contract when electing a life contingent annuity option is the Annuitants 90th birthday. If you have a GLWB in effect on the first Business Day of the Annuitant’s 90th birthday month and your GLWB Account Value has not depleted (reduced to zero), we will terminate your GLWB and annuitize your GLWB Account Value.

If the first Business Day of the Annuitant’s 90th birthday month occurs before the Lock-in Date, then we will annuitize your GLWB Account Value and provide annuity payments based on a One-Life Annuity under a Single Life GLWB. If the first Business Day of the Annuitant’s 90th birthday month occurs on or after the Lock-in Date, then we will annuitize your GLWB Account Value and provide annuity payments based on a One-Life Annuity under a Single Life GLWB or a Two-Life Annuity under a Joint Life GLWB. The amount of your annuity payments with respect to your GLWB Account Value will be the greater of, on an annual basis: 1) your AGWA as of the last Business Day before the first Business Day of the Annuitant’s 90th birthday month; or 2) the amount that would result from applying your GLWB Account Value on the last Business Day before the first Business Day of the Annuitant’s 90th birthday month to your Contract’s applicable annuity purchase rates for an otherwise identical life annuity. Annuity payments will be made over the life of the Covered Person (or the last surviving Covered Person under a Joint Life GLWB). When we annuitize your GLWB Account Value, you will no longer have any GLWB Account Value and depending on how long you live after age 90, your total annuity payments may be less than the GLWB Account Value before annuitization.

For more information regarding annuity payments under the Contract, see “The Contract—the Annuity Period.”

GLWB CHARGE

Once you elect to activate the GLWB, we deduct a daily charge for the GLWB that compensates us for the costs and risks we assume in providing the benefit. We calculate this fee as a percentage of GLWB Account Value, where the daily deduction for a Single Life GLWB and a Joint Life GLWB is equivalent to a maximum of 2.00% of GLWB Account Value annually. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account. See “Accumulation Unit Value” for more information on the net investment factor.

We currently waive a portion of the GLWB charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before any increase, and any such increase will never exceed the 2.00% maximum guaranteed charge.

IMPACT OF WITHDRAWALS UNDER THE GUARANTEED MINIMUM DEATH BENEFIT

If you have elected the Guaranteed Minimum Death Benefit option, then we will include any withdrawals made under the GLWB in the calculation of the “adjusted sum” of withdrawals associated with the Guaranteed Minimum Death Benefit. See “Guaranteed Minimum Death Benefit Option.”

SPOUSAL CONTINUATION BEFORE DEPLETION OF GLWB ACCOUNT VALUE

Before the Lock-in Date. Upon the death of the Primary Owner before the Lock-in Date, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the GLWB age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a non-primary Owner before the Lock-in Date, the surviving spouse may continue any GLWB election in effect at the time of death if the surviving spouse elects to continue the Contract and become the sole Owner.

On or After the Lock-in Date. Upon the death of the Covered Person on or after the Lock-in Date (and before any depletion of GLWB Account Value) under a Single Life GLWB, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the GLWB’s issue age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a Covered Person on or after the Lock- in Date (and before any depletion of GLWB Account Value) under a Joint Life GLWB, the surviving spouse may continue the GLWB election if the surviving spouse elects to continue the Contract and become the sole Owner.

DEPLETION OF GLWB ACCOUNT VALUE ON OR AFTER THE LOCK-IN DATE

If your GLWB Account Value is depleted (reduced to zero) on or after the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will begin lifetime payments to you under the GLWB from our General Account.

•	We will pay to you in a lump sum any remaining AGWA not yet withdrawn in the current GLWB Year.

•

For the next GLWB Year, we will begin monthly payments to you equal to the AGWA divided by 12 so long as the Covered Person (or either Covered Person under a Joint Life GLWB) is alive). We may accept another payment interval upon your request.

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•	We will make these payments until the death of the Covered Person under a Single Life GLWB or the death of the last surviving Covered Person under a Joint Life GLWB.

•	All other GLWB transactions, such as the ability to make additional Premium payments and transfers of Accumulation Value to the GLWB Account, will terminate.

•	Lifetime payments under the GLWB are subject to our financial strength and claims-paying ability.

If your GLWB Account Value is depleted on or after the Lock-in Date due to a GLWB Non-prescribed Withdrawal/ Transfer, we will terminate your GLWB election. You will not be entitled to receive any lifetime payments under the GLWB. See “Terminating the GLWB Election.”

ASSIGNMENTS, TRANSFERS, AND EXCHANGES

The contract, the GLWB, and any contract or GLWB benefits may not be assigned, and any attempt to assign after the Lock-in Date will be void at the outset. If you transfer, assign, or exchange your Contract, the GLWB, or any Contract or GLWB benefit prior to the Lock-in Date, we will terminate your GLWB election. See “Terminating the GLWB Election.”

EFFECT OF DIVORCE ON GLWB BENEFITS

In the event an Owner is divorced while a GLWB election is in effect, you must provide written notice of the divorce to us, in a form acceptable to us, indicating the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order.

Note:	If one of the former spouses dies before we receive written notice of divorce, and if the former spouses are both Contractowners and the GLWB Account Value has not been depleted, then we will terminate the GLWB election as of the date of death, even if the deceased former spouse was not designated as a Covered Person under the GLWB or was not the only Covered Person under the GLWB. See “Terminating the GLWB Election.”

If we are informed in writing that the Contract will be divided between two Contracts to be separately owned by each former spouse, we will apportion the GLWB election into two effective GLWB elections in accordance with the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order, and pursuant to the following rules which will apply in addition to all otherwise applicable provisions of the GLWB. In the event that the order awards the Contract entirely to one former spouse, the following rules will assume that 100% of the GLWB election will be apportioned to that spouse.

If divorce occurred before the Lock-in Date:

•	The GLWB will be apportioned into two GLWBs.

•	The GLWB Account Value, Income Base, and HBV will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB will apply to both resulting GLWBs.

•

The owner of each of the resulting GLWBs can subsequently elect on the Lock-in Date a Single Life GLWB or a Joint Life GLWB (subject to the GLWB’s eligibility requirements) at the applicable Maximum Withdrawal Percentage.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

If divorce occurred on or after the Lock-in Date (and the GLWB Account Value was not depleted before divorce):

•	The GLWB will be apportioned into two Single Life GLWBs.

•	The GLWB Account Value, Income Base, and AGWA will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB will apply to both resulting GLWBs.

•

If the GLWB prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB will be the Covered Person under each resulting GLWB. If the GLWB prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB will be the Covered Person of that GLWB.

•

Under each of the resulting GLWBs, the owner may withdraw his or her apportioned AGWA from the GLWB Account and receive any lifetime payments for as long as the Covered Person is alive and all other conditions of the GLWB have been met.

•	The same Maximum Withdrawal Percentage previously applicable under the GLWB will apply to each resulting GLWB.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

If the GLWB Account Value was depleted prior to divorce and lifetime payments have begun:

•	The GLWB will be apportioned into two Single Life GLWBs.

•	The lifetime payments will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•

If the GLWB prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB will be the Covered Person under each resulting GLWB. If the GLWB prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB will be the Covered Person of that GLWB.

•	Under each of the resulting GLWBs the owner will receive lifetime payments for as long as the Covered Person is alive.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

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ELECTION OF PARTIAL OR FULL ANNUITIZATION INSTEAD OF GLWB

Before making a GLWB election, you should carefully compare the GLWB’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. The following chart describes the differences between the GLWB and partial or full annuitization. You should consult with your registered representative and request an illustration. See “The Contracts—Annuity Period” and “Federal Income Taxes.”

	GLWB	Partial or Full Annuitization
Charge	1.20% current (2.00% maximum) of GLWB Account Value.	No additional charge. (The cost to provide annuity payments is factored into the annuity rates used to calculate such payments).
Amount of withdrawals/payments	Withdrawals and payments made under the GLWB will generally be lower than annuity payments made under annuitization.	Annuitization will generally result in higher annuity payments than withdrawals and payments made under the GLWB.
Decreases in withdrawal/payment amounts	If the Income Base decreases due to GLWB Non- prescribed Withdrawals/Transfers the amount of GLWB Prescribed Withdrawals/Transfers will decrease.	Annuity payments are fixed and will not decrease (other than due to any scheduled reduction in payment for the life of the survivor).
Increases in withdrawal/payment amounts

Once the GLWB Account Value is depleted, any continued lifetime payments made pursuant to GLWB are fixed and will not decrease.

If the Income Base increases due to Premiums, transfers, or Step-Ups, the amount of GLWB Prescribed Withdrawals/Transfers will increase.

Any lifetime payments made if the GLWB Account Value is depleted are fixed and will not increase.

Annuity payments are fixed and will not increase.
Flexibility in income stream

Owner may start and stop GLWB Prescribed Withdrawals/Transfers at any time.

As long as the GLWB Account has value, the Owner may also still take Non-prescribed Withdrawals/Transfers from the GLWB Account.

These transfers and withdrawals will significantly reduce the GLWB AGWA or, if they reduce the GLWB Account Value to zero, terminate the GLWB (and terminate the GLWB charge)

If the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, then the owner cannot change the lifetime payment income stream.

Value allocated to the GLWB
When income benefits may begin	Prescribed withdrawals and transfers may only be taken after the Owner’s Lock-in Date. If taken before age 59 1/2, tax penalties may apply.

Partial or full annuitization may be taken at any time. If taken before age 59 1/2, tax penalties may apply.

Only Premium and Accumulation Value allocated to partial or full annuitization is eligible to receive annuity payments from the General Account.

Investment restrictions	Only Premium and Accumulation Account are eligible to receive rider benefits.	Once annuitization begins, owner cannot change the income stream.
Tax treatment of withdrawals/payments

Withdrawals under the GLWB are treated as withdrawals for tax purposes.

Any lifetime payments made if the GLWB Account Value is depleted are treated as annuity payments for tax purposes.

Withdrawals are generally taxed less favorably than annuity payments.

Annuity payments are treated as annuity payments for tax purposes.
Guarantee	Lifetime payments are made from our General Account only if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.	Annuity payments are made from our General Account for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.

32	Prospectus Intelligent Variable Annuity

	GLWB	Partial or Full Annuitization
Loss of guarantee

GLWB guaranteed lifetime payments may be significantly reduced or eliminated if you exercise the flexibility provided by the GLWB to access GLWB Account Value beyond GLWB Prescribed Withdrawals/Transfers causing the GLWB Account Value to decline, even to zero, or if the Covered Person(s) before any lifetime payments begin.

Payments are guaranteed for the lifetime of the Covered Person(s) if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.

Once annuity payments begin, they are guaranteed for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.

TAX CONSEQUENCES

For a discussion of tax consequences specific to the GLWB, including the treatment of spouses under the GLWB, please see “Death Benefits—Special Options for Spouses” and “Federal Income Taxes”.

TERMINATING THE GLWB ELECTION

Once you’ve elected a GLWB, your GLWB benefits will not terminate except as described below. If your GLWB election terminates, you will lose the guarantees that you had accumulated under the GLWB, including the Income Base, HBV, and/or AGWA. Your GLWB election will terminate upon the earliest of:

•	the Business Day the Contract is surrendered or terminated;

•	the Business Day we receive instructions from you to assign or otherwise transfer your Contract, the GLWB, or any Contract or GLWB benefits prior to the Lock-in Date;

•	the Business Day your GLWB Account Value reduces to zero due to a GLWB Non-prescribed Withdrawal/ Transfer;

•

the date of a former spouse’s death before we receive written notice of divorce (even if the Covered Person is alive), where the former spouses are both Contract owners and the GLWB Account Value has not been depleted;

•	the date of the Primary Owner’s death before the Lock- in Date

•	the date of the Covered Person’s death on or after the Lock-in Date under a Single Life GLWB;

•	the date of the last surviving Covered Person’s death on or after the Lock-in Date under a Joint Life GLWB; or

•

the date all of your GLWB Account Value is applied to an annuity option (subject to any obligation we may have to make payments to you, as set forth under “Benefit Available on the Annuitant’s 90th Birthday”).

We will no longer deduct the GLWB charge upon termination of your GLWB election, nor will we refund any charges you have paid.

If your GLWB election terminated due to the death of the Primary Owner before the Lock-in Date or the Covered Person on or after the Lock-in Date under a Single Life GLWB, then subject to certain conditions the surviving spouse may make a new GLWB election. See “Spousal Continuation Before Depletion of GLWB Account Value.” If your GLWB election terminated due to a GLWB Non-prescribed Withdrawal/Transfer or because you did not comply with a change in the GLWB investment restrictions, then you may be able to make a new GLWB election once 90 calendar days have passed since the date of termination. The new Income Base, HBV, and/or AGWA may be significantly lower than under your prior GLWB election. We reserve the right to stop allowing new GLWB elections under the GLWB at any time.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA-CREF Life. While TIAA-CREF Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually.

We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct

Intelligent Variable Annuity Prospectus	33

the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, partial annuitization, or withdrawal, we also will transfer Accumulation Units between bands if the Premium, partial annuitization, or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant (s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will paya fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Charge. If you activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), we will assess an additional charge for a Single Life GLWB and a Joint Life GLWB that is guaranteed to never exceed 2.00% of GLWB Account Value, on an annual basis, as compensation for the costs and risks we assume in providing this guaranteed benefit. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account.

We currently waive a portion of the GLWB charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, any such increase will never exceed the 2.00% maximum guaranteed charge.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

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THE CONTRACT—THE ANNUITY PERIOD

You can apply all or a portion of your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi- annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Partial annuitization is an irrevocable election by you to apply only a portion of your Accumulation Value to purchase a stream of annuity payments under the Contract, leaving the remainder of the Accumulation Value to accumulate on a tax-deferred basis. You may elect a partial annuitization of any annuity option. However, if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Caution should be exercised in choosing to annuitize a portion of Accumulation Value. Also, if you own a Qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Accumulation Value, you should consult your tax advisor. See “Federal Income Taxes.”

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawing Accumulation Value from the GLWB Account for partial annuitization other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

If you have elected the Guaranteed Minimum Death Benefit Option, partially annuitizations will impact the guaranteed death benefit. See “Guaranteed Minimum Death Benefit Option.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later than the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and can not be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in good order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

•

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) and the Annuitant’s 90th birthday occurs before any depletion of GLWB Account Value, then we will provide annuity payments for the GLWB Account Value based on the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).” Also, if you choose to apply the GLWB Account Value to receive annuity payments under the Contract, we may require you to transfer the GLWB Account Value from the GLWB Account at least one Business Day before the annuity starting date.

All annuity payments will be made out of the fixed account. We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad. Special tax forms, withholding and other requirements may apply with respect to payments sent overseas. Please see your qualified tax adviser.

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), we will terminate the GLWB if you apply all of your GLWB Account Value to an annuity option (subject to any obligation we may have to make payments to you as of the Annuitant’s 90th birthday). See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business

Intelligent Variable Annuity Prospectus	35

Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contractowner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half- Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) IS NOT AN ANNUITY OPTION

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) for an additional charge, you will have the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. If your GLWB Account Value is depleted (reduced to zero) following an established “lock-in date” due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated). However, the GLWB is not an annuity option. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contractowner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in good order) proof of death, the spouse will automatically become the Contractowner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under the Guaranteed Lifetime Withdrawal Benefit (GLWB). All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those that are permitted under individual

36	Prospectus Intelligent Variable Annuity

state laws) to be unconstitutional. Therefore, same sex marriages recognized under state or foreign law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. IRS guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such. However, some uncertainty remains regarding the treatment of same-sex spouses as defined under applicable law. Consult a tax adviser for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made (including the withdrawal of Accumulation Value to elect partial annuitization and withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB).

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal or partial annuitization multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal or partial annuitization, divided by

•	the Accumulation Value on the Business Day of the withdrawal or partial annuitization, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1st, a subsequent Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

Intelligent Variable Annuity Prospectus	37

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single-sum payment by check. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is liquidated.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions,

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they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non-Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any Non-Qualified Contract who is not a natural person (such as a corporation or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are significant exceptions to this rule, such as grantor trusts and certain trusts for the benefit of individuals and a prospective Contractowner who is not a natural person should discuss these potential exceptions with a qualified tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual and not a group contract, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract. We do not currently offer Qualified Contracts.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non-Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contract owner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract owner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner (See “Death Benefits”—“Special Option for Spouses”).

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount you receive from your Contract that is included in income may be subject to an IRS tax penalty. The amount of the IRS tax penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient if distributed in a lump sum, in the same manner as a surrender of the Contract.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity

Intelligent Variable Annuity Prospectus	39

contract, would also qualify as a non-taxable exchange. IRS guidance provides that if a distribution occurs from either of the contracts involved within 180 days of a partial exchange that the IRS may apply general tax principles to determine the substance and hence, the treatment of the transfer. This could result, for example, in the subsequent distribution being treated as money received in the exchange. This 180 day rule does not apply to subsequent distributions taken to effect another 1035 exchange. The IRS guidance also provides that Partial 1035 exchanges are disregarded for purposes of determining whether 2 or more deferred annuity contracts have been purchased from an insurer and its affiliates in a 12 month period. Contractowners should consult their own qualified tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Taxation of Qualified Contracts. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

Individual Retirement Annuities (IRAs), as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year ($5,500 for 2014 and 2015; $6,500 for owners age 50 or older) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.

After prevailing in Bobrow v. Commissioner, T.C. Memo. 2014-21, the Internal Revenue Service announced a significant change in the longstanding position on the treatment of multiple IRA rollovers occurring in a 12 month period. Federal tax law permits only one tax-deferred rollover between IRAs of distributions taken in a 12 month period. The IRS had previously interpreted that restriction to apply separately to each IRA owned by an individual. However, in the Bobrow case the Tax Court held that the 12 month restriction period applied to all of the taxpayer’s traditional IRAs. The IRS has issued guidance expanding this new interpretation of the one-rollover-per-year rule to all types of IRAs. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs. Please consult your tax adviser for more information before making any IRA rollover. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation ($12,000 for 2014 (as may be increased in future years—for cost of living adjustments); $14,500 for owners age 50 and older). The sponsoring employer is required to make matching or non- elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. You or your spouse can each open a Roth IRA with an annual contribution of up to $5,500 or with a rollover from another IRA. If you are age 50 or older, you may contribute up to $6,500. The combined limit for your contributions to a traditional IRA and a Roth IRA for a single year is $5,500, or $6,500 if you are age 50 or older, excluding rollovers. (The dollar limits listed are for 2014 and 2015; different dollar limits may apply in future years.) A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax advisor for more information about these distribution rules.

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The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, Simple IRA or Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements. The value of the Guaranteed Minimum Death Benefit and other optional benefits such as the Guaranteed Lifetime Withdrawal Benefit may need to be considered in calculating minimum required distributions.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

We intend to treat all withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB) prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

OPTIONAL BENEFIT RIDERS—NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a qualified tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable. For a Qualified Contract, the investment in the Contract could be zero.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. A pro-rated amount of the cost basis is used in calculating the payments and exclusion ratio associated with the Partial Annuitization. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, IRC Section 72(e) will generally treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a qualified tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than

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premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

OTHER TAX ISSUES

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.- source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. This contract may not be available to certain foreign entity purchasers.

Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation and cannot be used to avoid any tax Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contractowners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit or the Guaranteed Lifetime Withdrawal Benefit (GLWB), are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be

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obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long- term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract (such as those associated with the Guaranteed Lifetime Withdrawal Benefit (GLWB) would generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org. Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you. We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi- annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

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ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Contract was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA. During fiscal year 2014, we paid TC Services $6,559,876, during fiscal year 2013, we paid TC Services $5,778,672, and during fiscal year 2012, we paid TPIS and TC Services $3,748,088. We intend to recoup payments made to TC Services through fees and charges imposed under the Policy.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA-CREF to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, partial annuitization, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

(3)	cash withdrawals and partial annuitizations during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday- Friday at 877 694-0305; or 24 hours a day via our website www.tiaa-cref.org.

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-4	Additional Information
B-4	Financial Statements
B-5	Index to Financial Statements

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APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Balanced Sub-Account
2014	(v)	983	$25.00	$26.19 to $26.27	25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2014		2,497	$36.01 to $36.78	$37.75 to $38.69	95,757	1.73%	0.25% to 0.60%	4.84% to 5.20%
2013		2,144	$36.79 to $37.45	$36.01 to $36.78	78,245	2.63%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		1,772	$34.62 to $35.12	$36.79 to $37.45	65,899	4.08%	0.25% to 0.60%	6.27% to 6.65%
2011		1,344	$32.76 to $33.11	$34.62 to $35.12	46,948	3.76%	0.25% to 0.60%	5.68% to 6.05%
2010		1,000	$30.83 to $31.05	$32.76 to $33.11	32,981	3.98%	0.25% to 0.60%	6.27% to 6.64%
2009		572	$28.88 to $28.98	$30.83 to $31.05	17,723	6.05%	0.25% to 0.60%	6.76% to 7.14%
2008	(g)	157	$29.48 to $29.51	$28.88 to $28.98	4,538	9.46%	0.25% to 0.60%	(0.21)% to 0.14%

TIAA-CREF Life Growth Equity Sub-Account
2014		421	$26.82 to $27.39	$29.66 to $30.40	12,703	0.33%	0.25% to 0.60%	10.59% to 10.98%
2013		374	$19.28 to $19.63	$26.82 to $27.39	10,169	0.30%	0.25% to 0.60%	39.10% to 39.59%
2012		262	$16.58 to $16.82	$19.28 to $19.63	5,112	0.72%	0.25% to 0.60%	16.29% to 16.70%
2011		266	$16.38 to $16.55	$16.58 to $16.82	4,450	0.29%	0.25% to 0.60%	1.24% to 1.60%
2010		235	$14.52 to $14.63	$16.38 to $16.55	3,877	0.57%	0.25% to 0.60%	12.74% to 13.13%
2009		159	$10.79 to $10.83	$14.52 to $14.63	2,314	1.30%	0.25% to 0.60%	34.66% to 35.13%
2008	(g)	77	$16.06 to $16.07	$10.79 to $10.83	830	1.72%	0.25% to 0.60%	(41.06)% to (40.86)%

TIAA-CREF Life Growth & Income Equity Sub-Account
2014		523	$45.57 to $46.55	$50.33 to $51.59	26,717	1.00%	0.25% to 0.60%	10.42% to 10.81%
2013		532	$34.12 to $34.73	$45.57 to $46.55	24,559	1.29%	0.25% to 0.60%	33.58% to 34.04%
2012		351	$29.48 to $29.90	$34.12 to $34.73	12,108	2.01%	0.25% to 0.60%	15.73% to 16.14%
2011		243	$28.80 to $29.11	$29.48 to $29.90	7,231	1.29%	0.25% to 0.60%	2.35% to 2.71%
2010		128	$25.55 to $25.74	$28.80 to $29.11	3,717	1.53%	0.25% to 0.60%	12.73% to 13.13%
2009		92	$20.12 to $20.20	$25.55 to $25.74	2,356	2.17%	0.25% to 0.60%	27.00% to 27.44%
2008	(g)	56	$27.93 to $27.95	$20.12 to $20.20	1,133	3.04%	0.25% to 0.60%	(35.19)% to (34.96)%

TIAA-CREF Life International Equity Sub-Account
2014		909	$30.13 to $30.78	$27.58 to $28.27	25,508	1.28%	0.25% to 0.60%	(8.45)% to (8.13)%
2013		936	$24.41 to $24.85	$30.13 to $30.78	28,653	2.67%	0.25% to 0.60%	23.41% to 23.85%
2012		842	$18.71 to $18.98	$24.41 to $24.85	20,813	1.91%	0.25% to 0.60%	30.49% to 30.95%
2011		728	$24.73 to $24.99	$18.71 to $18.98	13,762	1.82%	0.25% to 0.60%	(24.33)% to (24.07)%
2010		590	$20.79 to $20.94	$24.73 to $24.99	14,714	1.86%	0.25% to 0.60%	18.92% to 19.34%
2009		406	$15.88 to $15.94	$20.79 to $20.94	8,497	4.78%	0.25% to 0.60%	30.95% to 31.41%
2008	(g)	98	$38.70 to $38.98	$15.88 to $15.94	1,549	0.11%	0.25% to 0.60%	(50.31)% to (50.14)%

TIAA-CREF Life Large-Cap Value Sub-Account
2014		295	$67.87 to $69.33	$73.52 to $75.36	17,947	1.65%	0.25% to 0.60%	8.33% to 8.71%
2013		341	$50.83 to $51.74	$67.87 to $69.33	23,464	2.26%	0.25% to 0.60%	33.51% to 33.98%
2012		232	$42.57 to $43.18	$50.83 to $51.74	11,915	2.15%	0.25% to 0.60%	19.42% to 19.84%
2011		199	$45.53 to $46.03	$42.57 to $43.18	8,572	1.80%	0.25% to 0.60%	(6.52)% to (6.19)%
2010		141	$38.70 to $38.98	$45.53 to $46.03	6,467	1.91%	0.25% to 0.60%	17.65% to 18.06%
2009		100	$29.62 to $29.73	$38.70 to $38.98	3,888	2.25%	0.25% to 0.60%	30.67% to 31.13%
2008	(g)	45	$46.14 to $46.18	$29.62 to $29.73	1,330	3.00%	0.25% to 0.60%	(41.10)% to (40.89)%

46	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Money Market Sub-Account
2014		3,438	$11.32 to $11.57	$11.26 to $11.54	39,320	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013		3,374	$11.39 to $11.60	$11.32 to $11.57	38,727	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012		2,789	$11.46 to $11.62	$11.39 to $11.60	32,123	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011		2,603	$11.52 to $11.65	$11.46 to $11.62	30,080	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010		2,451	$11.57 to $11.66	$11.52 to $11.65	28,434	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%
2009		2,005	$11.58 to $11.63	$11.57 to $11.66	23,308	0.56%	0.25% to 0.60%	(0.06)% to 0.29%
2008	(g)	2,128	$11.38	$11.58 to $11.63	24,724	1.82%	0.25% to 0.60%	2.25% to 2.60%

TIAA-CREF Life Real Estate Securities Sub-Account
2014		173	$68.81 to $70.29	$87.87 to $90.07	15,463	1.79%	0.25% to 0.60%	27.70% to 28.15%
2013		143	$67.94 to $69.16	$68.81 to $70.29	9,979	2.05%	0.25% to 0.60%	1.28% to 1.63%
2012		115	$57.06 to $57.87	$67.94 to $69.16	7,923	1.97%	0.25% to 0.60%	19.07% to 19.49%
2011		105	$53.78 to $54.36	$57.06 to $57.87	6,028	1.41%	0.25% to 0.60%	6.09% to 6.46%
2010		74	$41.25 to $41.55	$53.78 to $54.36	4,002	2.72%	0.25% to 0.60%	30.38% to 30.84%
2009		47	$33.17 to $33.29	$41.25 to $41.55	1,930	6.24%	0.25% to 0.60%	24.36% to 24.79%
2008	(g)	21	$52.38 to $52.42	$33.17 to $33.29	713	9.55%	0.25% to 0.60%	(38.65)% to (38.43)%

TIAA-CREF Life Small-Cap Equity Sub-Account
2014		123	$80.95 to $82.69	$85.98 to $88.13	10,800	0.76%	0.25% to 0.60%	6.21% to 6.58%
2013		117	$58.23 to $59.27	$80.95 to $82.69	9,579	0.75%	0.25% to 0.60%	39.03% to 39.52%
2012		70	$51.37 to $52.11	$58.23 to $59.27	4,139	1.21%	0.25% to 0.60%	13.34% to 13.74%
2011		63	$53.97 to $54.55	$51.37 to $52.11	3,269	0.57%	0.25% to 0.60%	(4.81)% to (4.47)%
2010		56	$42.57 to $42.88	$53.97 to $54.55	3,067	0.99%	0.25% to 0.60%	26.79% to 27.23%
2009		24	$33.52 to $33.65	$42.57 to $42.88	1,022	1.81%	0.25% to 0.60%	26.99% to 27.43%
2008	(g)	16	$45.78 to $45.82	$33.52 to $33.65	511	2.52%	0.25% to 0.60%	(32.83)% to (32.60)%

TIAA-CREF Life Social Choice Sub-Account
2014		328	$43.95 to $44.89	$48.48 to $49.70	16,156	1.94%	0.25% to 0.60%	10.31% to 10.70%
2013		304	$32.96 to $33.55	$43.95 to $44.89	13,537	1.94%	0.25% to 0.60%	33.33% to 33.80%
2012		182	$29.09 to $29.50	$32.96 to $33.55	6,068	2.49%	0.25% to 0.60%	13.33% to 13.72%
2011		115	$29.27 to $29.59	$29.09 to $29.50	3,382	2.44%	0.25% to 0.60%	(0.64)% to (0.29)%
2010		46	$25.39 to $25.52	$29.27 to $29.59	1,342	2.04%	0.25% to 0.60%	15.32% to 15.72%
2009		30	$19.27 to $19.32	$25.39 to $25.52	763	2.91%	0.35% to 0.60%	31.72% to 32.05%
2008	(g)	15	$27.74 to $27.76	$19.27 to $19.32	290	3.06%	0.35% to 0.60%	(36.47)% to (36.31)%

TIAA-CREF Life Stock Index Sub-Account
2014		1,241	$52.68 to $53.82	$58.90 to $60.38	74,448	1.99%	0.25% to 0.60%	11.79% to 12.18%
2013		1,113	$39.73 to $40.44	$52.68 to $53.82	59,575	2.29%	0.25% to 0.60%	32.63% to 33.10%
2012		957	$34.35 to $34.84	$39.73 to $40.44	38,533	2.42%	0.25% to 0.60%	15.65% to 16.06%
2011		861	$34.23 to $34.60	$34.35 to $34.84	29,901	2.08%	0.25% to 0.60%	0.35% to 0.70%
2010		659	$29.48 to $29.70	$34.23 to $34.60	22,768	2.34%	0.25% to 0.60%	16.10% to 16.50%
2009		505	$23.11 to $23.20	$29.48 to $29.70	14,982	2.44%	0.25% to 0.60%	27.60% to 28.04%
2008	(g)	109	$33.76 to $33.79	$23.11 to $23.20	2,520	5.97%	0.25% to 0.60%	(37.46)% to (37.24)%

Calamos Growth and Income Portfolio Sub-Account
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010		203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%
2009		118	$10.57 to $10.61	$14.65 to $14.75	$1,732	2.76%	0.25% to 0.60%	38.59% to 39.07%
2008	(g)	58	$14.24 to $14.25	$10.57 to $10.61	$611	0.34%	0.25% to 0.60%	(32.14)% to (31.91)%

Intelligent Variable Annuity Prospectus	47

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%
2009		17	$9.72	$12.99 to $13.09	$217	0.00%	0.25% to 0.60%	33.76% to 34.23%
2008	(g)	2	$15.30 to $15.31	$9.72	$17	0.00%	0.50%	(40.70)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%
2009		10	$9.43 to $9.45	$13.38 to $13.48	$134	0.00%	0.25% to 0.60%	41.92% to 42.42%
2008	(g)	3	$14.36 to $14.37	$9.43 to $9.45	$27	0.00%	0.35% to 0.60%	(37.64)% to (37.48)%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%
2009		289	$9.69 to $9.73	$12.23 to $12.32	$3,548	4.59%	0.25% to 0.60%	26.20% to 26.64%
2008	(g)	121	$10.40 to $10.41	$9.69 to $9.73	$1,181	0.00%	0.25% to 0.60%	(5.11)% to (4.78)%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%
2009		224	$8.41 to $8.44	$11.26 to $11.35	$2,538	2.76%	0.25% to 0.60%	33.92% to 34.39%
2008	(g)	25	$13.23 to $13.24	$8.41 to $8.44	$210	0.00%	0.25% to 0.60%	(42.77)% to (42.57)%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%
2009		28	$19.96 to $20.04	$26.16 to $26.35	$746	0.90%	0.25% to 0.60%	31.04% to 31.50%
2008	(g)	14	$27.29 to $27.32	$19.96 to $20.04	$287	0.00%	0.25% to 0.60%	(30.30)% to (30.05)%

DFA VA Global Bond Portfolio Sub-Account
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

48	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

DFA VA Global Moderate Allocation Portfolio Sub-Account
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Franklin Income VIP Fund—Class 1 Sub-Account
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%
2009		105	$12.37 to $12.41	$16.70 to $16.82	$1,756	6.92%	0.25% to 0.60%	35.07% to 35.55%
2008	(g)	53	$17.11 to $17.13	$12.37 to $12.41	$652	2.67%	0.25% to 0.60%	(29.83)% to (29.59)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%
2009		44	$12.80 to $12.84	$16.07 to $16.19	$705	2.20%	0.25% to 0.60%	25.60% to 26.03%
2008	(g)	29	$18.88 to $18.90	$12.80 to $12.84	$376	3.65%	0.25% to 0.60%	(37.31)% to (37.09)%

Franklin Small-Mid Cap Growth Securities Fund—Class 1 Sub-Account
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%
2009		25	$13.40 to $13.45	$19.17 to $19.31	$487	0.00%	0.25% to 0.60%	43.09% to 43.59%
2008	(g)	10	$20.59 to $20.61	$13.40 to $13.45	$137	0.00%	0.25% to 0.60%	(42.69)% to (42.49)%

Intelligent Variable Annuity Prospectus	49

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%
2009		44	$22.89 to $22.98	$33.30 to $33.54	$1,480	0.04%	0.25% to 0.60%	45.46% to 45.97%
2008	(g)	20	$36.87 to $36.90	$22.89 to $22.98	$450	0.08%	0.25% to 0.60%	(44.49)% to (44.29)%

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%
2009		50	$31.15 to $31.27	$55.60 to $56.00	$2,794	0.63%	0.25% to 0.60%	78.49% to 79.11%
2008	(g)	8	$60.86 to $60.91	$31.15 to $31.27	$242	(0.03)%	0.25% to 0.60%	(52.40)% to (52.23)%

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%
2009		207	$12.16 to $12.21	$16.16 to $16.28	$3,370	0.72%	0.25% to 0.60%	32.90% to 33.36%
2008	(g)	40	$16.37 to $16.39	$12.16 to $12.21	$483	1.67%	0.25% to 0.60%	(28.20)% to (27.95)%

Matson Money Fixed Income VI Portfolio Sub-Account
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series—Initial Class Sub-Account
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%
2009		46	$10.18 to $10.22	$13.36 to $13.45	$614	1.88%	0.25% to 0.60%	31.20% to 31.65%
2008	(g)	33	$13.93 to $13.94	$10.18 to $10.22	$340	0.00%	0.35% to 0.60%	(34.17)% to (33.94)%

MFS Growth Series—Initial Class Sub-Account
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%
2009		8	$15.55 to $15.59	$21.28 to $21.39	$166	0.33%	0.35% to 0.60%	36.85% to 37.19%
2008	(g)	4	$10.69 to $10.70	$15.55 to $15.59	$66	0.00%	0.35% to 0.60%	(37.79)% to (37.63)%

50	Prospectus Intelligent Variable Annuity

							For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

MFS Investors Growth Stock Series—Initial Class Sub-Account
2014		201		$17.31 to $17.68	$19.18 to $19.66	$3,921	0.52%	0.25% to 0.60%	10.79% to 11.17%
2013		194		$13.37 to $13.61	$17.31 to $17.68	$3,406	4.54%	0.25% to 0.60%	29.51% to 29.97%
2012		81		$11.50 to $11.66	$13.37 to $13.61	$1,091	1.11%	0.25% to 0.60%	16.27% to 16.68%
2011		72		$11.50 to $11.62	$11.50 to $11.66	$838	0.55%	0.25% to 0.60%	(0.02)% to 0.33%
2010		75		$10.29 to $10.34	$11.50 to $11.62	$864	0.41%	0.25% to 0.60%	11.80% to 12.19%
2009		37		$7.41 to $7.44	$10.29 to $10.34	$384	0.75%	0.35% to 0.60%	38.72% to 39.07%
2008	(g)	27		$22.34 to $22.36	$7.41 to $7.44	$198	0.00%	0.25% to 0.60%	(37.25)% to (37.03)%

MFS Utilities Series—Initial Class Sub-Account
2014		53		$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48		$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29		$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36		$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23		$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%
2009		16		$21.38 to $21.43	$28.28 to $28.42	$467	3.74%	0.35% to 0.60%	32.42% to 32.75%
2008	(g)	5		$31.54 to $31.56	$21.38 to $21.43	$105	0.00%	0.25% to 0.50%	(37.98)% to (37.82)%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account
2014		80		$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57		$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36		$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34		$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37		$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%
2009		46		$9.82 to $9.86	$15.24 to $15.35	$707	14.62%	0.25% to 0.60%	55.14% to 55.69%
2008	(g)	21		$18.76 to $18.78	$9.82 to $9.86	$205	0.82%	0.25% to 0.50%	(52.68)% to (52.51)%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2014		607		$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357		$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185		$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130		$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41		$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%
2009		17		$8.74 to $8.76	$12.73 to $12.82	$224	1.92%	0.25% to 0.60%	45.69% to 46.20%
2008	(g)	6		$14.81 to $14.82	$8.74 to $8.76	$52	0.51%	0.35% to 0.50%	(46.14)% to (46.01)%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2014		291		$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376		$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555		$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295		$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169		$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%
2009		118		$10.22 to $10.25	$12.37 to $12.46	$1,464	10.76%	0.25% to 0.60%	21.01% to 21.43%
2008	(g)	19		$12.31 to $12.32	$10.22 to $10.25	$190	7.84%	0.35% to 0.60%	(16.21)% to (16.00)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Inst. Class Sub-Account
2014		53		$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6		$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Inst. Class Sub-Account
2014		229		$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—	^	$24.43	$24.60	$0	2.43%	0.42%	0.71%

Intelligent Variable Annuity Prospectus	51

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2014		279	$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%
2009		168	$12.67 to $12.72	$14.74 to $14.85	$2,491	3.28%	0.25% to 0.60%	16.34% to 16.75%
2008	(g)	83	$13.38 to $13.39	$12.67 to $12.72	$1,049	2.31%	0.25% to 0.60%	(1.28)% to (0.94)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2014		2,549	$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%
2009		863	$11.69 to $11.74	$13.78 to $13.88	$11,946	3.10%	0.25% to 0.60%	17.86% to 18.28%
2008	(g)	167	$13.19 to $13.21	$11.69 to $11.74	$1,952	2.18%	0.25% to 0.60%	(7.47)% to (7.15)%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2014		620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%
2009		123	$10.48 to $10.54	$16.40 to $16.52	$2,033	0.00%	0.25% to 0.60%	56.46% to 57.01%
2008	(g)	23	$15.71 to $15.72	$10.48 to $10.54	$240	0.00%	0.25% to 0.60%	(39.76)% to (39.55)%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2014		47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%
2009		32	$31.29 to $31.46	$54.88 to $55.27	$1,756	0.24%	0.25% to 0.60%	75.36% to 75.97%
2008	(g)	8	$62.09 to $62.14	$31.29 to $31.46	$251	0.03%	0.25% to 0.60%	(53.47)% to (53.30)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2014		246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%
2009		92	$15.41 to $15.47	$21.66 to $21.82	$2,008	1.08%	0.25% to 0.60%	40.54% to 41.04%
2008	(g)	22	$24.84 to $24.86	$15.41 to $15.47	$343	0.00%	0.25% to 0.60%	(42.90)% to (42.70)%

PVC Equity Income Account—Class 1 Sub-Account
2014		1,394	$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%
2009		170	$12.68 to $12.71	$15.13 to $15.24	$2,586	6.51%	0.25% to 0.60%	(19.29)% to (19.71)%
2008	(g)	14	$17.63 to $17.65	$12.68 to $12.71	$181	0.00%	0.35% to 0.60%	(34.34)% to (34.17)%

52	Prospectus Intelligent Variable Annuity

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

PVC MidCap Account—Class 1 Sub-Account
2014		198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%
2009	(p)	50	$13.12 to $13.20	$13.62 to $13.72	$684	0.00%	0.25% to 0.60%	3.84% to 3.91%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2014		33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$916	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%
2009		45	$8.44 to $8.47	$13.26 to $13.36	$605	0.00%	0.25% to 0.60%	57.10% to 57.65%
2008	(g)	19	$13.75 to $13.76	$8.44 to $8.47	$156	4.97%	0.25% to 0.60%	(43.61)% to (43.41)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%
2009		148	$7.55 to $7.58	$10.15 to $10.23	$1,515	0.00%	0.25% to 0.60%	34.40% to 34.86%
2008	(g)	38	$10.01 to $10.02	$7.55 to $7.58	$286	1.31%	0.25% to 0.60%	(27.62)% to (27.36)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price Limited-Term Bond Portfolio Sub-Account
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets Securities Fund—Class 1 Sub-Account
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%
2009		182	$7.61 to $7.63	$13.12 to $13.21	$2,399	3.26%	0.25% to 0.60%	72.29% to 72.89%
2008	(g)	18	$14.04 to $14.05	$7.61 to $7.63	$137	0.60%	0.35% to 0.60%	(52.90)% to (52.78)%

Vanguard VIF Capital Growth Portfolio Sub-Account
2014	(z)	2	$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2014	(aa)	1	$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2014	(aa)	4	$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF REIT Index Portfolio Sub-Account
2014	(y)	23	$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Intelligent Variable Annuity Prospectus	53

							For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Vanguard VIF Small Co Growth Portfolio Sub-Account
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2014		262		$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136		$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74		$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44		$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9		$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Wanger International Sub-Account
2014		237		$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169		$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128		$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85		$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34		$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%
2009		21		$23.80 to $23.87	$35.44 to $35.70	$748	3.13%	0.25% to 0.60%	48.89% to 49.41%
2008	(g)	4		$39.08 to $39.11	$23.80 to $23.87	$85	0.00%	0.35% to 0.60%	(45.93)% to (45.79)%

Wanger Select Sub-Account
2014		50		$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51		$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58		$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43		$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36		$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%
2009		46		$14.21 to $14.25	$23.48 to $23.65	$1,078	0.00%	0.25% to 0.60%	65.19% to 65.77%
2008	(g)	5		$25.59 to $25.62	$14.21 to $14.25	$67	0.00%	0.35% to 0.60%	(49.39)% to (49.25)%

Wanger USA Sub-Account
2014		12		$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14		$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21		$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.60%
2011		23		$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18		$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%
2009		14		$21.73 to $21.81	$30.72 to $30.95	$430	0.00%	0.25% to 0.60%	41.38% to 41.87%
2008	(g)	2		$33.07 to $33.09	$21.73 to $21.81	$43	0.00%	0.25% to 0.60%	(40.05)% to (39.84)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2014		1,102		$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013		528		$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365		$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200		$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187		$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%
2009		237		$6.74 to $6.77	$10.42 to $10.50	$2,488	12.06%	0.25% to 0.60%	54.63% to 55.17%
2008	(g)	57		$9.56 to $9.57	$6.74 to $6.77	$387	10.94%	0.25% to 0.60%	(31.24)% to (30.99)%

54	Prospectus Intelligent Variable Annuity

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicitive of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(g)	Sub-account commenced operations on February 5, 2008.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(p)	Sub-account commenced operations on October 23, 2009.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
^	Amount represents less than 1,000 units.

Intelligent Variable Annuity Prospectus	55

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/15

Statement of Additional Information

Intelligent Variable Annuity

Individual Flexible Premium Deferred Variable

Annuity Contract

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2015

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2015 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

Table of contents for the statement of additional information

General Matters	B-2
State Regulation	B-3
Legal Matters	B-3
Experts	B-3
Additional Information	B-4
Financial Statements	B-4
Index to Financial Statements	B-5

General matters

The contract

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

Assignment of contracts

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

Protection against claims of creditors

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

Procedures for elections and change

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

Financial support agreement

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

Management related service contracts

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA-CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2014, 2013 and 2012 TIAA-CREF Life provided total compensation for product administrative services of $8,868,827, $12,106,765, and $12,281,977, for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2014, 2013 and 2012 TIAA-CREF Life paid custody fees of $334,218, $290,625, and $305,206. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2014, 2013 and 2012, TIAA-CREF Life provided compensation for trade settlement services of $49,315, $68,650, and $77,644.

State regulation

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA-CREF Life Separate Account VA-1. PricewaterhouseCoopers LLP is also the independent auditor of TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

Separate Account Financial Statements

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2014 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD 21202 given on the authority of said firm as experts in auditing and accounting.

TIAA-CREF Life Insurance Company Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent auditor, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 included in this Registration Statement have been so included in reliance on the report PricewaterhouseCoopers LLP, an independent auditor, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial statements

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA-CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

B-4	Statement of Additional Information ■ Intelligent Variable Annuity

Intelligent Variable Annuity ■ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Contractowners of TIAA-CREF Life Separate Account VA-1 and

the Board of Directors of TIAA-CREF Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA-CREF Life Separate Account VA-1 at December 31, 2014, the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of TIAA-CREF Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying investee mutual fund shares at December 31, 2014 by correspondence with the transfer agent of the investee mutual funds, or the investee mutual funds directly, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 27, 2015

B-6	Statement of Additional Information ■ Intelligent Variable Annuity

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2014

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account
ASSETS
Investments, at value	$25,784,280	$129,197,997	$62,474,879	$111,028,161	$78,520,361
Total assets	$25,784,280	$129,197,997	$62,474,879	$111,028,161	$78,520,361

NET ASSETS
Accumulation fund	$25,784,280	$129,197,997	$59,774,092	$103,811,252	$75,744,554
Annuity fund	—	—	2,700,787	7,216,909	2,775,807

Net assets	$25,784,280	$129,197,997	$62,474,879	$111,028,161	$78,520,361

Investments, at cost	$25,831,832	$130,670,433	$43,965,523	$91,000,924	$74,999,498
Shares held in corresponding Funds	2,467,395	5,058,653	2,311,316	2,957,596	4,290,730

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$29.65	$50.34	$27.59
Lifetime Variable Select Annuity	—	37.75	29.67	50.32	27.60

Intelligent Variable Annuity
Band 1	26.21	38.02	29.87	50.68	27.78
Band 2	26.25	38.42	30.19	51.22	28.08
Band 3	26.27	38.69	30.40	51.59	28.27
Band 5	26.19	37.75	29.66	50.33	27.58
Band 6	26.23	38.15	29.97	50.86	27.88
Band 7	26.25	38.42	30.19	51.22	28.08

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	TIAA-CREF Life Balanced Sub-Account(v)	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account
INVESTMENT INCOME
Dividends	$617,457	$2,765,864	$176,978	$1,048,816	$1,103,619

Expenses
Administrative expenses	9,496	151,390	105,287	185,974	145,964
Mortality and expense risk charges	22,442	339,707	213,620	383,162	297,883
Guaranteed minimum death benefits	5,474	30,750	4,776	8,923	7,012
Total expenses	37,412	521,847	323,683	578,059	450,859
Net investment income (loss)	580,045	2,244,017	(146,705)	470,757	652,760

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	73,214	251,963	3,405,838	4,753,234	2,052,895
Capital gain distributions	4,625	1,065,921	4,809,460	8,718,583	—
Net realized gain (loss)	77,839	1,317,884	8,215,298	13,471,817	2,052,895
Net change in unrealized appreciation (depreciation) on investments	(47,552)	2,121,892	(2,116,874)	(3,275,802)	(9,962,260)
Net realized and unrealized gain (loss) on investments	30,287	3,439,776	6,098,424	10,196,015	(7,909,365)
Net increase (decrease) in net assets from operations	$610,332	$5,683,793	$5,951,719	$10,666,772	$(7,256,605)

(v)	For the period February 19, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-7

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account
ASSETS
Investments, at value	$66,456,178	$54,804,216	$68,128,958	$49,588,963	$48,708,772
Amounts due from/(to) TIAA	—	225,077	—	12,492	—
Total assets	$66,456,178	$55,029,293	$68,128,958	$49,601,455	$48,708,772

NET ASSETS
Accumulation fund	$63,917,669	$55,029,293	$65,081,364	$47,890,108	$46,818,365
Annuity fund	2,538,509	—	3,047,594	1,711,347	1,890,407

Net assets	$66,456,178	$55,029,293	$68,128,958	$49,601,455	$48,708,772

Investments, at cost	$56,016,456	$54,804,216	$52,284,192	$47,621,008	$36,187,348
Shares held in corresponding Funds	1,805,874	54,804,216	1,859,415	1,477,181	1,259,601

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$73.54	$—	$87.88	$86.00	$48.50
Lifetime Variable Select Annuity	73.56	11.25	87.94	86.05	48.69

Intelligent Variable Annuity
Band 1	74.04	11.34	88.49	86.59	48.82
Band 2	74.83	11.46	89.44	87.51	49.35
Band 3	75.36	11.54	90.07	88.13	49.70
Band 5	73.52	11.26	87.87	85.98	48.48
Band 6	74.30	11.38	88.81	86.89	49.00
Band 7	74.83	11.46	89.44	87.51	49.35

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account
INVESTMENT INCOME
Dividends	$1,134,279	$—	$1,014,954	$348,177	$862,134

Expenses
Administrative expenses	107,331	72,365	104,726	88,279	77,663
Mortality and expense risk charges	220,811	162,781	215,042	179,477	162,381
Guaranteed minimum death benefits	8,880	11,831	4,007	2,468	5,837
Total expenses	337,022	246,977	323,775	270,224	245,881
Net investment income (loss)	797,257	(246,977)	691,179	77,953	616,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	3,733,853	—	3,830,921	3,253,502	1,996,890
Capital gain distributions	4,112,178	—	935,682	6,347,400	1,222,780
Net realized gain (loss)	7,846,031	—	4,766,603	9,600,902	3,219,670
Net change in unrealized appreciation (depreciation) on investments	(3,381,710)	—	8,862,156	(6,714,700)	746,741
Net realized and unrealized gain (loss) on investments	4,464,321	—	13,628,759	2,886,202	3,966,411
Net increase (decrease) in net assets from operations	$5,261,578	$(246,977)	$14,319,938	$2,964,155	$4,582,664

B-8	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account
ASSETS
Investments, at value	$302,900,864	$4,066,987	$7,613,727	$2,837,770	$42,403
Amounts due from/(to) TIAA	—	—	12,308	12,308	—
Total assets	$302,900,864	$4,066,987	$7,626,035	$2,850,078	$42,403

NET ASSETS
Accumulation fund	$288,488,311	$4,066,987	$7,626,035	$2,850,078	$42,403
Annuity fund	14,412,553	—	—	—	—

Net assets	$302,900,864	$4,066,987	$7,626,035	$2,850,078	$42,403

Investments, at cost	$210,018,825	$4,006,898	$7,343,461	$2,951,618	$49,308
Shares held in corresponding Funds	6,667,419	273,503	253,116	126,686	8,123

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$58.92	$—	$—	$—	$—
Lifetime Variable Select Annuity	58.89	—	—	—	—

Intelligent Variable Annuity
Band 1	59.32	21.13	34.36	30.34	20.89
Band 2	59.95	21.36	34.72	30.66	20.93
Band 3	60.38	21.51	34.97	30.88	20.95
Band 5	58.90	20.98	34.12	30.13	20.87
Band 6	59.53	21.21	34.48	30.45	20.90
Band 7	59.95	21.36	34.72	30.66	—

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account
INVESTMENT INCOME
Dividends	$5,367,452	$41,667	$12,334	$—	$—

Expenses
Administrative expenses	496,026	4,350	6,264	2,413	60
Mortality and expense risk charges	1,002,522	10,378	13,671	5,933	241
Guaranteed minimum death benefits	15,074	1,945	2,214	716	9
Total expenses	1,513,622	16,673	22,149	9,062	310
Net investment income (loss)	3,853,830	24,994	(9,815)	(9,062)	(310)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	16,470,808	163,381	499,933	(17,695)	1,192
Capital gain distributions	720,695	399,154	455,894	284,309	—
Net realized gain (loss)	17,191,503	562,535	955,827	266,614	1,192
Net change in unrealized appreciation (depreciation) on investments	10,781,394	(314,358)	9,203	(205,360)	(6,934)
Net realized and unrealized gain (loss) on investments	27,972,897	248,177	965,030	61,254	(5,742)
Net increase (decrease) in net assets from operations	$31,826,727	$273,171	$955,215	$52,192	$(6,052)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-9

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account
ASSETS
Investments, at value	$49,210,041	$22,925,426	$16,433,055	$8,698,089	$15,458,584
Amounts due from/(to) TIAA	(37,154)	—	8,351	—	—
Total assets	$49,172,887	$22,925,426	$16,441,406	$8,698,089	$15,458,584

NET ASSETS
Accumulation fund	$49,172,887	$22,925,426	$16,441,406	$8,698,089	$15,458,584

Net assets	$49,172,887	$22,925,426	$16,441,406	$8,698,089	$15,458,584

Investments, at cost	$48,919,765	$23,883,862	$15,935,544	$8,791,301	$15,603,132
Shares held in corresponding Funds	4,539,672	2,086,026	408,478	812,146	1,387,665

UNIT VALUE
Intelligent Variable Annuity
Band 1	$15.32	$13.50	$53.71	$26.01	$26.32
Band 2	15.48	13.64	54.29	26.11	26.37
Band 3	15.59	13.74	54.67	26.18	26.40
Band 5	15.21	13.40	53.34	25.94	26.29
Band 6	15.38	13.54	53.90	26.04	26.34
Band 7	15.48	13.64	54.29	26.11	26.37

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account(u)
INVESTMENT INCOME
Dividends	$986,471	$218,982	$67,949	$170,985	$236,542

Expenses
Administrative expenses	45,836	19,140	13,606	5,283	8,513
Mortality and expense risk charges	110,541	44,642	29,796	11,219	15,192
Guaranteed minimum death benefits	17,105	6,400	3,684	2,028	1,413
Total expenses	173,482	70,182	47,086	18,530	25,118
Net investment income (loss)	812,989	148,800	20,863	152,455	211,424

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(4,650)	632,487	1,141,642	(11,169)	42,826
Capital gain distributions	—	—	1,046,641	12,734	60,078
Net realized gain (loss)	(4,650)	632,487	2,188,283	1,565	102,904
Net change in unrealized appreciation (depreciation) on investments	1,265,360	(2,999,843)	(1,504,277)	(40,033)	(144,548)
Net realized and unrealized gain (loss) on investments	1,260,710	(2,367,356)	684,006	(38,468)	(41,644)
Net increase (decrease) in net assets from operations	$2,073,699	$(2,218,556)	$704,869	$113,987	$169,780

(u)	For the period January 3, 2014 (commencement of operations) to December 31, 2014.

B-10	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account
ASSETS
Investments, at value	$4,105,282	$7,587,047	$14,855,703	$10,363,015	$6,748,701
Amounts due from/(to) TIAA	—	—	8,351	—	—
Total assets	$4,105,282	$7,587,047	$14,864,054	$10,363,015	$6,748,701

NET ASSETS
Accumulation fund	$4,105,282	$7,587,047	$14,864,054	$10,363,015	$6,748,701

Net assets	$4,105,282	$7,587,047	$14,864,054	$10,363,015	$6,748,701

Investments, at cost	$4,586,501	$8,301,162	$14,902,100	$10,241,263	$6,865,416
Shares held in corresponding Funds	371,183	646,807	1,459,303	451,154	369,792

UNIT VALUE
Intelligent Variable Annuity
Band 1	$31.05	$30.28	$24.85	$41.31	$40.18
Band 2	31.17	30.40	24.95	41.47	40.34
Band 3	31.26	30.48	25.02	41.58	40.45
Band 5	30.97	30.20	24.79	41.20	40.08
Band 6	31.09	30.32	24.89	41.36	40.24
Band 7	31.17	30.40	24.95	41.47	40.34

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account
INVESTMENT INCOME
Dividends	$86,818	$302,573	$27,672	$172,837	$51,045

Expenses
Administrative expenses	3,053	5,288	10,083	6,245	4,143
Mortality and expense risk charges	6,402	10,285	22,673	12,713	8,486
Guaranteed minimum death benefits	888	1,171	3,120	1,822	1,300
Total expenses	10,343	16,744	35,876	20,780	13,929
Net investment income (loss)	76,475	285,829	(8,204)	152,057	37,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	155,426	179,419	(2,382)	219,771	297,541
Capital gain distributions	86,945	—	8,328	172,528	269,843
Net realized gain (loss)	242,371	179,419	5,946	392,299	567,384
Net change in unrealized appreciation (depreciation) on investments	(606,821)	(1,072,895)	(31,078)	(21,736)	(463,651)
Net realized and unrealized gain (loss) on investments	(364,450)	(893,476)	(25,132)	370,563	103,733
Net increase (decrease) in net assets from operations	$(287,975)	$(607,647)	$(33,336)	$522,620	$140,849

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-11

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
ASSETS
Investments, at value	$7,513,134	$2,773,667	$5,851,715	$5,416,905	$2,343,590
Amounts due from/(to) TIAA	—	9,846	12,308	—	—
Total assets	$7,513,134	$2,783,513	$5,864,023	$5,416,905	$2,343,590

NET ASSETS
Accumulation fund	$7,513,134	$2,783,513	$5,864,023	$5,416,905	$2,343,590

Net assets	$7,513,134	$2,783,513	$5,864,023	$5,416,905	$2,343,590

Investments, at cost	$7,489,507	$2,398,271	$6,026,445	$5,412,462	$2,742,617
Shares held in corresponding Funds	455,894	121,068	234,538	134,515	71,978

UNIT VALUE
Intelligent Variable Annuity
Band 1	$25.60	$27.47	$37.94	$57.43	$52.91
Band 2	25.87	27.77	38.34	58.04	53.47
Band 3	26.05	27.96	38.61	58.45	53.85
Band 5	25.42	27.28	37.67	57.02	52.53
Band 6	25.69	27.57	38.07	57.63	53.09
Band 7	25.87	27.77	38.34	58.04	53.47

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
INVESTMENT INCOME
Dividends	$394,678	$55,326	$—	$6,583	$78,353

Expenses
Administrative expenses	7,826	2,683	4,638	4,227	2,667
Mortality and expense risk charges	18,478	5,981	11,669	10,174	6,464
Guaranteed minimum death benefits	2,783	1,119	1,484	1,196	669
Total expenses	29,087	9,783	17,791	15,597	9,800
Net investment income (loss)	365,591	45,543	(17,791)	(9,014)	68,553

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	455,093	221,048	127,738	235,995	31,904
Capital gain distributions	—	12,788	800,527	1,218,809	252,980
Net realized gain (loss)	455,093	233,836	928,265	1,454,804	284,884
Net change in unrealized appreciation (depreciation) on investments	(512,352)	(101,882)	(596,090)	(1,113,358)	(669,303)
Net realized and unrealized gain (loss) on investments	(57,259)	131,954	332,175	341,446	(384,419)
Net increase (decrease) in net assets from operations	$308,332	$177,497	$314,384	$332,432	$(315,866)

B-12	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series— Initial Class Sub-Account
ASSETS
Investments, at value	$9,154,277	$13,781,203	$7,953,279	$11,410,714	$3,398,251
Total assets	$9,154,277	$13,781,203	$7,953,279	$11,410,714	$3,398,251

NET ASSETS
Accumulation fund	$9,154,277	$13,781,203	$7,953,279	$11,410,714	$3,398,251

Net assets	$9,154,277	$13,781,203	$7,953,279	$11,410,714	$3,398,251

Investments, at cost	$8,467,253	$13,855,746	$8,615,745	$10,981,274	$3,203,122
Shares held in corresponding Funds	487,708	553,240	347,608	426,250	173,469

UNIT VALUE
Intelligent Variable Annuity
Band 1	$27.11	$24.94	$23.09	$26.75	$22.98
Band 2	27.40	24.97	23.12	26.78	23.22
Band 3	27.59	24.99	23.14	26.81	23.39
Band 5	26.92	24.92	23.07	26.73	22.82
Band 6	27.21	24.95	23.10	26.76	23.06
Band 7	27.40	24.97	23.12	26.78	23.22

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account(w)	Matson Money International Equity VI Portfolio Sub-Account(w)	Matson Money U.S. Equity VI Portfolio Sub- Account(w)	MFS Global Equity Series— Initial Class Sub-Account
INVESTMENT INCOME
Dividends	$123,944	$74,876	$104,013	$40,681	$23,419

Expenses
Administrative expenses	8,898	7,237	3,795	5,469	3,144
Mortality and expense risk charges	21,172	16,488	9,117	12,994	7,298
Guaranteed minimum death benefits	2,977	2,525	1,362	1,946	1,206
Total expenses	33,047	26,250	14,274	20,409	11,648
Net investment income (loss)	90,897	48,626	89,739	20,272	11,771

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	378,096	1,228	(6,965)	25,444	181,889
Capital gain distributions	859,483	—	1,492	—	31,925
Net realized gain (loss)	1,237,579	1,228	(5,473)	25,444	213,814
Net change in unrealized appreciation (depreciation) on investments	(613,566)	(74,543)	(662,466)	429,440	(109,495)
Net realized and unrealized gain (loss) on investments	624,013	(73,315)	(667,939)	454,884	104,319
Net increase (decrease) in net assets from operations	$714,910	$(24,689)	$(578,200)	$475,156	$116,090

(w)	For the period February 20, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-13

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	MFS Growth Series—Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
ASSETS
Investments, at value	$1,224,073	$3,909,968	$2,763,092	$2,080,645	$16,184,905
Amounts due from/(to) TIAA	—	11,055	—	—	18,273
Total assets	$1,224,073	$3,921,023	$2,763,092	$2,080,645	$16,203,178

NET ASSETS
Accumulation fund	$1,224,073	$3,921,023	$2,763,092	$2,080,645	$16,203,178

Net assets	$1,224,073	$3,921,023	$2,763,092	$2,080,645	$16,203,178

Investments, at cost	$937,522	$3,507,895	$2,689,340	$1,803,909	$14,512,708
Shares held in corresponding Funds	30,794	243,764	81,363	126,946	905,703

UNIT VALUE
Intelligent Variable Annuity
Band 1	$41.85	$19.31	$51.78	$25.65	$26.46
Band 2	42.30	19.52	52.34	25.93	26.74
Band 3	42.60	19.66	52.71	26.11	26.93
Band 5	41.56	19.18	51.42	25.47	26.27
Band 6	42.00	19.38	51.97	25.75	26.55
Band 7	42.30	19.52	52.34	25.93	26.74

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	MFS Growth Series—Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
INVESTMENT INCOME
Dividends	$1,221	$17,557	$94,645	$12,562	$146,582

Expenses
Administrative expenses	1,164	3,391	3,548	1,624	11,772
Mortality and expense risk charges	2,972	7,969	7,894	3,637	28,155
Guaranteed minimum death benefits	128	1,545	963	463	4,651
Total expenses	4,264	12,905	12,405	5,724	44,578
Net investment income (loss)	(3,043)	4,652	82,240	6,838	102,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	38,846	148,905	194,560	72,166	316,353
Capital gain distributions	77,728	188,582	165,981	—	388,286
Net realized gain (loss)	116,574	337,487	360,541	72,166	704,639
Net change in unrealized appreciation (depreciation) on investments	(16,730)	19,140	(80,375)	70,694	739,469
Net realized and unrealized gain (loss) on investments	99,844	356,627	280,166	142,860	1,444,108
Net increase (decrease) in net assets from operations	$96,801	$361,279	$362,406	$149,698	$1,546,112

B-14	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
ASSETS
Investments, at value	$4,774,622	$1,071,702	$5,685,866	$4,922,913	$42,873,105
Amounts due from/(to) TIAA	—	—	9,544	—	—
Total assets	$4,774,622	$1,071,702	$5,695,410	$4,922,913	$42,873,105

NET ASSETS
Accumulation fund	$4,774,622	$1,071,702	$5,695,410	$4,922,913	$42,873,105

Net assets	$4,774,622	$1,071,702	$5,695,410	$4,922,913	$42,873,105

Investments, at cost	$5,174,006	$1,377,207	$6,151,524	$5,458,261	$45,635,874
Shares held in corresponding Funds	456,029	221,426	448,059	411,959	3,346,847

UNIT VALUE
Intelligent Variable Annuity
Band 1	$16.28	$20.36	$24.89	$17.45	$16.68
Band 2	16.45	20.40	24.93	17.64	16.85
Band 3	16.57	20.42	24.96	17.77	16.97
Band 5	16.17	20.34	24.86	17.33	16.56
Band 6	16.34	20.38	24.90	17.52	16.74
Band 7	16.45	20.40	24.93	17.64	16.85

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
INVESTMENT INCOME
Dividends	$280,124	$5,091	$125,251	$131,325	$599,731

Expenses
Administrative expenses	5,555	862	2,304	4,979	39,087
Mortality and expense risk charges	13,995	1,926	6,050	12,577	93,021
Guaranteed minimum death benefits	1,160	99	797	951	13,091
Total expenses	20,710	2,887	9,151	18,507	145,199
Net investment income (loss)	259,414	2,204	116,100	112,818	454,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(107,868)	(56,191)	1,372	(181,309)	(586,132)
Capital gain distributions	—	—	104,196	146,905	—
Net realized gain (loss)	(107,868)	(56,191)	105,568	(34,404)	(586,132)
Net change in unrealized appreciation (depreciation) on investments	(143,821)	(304,206)	(465,658)	11,278	958,057
Net realized and unrealized gain (loss) on investments	(251,689)	(360,397)	(360,090)	(23,126)	371,925
Net increase (decrease) in net assets from operations	$7,725	$(358,193)	$(243,990)	$89,692	$826,457

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-15

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account
ASSETS
Investments, at value	$15,672,911	$2,230,096	$9,306,971	$41,323,964	$6,470,878
Total assets	$15,672,911	$2,230,096	$9,306,971	$41,323,964	$6,470,878

NET ASSETS
Accumulation fund	$15,672,911	$2,230,096	$9,306,971	$41,323,964	$6,470,878

Net assets	$15,672,911	$2,230,096	$9,306,971	$41,323,964	$6,470,878

Investments, at cost	$14,417,534	$2,697,640	$7,627,339	$35,407,752	$5,799,488
Shares held in corresponding Funds	729,312	75,596	351,870	1,787,369	106,446

UNIT VALUE
Intelligent Variable Annuity
Band 1	$25.09	$47.13	$37.47	$29.39	$32.34
Band 2	25.36	47.63	37.87	29.70	32.68
Band 3	25.54	47.97	38.14	29.91	32.91
Band 5	24.91	46.79	37.21	29.18	32.11
Band 6	25.18	47.29	37.60	29.49	32.45
Band 7	25.36	47.63	37.87	29.70	32.68

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account
INVESTMENT INCOME
Dividends	$—	$—	$—	$850,461	$31,991

Expenses
Administrative expenses	11,815	2,951	7,060	33,755	6,309
Mortality and expense risk charges	29,340	6,836	16,660	81,803	14,503
Guaranteed minimum death benefits	3,901	1,093	1,923	12,192	2,182
Total expenses	45,056	10,880	25,643	127,750	22,994
Net investment income (loss)	(45,056)	(10,880)	(25,643)	722,711	8,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	476,605	(140,594)	550,457	1,470,580	333,957
Capital gain distributions	—	—	—	—	555,871
Net realized gain (loss)	476,605	(140,594)	550,457	1,470,580	889,828
Net change in unrealized appreciation (depreciation) on investments	192,326	(560,937)	95,731	1,777,997	(152,721)
Net realized and unrealized gain (loss) on investments	668,931	(701,531)	646,188	3,248,577	737,107
Net increase (decrease) in net assets from operations	$623,875	$(712,411)	$620,545	$3,971,288	$746,104

B-16	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account
ASSETS
Investments, at value	$616,052	$7,341,098	$77,152	$22,855,304	$12,303,046
Amounts due from/(to) TIAA	—	—	—	(27,593)	8,351
Total assets	$616,052	$7,341,098	$77,152	$22,827,711	$12,311,397

NET ASSETS
Accumulation fund	$616,052	$7,341,098	$77,152	$22,827,711	$12,311,397

Net assets	$616,052	$7,341,098	$77,152	$22,827,711	$12,311,397

Investments, at cost	$637,659	$7,091,408	$77,702	$23,051,937	$13,295,114
Shares held in corresponding Funds	54,182	580,324	2,063	4,683,464	1,327,189

UNIT VALUE
Intelligent Variable Annuity
Band 1	$18.58	$18.10	$—	$25.21	$13.18
Band 2	18.78	18.30	25.20	25.32	13.32
Band 3	18.91	18.43	25.21	25.39	13.41
Band 5	18.45	17.98	—	25.14	13.09
Band 6	18.65	18.17	25.20	25.25	13.22
Band 7	18.78	18.30	—	25.32	13.32

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account(x)	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account
INVESTMENT INCOME
Dividends	$—	$9,216	$—	$243,912	$203,070

Expenses
Administrative expenses	607	7,044	1	19,668	11,231
Mortality and expense risk charges	1,681	17,216	1	47,552	25,513
Guaranteed minimum death benefits	255	2,075	—	7,953	3,181
Total expenses	2,543	26,335	2	75,173	39,925
Net investment income (loss)	(2,543)	(17,119)	(2)	168,739	163,145

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	32,493	400,291	(155)	(54,471)	(45,154)
Capital gain distributions	48,304	849,631	224	—	—
Net realized gain (loss)	80,797	1,249,922	69	(54,471)	(45,154)
Net change in unrealized appreciation (depreciation) on investments	(103,142)	(1,012,373)	(550)	(88,859)	(1,006,374)
Net realized and unrealized gain (loss) on investments	(22,345)	237,549	(481)	(143,330)	(1,051,528)
Net increase (decrease) in net assets from operations	$(24,888)	$220,430	$(483)	$25,409	$(888,383)

(x)	For the period December 17, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-17

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2014

	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Co Growth Portfolio Sub-Account
ASSETS
Investments, at value	$45,756	$19,095	$113,699	$581,863	$699
Total assets	$45,756	$19,095	$113,699	$581,863	$699

NET ASSETS
Accumulation fund	$45,756	$19,095	$113,699	$581,863	$699

Net assets	$45,756	$19,095	$113,699	$581,863	$699

Investments, at cost	$46,298	$19,343	$114,412	$581,650	$697
Shares held in corresponding Funds	1,685	554	5,056	41,063	29

UNIT VALUE
Intelligent Variable Annuity
Band 1	$—	$25.72	$—	$25.41	$—
Band 2	—	25.72	25.88	25.41	—
Band 3	25.21	25.72	25.88	25.41	26.11
Band 5	—	—	—	—	—
Band 6	25.21	25.72	—	—	—

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

	Vanguard VIF Capital Growth Portfolio Sub-Account(z)	Vanguard VIF Equity Index Portfolio Sub-Account(aa)	Vanguard VIF Mid-Cap Index Portfolio Sub-Account(aa)	Vanguard VIF REIT Index Portfolio Sub-Account(y)	Vanguard VIF Small Co Growth Portfolio Sub-Account(aa)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—

Expenses
Administrative expenses	1	—	2	19	—
Mortality and expense risk charges	3	1	6	29	—
Guaranteed minimum death benefits	1	—	—	—	—
Total expenses	5	1	8	48	—
Net investment income (loss)	(5)	(1)	(8)	(48)	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	—	—	—	—	—
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(542)	(248)	(713)	213	2
Net realized and unrealized gain (loss) on investments	(542)	(248)	(713)	213	2
Net increase (decrease) in net assets from operations	$(547)	$(249)	$(721)	$165	$2

(y)	For the period December 19, 2014 (commencement of operations) to December 31, 2014.
(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.

B-18	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account
ASSETS
Investments, at value	$5,333	$10,117,681	$12,586,778	$1,990,913	$722,254
Amounts due from/(to) TIAA	—	—	—	9,846	12,308
Total assets	$5,333	$10,117,681	$12,586,778	$2,000,759	$734,562

NET ASSETS
Accumulation fund	$5,333	$10,117,681	$12,586,778	$2,000,759	$734,562

Net assets	$5,333	$10,117,681	$12,586,778	$2,000,759	$734,562

Investments, at cost	$5,323	$9,531,136	$13,772,229	$1,817,700	$716,305
Shares held in corresponding Funds	442	819,909	432,982	60,367	19,153

UNIT VALUE
Intelligent Variable Annuity
Band 1	$—	$38.38	$52.53	$39.31	$60.12
Band 2	—	38.65	53.09	39.73	60.76
Band 3	—	38.83	53.47	40.01	61.19
Band 5	—	38.20	52.16	39.03	59.70
Band 6	24.95	38.47	52.72	39.45	60.34
Band 7	—	38.65	53.09	39.73	60.76

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account(z)	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account
INVESTMENT INCOME
Dividends	$—	$81,996	$179,976	$—	$—

Expenses
Administrative expenses	—	6,872	11,585	1,969	726
Mortality and expense risk charges	—	15,584	27,199	4,695	1,831
Guaranteed minimum death benefits	—	2,499	4,610	643	171
Total expenses	—	24,955	43,394	7,307	2,728
Net investment income (loss)	—	57,041	136,582	(7,307)	(2,728)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	—	115,551	75,813	132,474	26,689
Capital gain distributions	—	—	1,267,267	237,920	81,185
Net realized gain (loss)	—	115,551	1,343,080	370,394	107,874
Net change in unrealized appreciation (depreciation) on investments	10	573,373	(2,105,843)	(307,961)	(78,699)
Net realized and unrealized gain (loss) on investments	10	688,924	(762,763)	62,433	29,175
Net increase (decrease) in net assets from operations	$10	$745,965	$(626,181)	$55,126	$26,447

(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2014	concluded

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
ASSETS
Investments, at value	$16,457,216
Amounts due from/(to) TIAA	8,351
Total assets	$16,465,567

NET ASSETS
Accumulation fund	$16,465,567

Net assets	$16,465,567

Investments, at cost	$18,481,515
Shares held in corresponding Funds	2,217,954

UNIT VALUE
Intelligent Variable Annuity
Band 1	$14.80
Band 2	14.96
Band 3	15.06
Band 5	14.69
Band 6	14.85
Band 7	14.96

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2014

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
INVESTMENT INCOME
Dividends	$1,212,817

Expenses
Administrative expenses	13,084
Mortality and expense risk charges	29,343
Guaranteed minimum death benefits	3,890
Total expenses	46,317
Net investment income (loss)	1,166,500

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	65,513
Capital gain distributions	—
Net realized gain (loss)	65,513
Net change in unrealized appreciation (depreciation) on investments	(1,832,691)
Net realized and unrealized gain (loss) on investments	(1,767,178)
Net increase (decrease) in net assets from operations	$(600,678)

B-20	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account		TIAA-CREF Life Growth Equity Sub-Account
	December 31, 2014(c)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$580,045	$2,244,017	$2,191,127	$(146,705)	$(134,905)
Net realized gain (loss)	77,839	1,317,884	1,405,640	8,215,298	3,059,710
Net change in unrealized appreciation (depreciation) on investments	(47,552)	2,121,892	(5,766,309)	(2,116,874)	13,264,092
Net increase (decrease) in net assets resulting from operations	610,332	5,683,793	(2,169,542)	5,951,719	16,188,897

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	15,703,817	12,348,982	13,088,676	4,039,456	4,266,031
Net contractowner transfers between Sub-Accounts	10,748,851	5,678,262	(109,648)	(1,331,771)	3,043,051
Annuity payments	—	—	—	(352,266)	(250,249)
Withdrawals and death benefits (b)	(1,278,720)	(5,414,565)	(5,030,557)	(4,005,445)	(5,371,635)
Net increase (decrease) in net assets resulting from contractowner transactions	25,173,948	12,612,679	7,948,471	(1,650,026)	1,687,198
Net increase (decrease) in net assets	25,784,280	18,296,472	5,778,929	4,301,693	17,876,095

NET ASSETS
Beginning of period	—	110,901,525	105,122,596	58,173,186	40,297,091
End of period	$25,784,280	$129,197,997	$110,901,525	$62,474,879	$58,173,186

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	3,051,448	2,837,781	2,079,038	2,016,262
Units purchased	612,921	329,179	358,835	126,555	164,553
Units sold/transferred	369,684	2,122	(145,168)	(196,811)	(101,777)
End of period	982,605	3,382,749	3,051,448	2,008,782	2,079,038

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(c)	For the period February 19, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-21

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	TIAA-CREF Life Growth & Income Sub-Account		TIAA-CREF Life International Equity Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$470,757	$501,537	$652,760	$1,540,879
Net realized gain (loss)	13,471,817	12,701,377	2,052,895	(32,567)
Net change in unrealized appreciation (depreciation) on investments	(3,275,802)	11,855,130	(9,962,260)	15,610,970
Net increase (decrease) in net assets resulting from operations	10,666,772	25,058,044	(7,256,605)	17,119,282

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,246,289	9,281,700	8,965,845	5,039,461
Net contractowner transfers between Sub-Accounts	(509,831)	3,238,713	(3,724,222)	(161,075)
Annuity payments	(948,235)	(771,554)	(377,551)	(309,700)
Withdrawals and death benefits (b)	(6,700,296)	(6,111,846)	(9,271,529)	(3,967,942)
Net increase (decrease) in net assets resulting from contractowner transactions	(1,912,073)	5,637,013	(4,407,457)	600,744
Net increase (decrease) in net assets	8,754,699	30,695,057	(11,664,062)	17,720,026

NET ASSETS
Beginning of period	102,273,462	71,578,405	90,184,423	72,464,397
End of period	$111,028,161	$102,273,462	$78,520,361	$90,184,423

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,091,819	1,958,967	2,877,937	2,866,911
Units purchased	107,160	207,184	274,268	166,150
Units sold/transferred	(144,796)	(74,332)	(423,107)	(155,124)
End of period	2,054,183	2,091,819	2,729,098	2,877,937

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account		TIAA-CREF Life Money Market Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$797,257	$840,166	$(246,977)	$(242,691)
Net realized gain (loss)	7,846,031	6,585,761	—	—
Net change in unrealized appreciation (depreciation) on investments	(3,381,710)	8,092,340	—	—
Net increase (decrease) in net assets resulting from operations	5,261,578	15,518,267	(246,977)	(242,691)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,618,700	5,951,898	79,693,641	60,338,509
Net contractowner transfers between Sub-Accounts	(4,080,268)	4,294,177	(68,581,914)	(41,128,767)
Annuity payments	(281,560)	(225,623)	—	—
Withdrawals and death benefits (b)	(4,931,640)	(3,327,246)	(11,865,161)	(13,708,907)
Net increase (decrease) in net assets resulting from contractowner transactions	(3,674,768)	6,693,206	(753,434)	5,500,835
Net increase (decrease) in net assets	1,586,810	22,211,473	(1,000,411)	5,258,144

NET ASSETS
Beginning of period	64,869,368	42,657,895	56,029,704	50,771,560
End of period	$66,456,178	$64,869,368	$55,029,293	$56,029,704

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	915,367	803,348	4,902,687	4,427,254
Units purchased	73,468	92,316	7,045,335	5,293,309
Units sold/transferred	(124,370)	19,703	(7,113,487)	(4,817,876)
End of period	864,465	915,367	4,834,535	4,902,687

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-23

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	TIAA-CREF Life Real Estate Securities Sub-Account		TIAA-CREF Life Small-Cap Equity Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$691,179	$611,334	$77,953	$62,102
Net realized gain (loss)	4,766,603	3,530,069	9,600,902	9,614,314
Net change in unrealized appreciation (depreciation) on investments	8,862,156	(3,595,017)	(6,714,700)	3,425,040
Net increase (decrease) in net assets resulting from operations	14,319,938	546,386	2,964,155	13,101,456

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,161,120	5,479,616	2,579,659	3,116,874
Net contractowner transfers between Sub-Accounts	2,581,980	(2,514,168)	(2,006,136)	3,850,490
Annuity payments	(287,711)	(254,878)	(218,343)	(175,678)
Withdrawals and death benefits (b)	(3,604,801)	(4,997,802)	(3,463,858)	(2,023,183)
Net increase (decrease) in net assets resulting from contractowner transactions	3,850,588	(2,287,232)	(3,108,678)	4,768,503
Net increase (decrease) in net assets	18,170,526	(1,740,846)	(144,523)	17,869,959

NET ASSETS
Beginning of period	49,958,432	51,699,278	49,745,978	31,876,019
End of period	$68,128,958	$49,958,432	$49,601,455	$49,745,978

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	692,299	733,230	592,606	528,429
Units purchased	57,387	68,373	28,454	40,956
Units sold/transferred	(12,090)	(109,304)	(66,426)	23,221
End of period	737,596	692,299	554,634	592,606

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Social Choice Equity Sub-Account		TIAA-CREF Life Stock Index Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$616,253	$427,144	$3,853,830	$3,212,416
Net realized gain (loss)	3,219,670	1,317,012	17,191,503	8,334,718
Net change in unrealized appreciation (depreciation) on investments	746,741	8,644,374	10,781,394	53,120,223
Net increase (decrease) in net assets resulting from operations	4,582,664	10,388,530	31,826,727	64,667,357

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,688,945	4,478,960	33,876,718	16,278,696
Net contractowner transfers between Sub-Accounts	354,767	2,697,292	2,140,934	1,891,310
Annuity payments	(235,622)	(192,471)	(1,356,856)	(1,007,506)
Withdrawals and death benefits (b)	(2,795,471)	(1,618,870)	(29,235,984)	(12,534,210)
Net increase (decrease) in net assets resulting from contractowner transactions	12,619	5,364,911	5,424,812	4,628,290
Net increase (decrease) in net assets	4,595,283	15,753,441	37,251,539	69,295,647

NET ASSETS
Beginning of period	44,113,489	28,360,048	265,649,325	196,353,678
End of period	$48,708,772	$44,113,489	$302,900,864	$265,649,325

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	959,641	822,260	4,822,181	4,739,584
Units purchased	51,071	108,851	574,060	315,882
Units sold/transferred	(51,023)	28,530	(521,990)	(233,285)
End of period	959,689	959,641	4,874,251	4,822,181

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-25

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Calamos Growth and Income Portfolio Sub-Account		ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$24,994	$25,674	$(9,815)	$474
Net realized gain (loss)	562,535	263,487	955,827	559,240
Net change in unrealized appreciation (depreciation) on investments	(314,358)	252,892	9,203	181,809
Net increase (decrease) in net assets resulting from operations	273,171	542,053	955,215	741,523

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	149,493	44,855	822,306	551,790
Net contractowner transfers between Sub-Accounts	(148,265)	80,589	2,706,515	845,536
Withdrawals and death benefits (b)	(369,589)	(81,529)	(321,686)	9,799
Net increase (decrease) in net assets resulting from contractowner transactions	(368,361)	43,915	3,207,135	1,407,125
Net increase (decrease) in net assets	(95,190)	585,968	4,162,350	2,148,648

NET ASSETS
Beginning of period	4,162,177	3,576,209	3,463,685	1,315,037
End of period	$4,066,987	$4,162,177	$7,626,035	$3,463,685

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	208,027	207,216	119,636	66,960
Units purchased	7,346	3,465	26,218	28,656
Units sold/transferred	(24,431)	(2,654)	73,941	24,020
End of period	190,942	208,027	219,795	119,636

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account		Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013(r)
FROM OPERATIONS
Net investment income (loss)	$(9,062)	$(4,092)	$(310)	$—
Net realized gain (loss)	266,614	373,395	1,192	—
Net change in unrealized appreciation (depreciation) on investments	(205,360)	63,230	(6,934)	29
Net increase (decrease) in net assets resulting from operations	52,192	432,533	(6,052)	29

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,089,916	292,867	8,975	—
Net contractowner transfers between Sub-Accounts	(493,668)	997,682	37,747	2,224
Withdrawals and death benefits (b)	(30,580)	(33,296)	(520)	—
Net increase (decrease) in net assets resulting from contractowner transactions	565,668	1,257,253	46,202	2,224
Net increase (decrease) in net assets	617,860	1,689,786	40,150	2,253

NET ASSETS
Beginning of period	2,232,218	542,432	2,253	—
End of period	$2,850,078	$2,232,218	$42,403	$2,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	75,534	26,969	89	—
Units purchased	38,821	12,666	356	—
Units sold/transferred	(21,152)	35,899	1,582	89
End of period	93,203	75,534	2,027	89

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(r)	For the period November 26, 2013 (commencement of operations) to December 31, 2013.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-27

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Delaware VIP Diversified Income Series—Standard Class Sub-Account		Delaware VIP International Value Equity Series—Standard Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$812,989	$649,561	$148,800	$98,365
Net realized gain (loss)	(4,650)	234,250	632,487	200,271
Net change in unrealized appreciation (depreciation) on investments	1,265,360	(1,429,197)	(2,999,843)	1,821,945
Net increase (decrease) in net assets resulting from operations	2,073,699	(545,386)	(2,218,556)	2,120,581

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,317,168	8,491,410	6,756,525	3,796,333
Net contractowner transfers between Sub-Accounts	2,287,774	3,346,710	4,823,699	2,098,409
Withdrawals and death benefits (b)	(2,078,608)	(1,223,448)	(1,574,843)	(256,808)
Net increase (decrease) in net assets resulting from contractowner transactions	6,526,334	10,614,672	10,005,381	5,637,934
Net increase (decrease) in net assets	8,600,033	10,069,286	7,786,825	7,758,515

NET ASSETS
Beginning of period	40,572,854	30,503,568	15,138,601	7,380,086
End of period	$49,172,887	$40,572,854	$22,925,426	$15,138,601

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,754,690	2,037,329	1,010,944	602,672
Units purchased	416,762	586,222	456,416	281,222
Units sold/transferred	11,083	131,139	215,188	127,050
End of period	3,182,535	2,754,690	1,682,548	1,010,944

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Global Bond Portfolio Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$20,863	$27,035	$152,455	$6,452
Net realized gain (loss)	2,188,283	589,343	1,565	27,497
Net change in unrealized appreciation (depreciation) on investments	(1,504,277)	1,733,052	(40,033)	(43,740)
Net increase (decrease) in net assets resulting from operations	704,869	2,349,430	113,987	(9,791)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,666,105	1,911,078	5,737,376	1,509,986
Net contractowner transfers between Sub-Accounts	911,238	1,179,735	168,812	894,226
Withdrawals and death benefits (b)	(3,136,661)	(137,722)	(40,970)	(80,770)
Net increase (decrease) in net assets resulting from contractowner transactions	4,440,682	2,953,091	5,865,218	2,323,442
Net increase (decrease) in net assets	5,145,551	5,302,521	5,979,205	2,313,651

NET ASSETS
Beginning of period	11,295,855	5,993,334	2,718,884	405,233
End of period	$16,441,406	$11,295,855	$8,698,089	$2,718,884

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	219,281	154,656	106,769	15,803
Units purchased	124,542	42,924	222,533	59,279
Units sold/transferred	(40,767)	21,701	3,763	31,687
End of period	303,056	219,281	333,065	106,769

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-29

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account
	December 31, 2014(u)	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$211,424	$76,475	$33,984
Net realized gain (loss)	102,904	242,371	100,240
Net change in unrealized appreciation (depreciation) on investments	(144,548)	(606,821)	115,936
Net increase (decrease) in net assets resulting from operations	169,780	(287,975)	250,160

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	14,341,965	2,966,313	782,359
Net contractowner transfers between Sub-Accounts	1,132,553	(377,843)	478,621
Withdrawals and death benefits (b)	(185,714)	(82,770)	(14,070)
Net increase (decrease) in net assets resulting from contractowner transactions	15,288,804	2,505,700	1,246,910
Net increase (decrease) in net assets	15,458,584	2,217,725	1,497,070

NET ASSETS
Beginning of period	—	1,887,557	390,487
End of period	$15,458,584	$4,105,282	$1,887,557

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	56,843	14,890
Units purchased	549,458	87,833	26,761
Units sold/transferred	36,461	(13,022)	15,192
End of period	585,919	131,654	56,843

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(u)	For the period January 3, 2014 (commencent of operations) to December 31, 2014.

B-30	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$285,829	$65,989	$(8,204)	$3,504
Net realized gain (loss)	179,419	16,682	5,946	(180)
Net change in unrealized appreciation (depreciation) on investments	(1,072,895)	346,827	(31,078)	(11,232)
Net increase (decrease) in net assets resulting from operations	(607,647)	429,498	(33,336)	(7,908)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,233,727	1,922,476	9,762,723	2,799,099
Net contractowner transfers between Sub-Accounts	754,243	547,421	(507,145)	2,560,569
Withdrawals and death benefits (b)	(69,495)	(40,021)	(213,049)	(161,027)
Net increase (decrease) in net assets resulting from contractowner transactions	4,918,475	2,429,876	9,042,529	5,198,641
Net increase (decrease) in net assets	4,310,828	2,859,374	9,009,193	5,190,733

NET ASSETS
Beginning of period	3,276,219	416,845	5,854,861	664,128
End of period	$7,587,047	$3,276,219	$14,864,054	$5,854,861

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	99,637	15,372	234,205	26,545
Units purchased	128,764	76,916	391,512	112,098
Units sold/transferred	20,940	7,349	(29,954)	95,562
End of period	249,341	99,637	595,763	234,205

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-31

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$152,057	$41,369	$37,116	$15,108
Net realized gain (loss)	392,299	408,618	567,384	138,461
Net change in unrealized appreciation (depreciation) on investments	(21,736)	140,982	(463,651)	338,652
Net increase (decrease) in net assets resulting from operations	522,620	590,969	140,849	492,221

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,344,527	1,735,525	4,277,096	1,166,135
Net contractowner transfers between Sub-Accounts	(491,886)	1,452,299	(598,923)	1,079,458
Withdrawals and death benefits (b)	(127,870)	(51,824)	(106,763)	(29,181)
Net increase (decrease) in net assets resulting from contractowner transactions	5,724,771	3,136,000	3,571,410	2,216,412
Net increase (decrease) in net assets	6,247,391	3,726,969	3,712,259	2,708,633

NET ASSETS
Beginning of period	4,115,624	388,655	3,036,442	327,809
End of period	$10,363,015	$4,115,624	$6,748,701	$3,036,442

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	107,843	14,290	77,751	12,097
Units purchased	161,266	57,152	108,827	34,834
Units sold/transferred	(19,389)	36,401	(19,360)	30,820
End of period	249,720	107,843	167,218	77,751

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account		Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$365,591	$336,335	$45,543	$37,880
Net realized gain (loss)	455,093	161,003	233,836	113,598
Net change in unrealized appreciation (depreciation) on investments	(512,352)	279,910	(101,882)	329,260
Net increase (decrease) in net assets resulting from operations	$308,332	777,248	177,497	480,738

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,211,345	783,316	125,712	233,245
Net contractowner transfers between Sub-Accounts	(1,014,332)	1,114,180	279,138	151,341
Withdrawals and death benefits (b)	(538,984)	(303,772)	(262,900)	(95,793)
Net increase (decrease) in net assets resulting from contractowner transactions	(341,971)	1,593,724	141,950	288,793
Net increase (decrease) in net assets	(33,639)	2,370,972	319,447	769,531

NET ASSETS
Beginning of period	7,546,773	5,175,801	2,464,066	1,694,535
End of period	$7,513,134	$7,546,773	$2,783,513	$2,464,066

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	305,311	238,397	95,089	83,793
Units purchased	46,560	36,397	4,946	9,877
Units sold/transferred	(60,818)	30,517	373	1,419
End of period	291,053	305,311	100,408	95,089

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-33

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account		Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(17,791)	$(7,579)	$(9,014)	$12,370
Net realized gain (loss)	928,265	219,455	1,454,804	331,688
Net change in unrealized appreciation (depreciation) on investments	(596,090)	428,358	(1,113,358)	714,586
Net increase (decrease) in net assets resulting from operations	314,384	640,234	332,432	1,058,644

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,823,401	817,659	145,720	175,895
Net contractowner transfers between Sub-Accounts	548,868	533,584	1,027,766	(566,170)
Withdrawals and death benefits (b)	(184,640)	(97,298)	(386,297)	(225,030)
Net increase (decrease) in net assets resulting from contractowner transactions	2,187,629	1,253,945	787,189	(615,305)
Net increase (decrease) in net assets	2,502,013	1,894,179	1,119,621	443,339

NET ASSETS
Beginning of period	3,362,010	1,467,831	4,297,284	3,853,945
End of period	$5,864,023	$3,362,010	$5,416,905	$4,297,284

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	94,344	56,860	80,344	94,189
Units purchased	50,109	25,807	2,691	4,804
Units sold/transferred	8,874	11,677	10,354	(18,649)
End of period	153,327	94,344	93,389	80,344

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Overseas Portfolio— Institutional Shares Sub-Account		Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$68,553	$71,873	$90,897	$66,350
Net realized gain (loss)	284,884	(537,981)	1,237,579	481,378
Net change in unrealized appreciation (depreciation) on investments	(669,303)	856,233	(613,566)	1,176,547
Net increase (decrease) in net assets resulting from operations	(315,866)	390,125	714,910	1,724,275

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	43,734	125,649	385,081	380,142
Net contractowner transfers between Sub-Accounts	(66,118)	(1,112,047)	(115,035)	151,871
Withdrawals and death benefits (b)	(222,762)	(123,955)	(423,744)	(352,577)
Net increase (decrease) in net assets resulting from contractowner transactions	(245,146)	(1,110,353)	(153,698)	179,436
Net increase (decrease) in net assets	(561,012)	(720,228)	561,212	1,903,711

NET ASSETS
Beginning of period	2,904,602	3,624,830	8,593,065	6,689,354
End of period	$2,343,590	$2,904,602	$9,154,277	$8,593,065

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	47,774	68,033	340,435	333,091
Units purchased	750	2,224	14,601	18,219
Units sold/transferred	(4,651)	(22,483)	(20,489)	(10,875)
End of period	43,873	47,774	334,547	340,435

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-35

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2014(w)	December 31, 2014(w)	December 31, 2014(w)
FROM OPERATIONS
Net investment income (loss)	$48,626	$89,739	$20,272
Net realized gain (loss)	1,228	(5,473)	25,444
Net change in unrealized appreciation (depreciation) on investments	(74,543)	(662,466)	429,440
Net increase (decrease) in net assets resulting from operations	(24,689)	(578,200)	475,156

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,347,190	4,023,737	5,484,245
Net contractowner transfers between Sub-Accounts	7,698,917	4,586,777	5,576,245
Withdrawals and death benefits (b)	(240,215)	(79,035)	(124,932)
Net increase (decrease) in net assets resulting from contractowner transactions	13,805,892	8,531,479	10,935,558
Net increase (decrease) in net assets	13,781,203	7,953,279	11,410,714

NET ASSETS
Beginning of period	—	—	—
End of period	$13,781,203	$7,953,279	$11,410,714

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	—	—
Units purchased	253,936	161,382	211,799
Units sold/transferred	298,093	182,776	214,361
End of period	552,029	344,158	426,160

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(w)	For the period February 20, 2014 (commencement of operations) to December 31, 2014.

B-36	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$11,771	$10,496	$(3,043)	$5,991
Net realized gain (loss)	213,814	283,952	116,574	39,555
Net change in unrealized appreciation (depreciation) on investments	(109,495)	180,643	(16,730)	270,287
Net increase (decrease) in net assets resulting from operations	116,090	475,091	96,801	315,833

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	272,210	476,094	19,658	21,520
Net contractowner transfers between Sub-Accounts	257,886	639,903	(35,577)	6,831
Withdrawals and death benefits (b)	(73,812)	(39,261)	(10,610)	(6,278)
Net increase (decrease) in net assets resulting from contractowner transactions	456,284	1,076,736	(26,529)	22,073
Net increase (decrease) in net assets	572,374	1,551,827	70,272	337,906

NET ASSETS
Beginning of period	2,825,877	1,274,050	1,153,801	815,895
End of period	$3,398,251	$2,825,877	$1,224,073	$1,153,801

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	126,156	72,423	29,651	28,587
Units purchased	12,190	23,601	495	696
Units sold/transferred	8,217	30,132	(1,175)	368
End of period	146,563	126,156	28,971	29,651

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-37

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	MFS Investors Growth Stock Series—Initial Class Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$4,652	$93,476	$82,240	$57,709
Net realized gain (loss)	337,487	164,069	360,541	99,699
Net change in unrealized appreciation (depreciation) on investments	19,140	322,388	(80,375)	114,687
Net increase (decrease) in net assets resulting from operations	361,279	579,933	362,406	272,095

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	203,208	840,967	169,730	218,553
Net contractowner transfers between Sub-Accounts	23,012	928,764	211,279	638,514
Withdrawals and death benefits (b)	(72,097)	(34,676)	(208,859)	(32,017)
Net increase (decrease) in net assets resulting from contractowner transactions	154,123	1,735,055	172,150	825,050
Net increase (decrease) in net assets	515,402	2,314,988	534,556	1,097,145

NET ASSETS
Beginning of period	3,405,621	1,090,633	2,228,536	1,131,391
End of period	$3,921,023	$3,405,621	$2,763,092	$2,228,536

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	194,184	80,803	47,908	29,238
Units purchased	11,987	56,425	3,412	5,047
Units sold/transferred	(5,016)	56,956	1,621	13,623
End of period	201,155	194,184	52,941	47,908

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$6,838	$7,052	$102,004	$52,943
Net realized gain (loss)	72,166	75,915	704,639	51,065
Net change in unrealized appreciation (depreciation) on investments	70,694	156,382	739,469	1,403,853
Net increase (decrease) in net assets resulting from operations	149,698	239,349	1,546,112	1,507,861

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	164,296	152,605	4,436,115	2,290,328
Net contractowner transfers between Sub-Accounts	437,228	332,475	2,276,728	1,586,038
Withdrawals and death benefits (b)	(27,642)	(21,359)	(460,026)	(174,065)
Net increase (decrease) in net assets resulting from contractowner transactions	573,882	463,721	6,252,817	3,702,301
Net increase (decrease) in net assets	723,580	703,070	7,798,929	5,210,162

NET ASSETS
Beginning of period	1,357,065	653,995	8,404,249	3,194,087
End of period	$2,080,645	$1,357,065	$16,203,178	$8,404,249

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	57,300	36,176	357,078	185,342
Units purchased	6,938	7,464	179,579	108,575
Units sold/transferred	15,956	13,660	70,708	63,161
End of period	80,194	57,300	607,365	357,078

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-39

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013 (s)
FROM OPERATIONS
Net investment income (loss)	$259,414	$344,092	$2,204	$(21)
Net realized gain (loss)	(107,868)	102,285	(56,191)	12
Net change in unrealized appreciation (depreciation) on investments	(143,821)	(491,644)	(304,206)	(1,299)
Net increase (decrease) in net assets resulting from operations	7,725	(45,267)	(358,193)	(1,308)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	686,941	1,073,455	1,168,655	112,854
Net contractowner transfers between Sub-Accounts	(1,866,884)	(3,130,416)	146,458	33,024
Withdrawals and death benefits (b)	(221,400)	(833,297)	(29,794)	6
Net increase (decrease) in net assets resulting from contractowner transactions	(1,401,343)	(2,890,258)	1,285,319	145,884
Net increase (decrease) in net assets	(1,393,618)	(2,935,525)	927,126	144,576

NET ASSETS
Beginning of period	6,168,240	9,103,765	144,576	—
End of period	$4,774,622	$6,168,240	$1,071,702	$144,576

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	376,295	555,015	5,767	—
Units purchased	40,580	66,350	43,639	4,463
Units sold/transferred	(126,190)	(245,070)	3,121	1,304
End of period	290,685	376,295	52,527	5,767

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(s)	For the period November 20, 2013 (commencement of operations) to December 31, 2013.

B-40	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2014	December 31, 2013 (t)	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$116,100	$5	$112,818	$41,356
Net realized gain (loss)	105,568	41	(34,404)	(114,978)
Net change in unrealized appreciation (depreciation) on investments	(465,658)	—	11,278	(390,135)
Net increase (decrease) in net assets resulting from operations	(243,990)	46	89,692	(463,757)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,366,497	—	283,062	407,730
Net contractowner transfers between Sub-Accounts	2,613,414	(46)	93,507	(622,335)
Withdrawals and death benefits (b)	(40,511)	—	(223,101)	(168,029)
Net increase (decrease) in net assets resulting from contractowner transactions	5,939,400	(46)	153,468	(382,634)
Net increase (decrease) in net assets	5,695,410	—	243,160	(846,391)

NET ASSETS
Beginning of period	—	—	4,679,753	5,526,144
End of period	$5,695,410	$—	$4,922,913	$4,679,753

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	—	271,234	292,623
Units purchased	129,248	—	15,993	22,679
Units sold/transferred	99,345	—	(7,769)	(44,068)
End of period	228,593	—	279,458	271,234

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(t)	For the period December 9, 2013 (commencement of operations) to December 31, 2013.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-41

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$454,532	$533,351	$(45,056)	$(17,770)
Net realized gain (loss)	(586,132)	225,641	476,605	263,215
Net change in unrealized appreciation (depreciation) on investments	958,057	(4,067,976)	192,326	934,694
Net increase (decrease) in net assets resulting from operations	826,457	(3,308,984)	623,875	1,180,139

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,935,092	5,682,268	5,046,248	2,095,166
Net contractowner transfers between Sub-Accounts	3,047,366	(2,041,920)	2,450,875	1,028,532
Withdrawals and death benefits (b)	(1,515,432)	(1,118,263)	(192,263)	(86,859)
Net increase (decrease) in net assets resulting from contractowner transactions	8,467,026	2,522,085	7,304,860	3,036,839
Net increase (decrease) in net assets	9,293,483	(786,899)	7,928,735	4,216,978

NET ASSETS
Beginning of period	33,579,622	34,366,521	7,744,176	3,527,198
End of period	$42,873,105	$33,579,622	$15,672,911	$7,744,176

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,053,132	1,903,265	325,194	190,912
Units purchased	410,426	346,992	205,669	96,641
Units sold/transferred	85,097	(197,125)	88,760	37,641
End of period	2,548,655	2,053,132	619,623	325,194

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account		Prudential Series Fund—Value Portfolio—Class II Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(10,880)	$(11,186)	$(25,643)	$(22,161)
Net realized gain (loss)	(140,594)	(508,950)	550,457	594,358
Net change in unrealized appreciation (depreciation) on investments	(560,937)	777,350	95,731	991,716
Net increase (decrease) in net assets resulting from operations	(712,411)	257,214	620,545	1,563,913

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	157,399	101,653	238,004	231,541
Net contractowner transfers between Sub-Accounts	422,704	(554,468)	2,731,565	(570,413)
Withdrawals and death benefits (b)	(422,438)	(174,637)	(408,107)	(139,142)
Net increase (decrease) in net assets resulting from contractowner transactions	157,665	(627,452)	2,561,462	(478,014)
Net increase (decrease) in net assets	(554,746)	(370,238)	3,182,007	1,085,899

NET ASSETS
Beginning of period	2,784,842	3,155,080	6,124,964	5,039,065
End of period	$2,230,096	$2,784,842	$9,306,971	$6,124,964

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	46,805	57,990	177,074	192,437
Units purchased	2,797	2,133	6,644	10,242
Units sold/transferred	(2,692)	(13,318)	61,799	(25,605)
End of period	46,910	46,805	245,517	177,074

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-43

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$722,711	$556,833	$8,997	$64,781
Net realized gain (loss)	1,470,580	1,261,890	889,828	732,039
Net change in unrealized appreciation (depreciation) on investments	1,777,997	2,758,509	(152,721)	578,783
Net increase (decrease) in net assets resulting from operations	3,971,288	4,577,232	746,104	1,375,603

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	8,162,504	4,922,119	196,584	1,237,314
Net contractowner transfers between Sub-Accounts	3,964,048	3,180,162	(659,119)	1,028,049
Withdrawals and death benefits (b)	(1,473,063)	(531,419)	(275,749)	(103,948)
Net increase (decrease) in net assets resulting from contractowner transactions	10,653,489	7,570,862	(738,284)	2,161,415
Net increase (decrease) in net assets	14,624,777	12,148,094	7,820	3,537,018

NET ASSETS
Beginning of period	26,699,187	14,551,093	6,463,058	2,926,040
End of period	$41,323,964	$26,699,187	$6,470,878	$6,463,058

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,012,147	699,901	222,838	134,671
Units purchased	294,522	213,015	6,616	52,771
Units sold/transferred	87,708	99,231	(31,263)	35,396
End of period	1,394,377	1,012,147	198,191	222,838

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(2,543)	$139	$(17,119)	$42,560
Net realized gain (loss)	80,797	74,928	1,249,922	694,926
Net change in unrealized appreciation (depreciation) on investments	(103,142)	47,882	(1,012,373)	911,681
Net increase (decrease) in net assets resulting from operations	(24,888)	122,949	220,430	1,649,167

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	14,862	22,108	654,800	766,709
Net contractowner transfers between Sub-Accounts	52,005	(457,339)	(180,208)	(147,956)
Withdrawals and death benefits (b)	(28,812)	(1,349)	(230,634)	(196,899)
Net increase (decrease) in net assets resulting from contractowner transactions	38,055	(436,580)	243,958	421,854
Net increase (decrease) in net assets	13,167	(313,631)	464,388	2,071,021

NET ASSETS
Beginning of period	602,885	916,516	6,876,710	4,805,689
End of period	$616,052	$602,885	$7,341,098	$6,876,710

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	30,977	56,539	387,259	363,571
Units purchased	804	1,301	38,047	50,580
Units sold/transferred	1,206	(26,863)	(23,474)	(26,892)
End of period	32,987	30,977	401,832	387,259

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-45

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2014 (x)	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(2)	$168,739	$116,858
Net realized gain (loss)	69	(54,471)	(52,385)
Net change in unrealized appreciation (depreciation) on investments	(550)	(88,859)	(88,182)
Net increase (decrease) in net assets resulting from operations	(483)	25,409	(23,709)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	8,282	5,238,069	6,840,076
Net contractowner transfers between Sub-Accounts	69,353	3,521,580	4,020,687
Withdrawals and death benefits (b)	—	(1,410,861)	(947,933)
Net increase (decrease) in net assets resulting from contractowner transactions	77,635	7,348,788	9,912,830
Net increase (decrease) in net assets	77,152	7,374,197	9,889,121

NET ASSETS
Beginning of period	—	15,453,514	5,564,393
End of period	$77,152	$22,827,711	$15,453,514

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	612,508	219,984
Units purchased	330	207,223	334,081
Units sold/transferred	2,731	82,866	58,443
End of period	3,061	902,597	612,508

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(x)	For the period December 17, 2014 (commencement of operations) to December 31, 2014.

B-46	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund—Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014 (z)	December 31, 2014 (aa)
FROM OPERATIONS
Net investment income (loss)	$163,145	$127,440	$(5)	$(1)
Net realized gain (loss)	(45,154)	12,588	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,006,374)	(179,390)	(542)	(248)
Net increase (decrease) in net assets resulting from operations	(888,383)	(39,362)	(547)	(249)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,825,269	1,729,138	—	—
Net contractowner transfers between Sub-Accounts	7,980	1,033,848	46,303	19,344
Withdrawals and death benefits (b)	(1,854,631)	(229,518)	—	—
Net increase (decrease) in net assets resulting from contractowner transactions	3,978,618	2,533,468	46,303	19,344
Net increase (decrease) in net assets	3,090,235	2,494,106	45,756	19,095

NET ASSETS
Beginning of period	9,221,162	6,727,056	—	—
End of period	$12,311,397	$9,221,162	$45,756	$19,095

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	633,726	457,345	—	—
Units purchased	407,550	122,432	—	—
Units sold/transferred	(115,038)	53,949	1,815	742
End of period	926,238	633,726	1,815	742

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-47

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Co Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2014(aa)	December 31, 2014(y)	December 31, 2014(aa)	December 31, 2014(z)
FROM OPERATIONS
Net investment income (loss)	$(8)	$(48)	$—	$—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(713)	213	2	10
Net increase (decrease) in net assets resulting from operations	(721)	165	2	10

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	—	—	—	—
Net contractowner transfers between Sub-Accounts	114,325	581,715	697	5,323
Withdrawals and death benefits (b)	95	(17)	—	—
Net increase (decrease) in net assets resulting from contractowner transactions	114,420	581,698	697	5,323
Net increase (decrease) in net assets	113,699	581,863	699	5,333

NET ASSETS
Beginning of period	—	—	—	—
End of period	$113,699	$581,863	$699	$5,333

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	—	—	—
Units purchased	—	—	—	—
Units sold/transferred	4,393	22,900	27	214
End of period	4,393	22,900	27	214

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(y)	For the period December 19, 2014 (commencement of operations) to December 31, 2014.
(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.

B-48	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	VY Clarion Global Real Estate Portfolio—Class I Sub-Account		Wanger International Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$57,041	$207,989	$136,582	$170,373
Net realized gain (loss)	115,551	171,431	1,343,080	483,621
Net change in unrealized appreciation (depreciation) on investments	573,373	(264,183)	(2,105,843)	806,066
Net increase (decrease) in net assets resulting from operations	745,965	115,237	(626,181)	1,460,060

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,744,676	1,163,919	2,371,700	1,772,585
Net contractowner transfers between Sub-Accounts	3,246,015	1,260,235	1,961,089	695,538
Withdrawals and death benefits (b)	(235,885)	(359,528)	(528,960)	(365,085)
Net increase (decrease) in net assets resulting from contractowner transactions	4,754,806	2,064,626	3,803,829	2,103,038
Net increase (decrease) in net assets	5,500,771	2,179,863	3,177,648	3,563,098

NET ASSETS
Beginning of period	4,616,910	2,437,047	9,409,130	5,846,032
End of period	$10,117,681	$4,616,910	$12,586,778	$9,409,130

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	135,899	74,302	169,103	128,085
Units purchased	47,608	35,589	42,943	35,561
Units sold/transferred	78,258	26,008	25,397	5,457
End of period	261,765	135,899	237,443	169,103

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-49

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Wanger Select Sub-Account		Wanger USA Sub-Account
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(7,307)	$(1,538)	$(2,728)	$(1,363)
Net realized gain (loss)	370,394	164,270	107,874	159,596
Net change in unrealized appreciation (depreciation) on investments	(307,961)	379,915	(78,699)	72,999
Net increase (decrease) in net assets resulting from operations	55,126	542,647	26,447	231,232

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	163,358	78,814	125,848	157,743
Net contractowner transfers between Sub-Accounts	(81,236)	(260,537)	(209,370)	(495,150)
Withdrawals and death benefits (b)	(109,418)	(69,722)	(13,049)	2,116
Net increase (decrease) in net assets resulting from contractowner transactions	(27,296)	(251,445)	(96,571)	(335,291)
Net increase (decrease) in net assets	27,830	291,202	(70,124)	(104,059)

NET ASSETS
Beginning of period	1,972,929	1,681,727	804,686	908,745
End of period	$2,000,759	$1,972,929	$734,562	$804,686

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	51,125	58,442	13,836	20,780
Units purchased	4,507	2,557	2,380	2,999
Units sold/transferred	(5,189)	(9,874)	(4,085)	(9,943)
End of period	50,443	51,125	12,131	13,836

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2014	December 31, 2013
FROM OPERATIONS
Net investment income (loss)	$1,166,500	$436,179
Net realized gain (loss)	65,513	183,375
Net change in unrealized appreciation (depreciation) on investments	(1,832,691)	(273,154)
Net increase (decrease) in net assets resulting from operations	(600,678)	346,400

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,575,884	1,853,488
Net contractowner transfers between Sub-Accounts	4,732,863	930,367
Withdrawals and death benefits (b)	(251,927)	(347,507)
Net increase (decrease) in net assets resulting from contractowner transactions	9,056,820	2,436,348
Net increase (decrease) in net assets	8,456,142	2,782,748

NET ASSETS
Beginning of period	8,009,425	5,226,677
End of period	$16,465,567	$8,009,425

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	527,508	364,657
Units purchased	295,843	130,768
Units sold/transferred	278,234	32,083
End of period	1,101,585	527,508

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-51

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 68 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account.

On November 1, 2007, the Intelligent VA was launched as an additional variable annuity contract funded through the Separate Account. Intelligent VA allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks. The Annuity 2000 Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after April 1, 1998. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

The following Sub-Accounts were added to the Separate Account:

Sub-Account	Inception Date	Commencement Date
TIAA-CREF Life Balanced	February 14, 2014	February 19, 2014
John Hancock Emerging Markets Value Trust	December 12, 2014	—
Matson Money Fixed Income VI Portfolio	February 18, 2014	February 20, 2014
Matson Money International Equity VI Portfolio	February 18, 2014	February 20, 2014
Matson Money U.S. Equity VI Portfolio	February 18, 2014	February 20, 2014
T. Rowe Price® Health Sciences Portfolio I	December 12, 2014	December 17, 2014
Vanguard VIF Capital Growth Portfolio	December 12, 2014	December 22, 2014
Vanguard VIF Equity Index Portfolio	December 12, 2014	December 23, 2014
Vanguard VIF High Yield Bond Portfolio	December 12, 2014	—
Vanguard VIF Mid-Cap Index Portfolio	December 12, 2014	December 23, 2014
Vanguard VIF REIT Index Portfolio	December 12, 2014	December 19, 2014
Vanguard VIF Small Co Growth Portfolio	December 12, 2014	December 23, 2014
Vanguard VIF Total Bond Market Index Portfolio	December 12, 2014	December 22, 2014

Effective May 1, 2014, Franklin Income Securities Fund – Class 1 changed its name to Franklin Income VIP Fund – Class 1, Mutual Shares Securities Fund – Class 1 changed its name to Franklin Mutual Shares VIP Fund – Class 1, Franklin Small–Mid Cap Growth Securities Fund – Class 1 changed its name to Franklin Small-Mid Cap Growth VIP Fund – Class 1, Templeton Developing Markets Securities Fund – Class 1 changed its name to Templeton Developing Markets VIP Fund – Class 1, ING Clarion Global Real Estate Portfolio – Class 1 changed its name to VY Clarion Global Real Estate Portfolio – Class 1.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

B-52	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

New accounting pronouncement: In June 2013, the FASB issued Accounting Standard Update No. 2013-08 Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Separate Account adopted the Update for this annual report. The adoption of the Update did not have a material impact on the Separate Account’s financial statements and notes disclosures.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ending December 31, 2014, there were no transfers between levels by the Sub-Accounts.

As of December 31, 2014, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	0.30%	0.20%	0.20%
Current fee	0.10%	0.20%	0.20%

Intelligent Variable Annuity ■ Statement of Additional Information	B-53

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	1.00%	1.00%
Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee
If accumulation value is less than $100,000	0.40%	0.40%
If accumulation value is between $100,000-$500,000	0.25%	0.25%
If accumulation value is greater than $500,000	0.15%	0.15%
After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25
Optional guaranteed minimum death benefit charge	0.10%	None	None
Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%
Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2014 were as follows:

Sub-Account	Purchases	Sales
TIAA-CREF Life Balanced	$29,575,645	$3,817,027
TIAA-CREF Life Bond	32,770,700	16,848,082
TIAA-CREF Life Growth Equity	11,538,864	8,526,135
TIAA-CREF Life Growth & Income	23,356,810	16,079,542
TIAA-CREF Life International Equity	14,638,610	18,393,307
TIAA-CREF Life Large-Cap Value	17,366,442	16,131,775
TIAA-CREF Life Money Market	79,839,542	81,065,030
TIAA-CREF Life Real Estate Securities	16,671,906	11,194,458
TIAA-CREF Life Small-Cap Equity	12,281,644	8,977,460
TIAA-CREF Life Social Choice Equity	7,699,877	5,848,225
TIAA-CREF Life Stock Index	53,639,616	43,640,279
Calamos Growth and Income Portfolio	1,500,854	1,445,067
ClearBridge Variable Aggressive Growth Portfolio-Class I	7,149,684	3,508,777
ClearBridge Variable Small Cap Growth Portfolio-Class I	2,331,496	1,502,889
Credit Suisse Trust-Commodity Return Strategy Portfolio	272,881	226,988
Delaware VIP Diversified Income Series-Standard Class	15,165,164	7,788,687
Delaware VIP International Value Equity Series-Standard Class	13,695,927	3,541,746
Delaware VIP Small Cap Value Series-Standard Class	11,175,496	5,675,660

B-54	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Sub-Account	Purchases	Sales
DFA VA Global Bond Portfolio	$8,847,188	$2,816,780
DFA VA Global Moderate Allocation Portfolio	17,013,523	1,453,216
DFA VA International Small Portfolio	4,368,661	1,699,541
DFA VA International Value Portfolio	6,740,592	1,536,288
DFA VA Short-Term Fixed Portfolio	15,098,789	6,064,487
DFA VA US Large Value Portfolio	10,251,910	4,202,555
DFA VA US Targeted Value Portfolio	6,137,763	2,259,393
Franklin Income VIP Fund-Class 1	4,296,053	4,272,433
Franklin Mutual Shares VIP Fund-Class 1	1,215,165	1,024,730
Franklin Small-Mid Cap Growth VIP Fund-Class 1	4,816,965	1,858,909
Janus Aspen Forty Portfolio-Institutional Shares	3,196,980	1,199,995
Janus Aspen Overseas Portfolio-Institutional Shares	873,366	796,977
Janus Aspen Perkins Mid Cap Value Portfolio-Institutional Shares	3,282,162	2,485,481
Matson Money Fixed Income VI Portfolio	14,533,493	678,975
Matson Money International Equity VI Portfolio	9,049,903	427,193
Matson Money U.S. Equity VI Portfolio	11,696,646	740,816
MFS Global Equity Series-Initial Class	1,548,258	1,048,278
MFS Growth Series-Initial Class	168,451	120,294
MFS Investors Growth Stock Series-Initial Class	1,230,331	894,028
MFS Utilities Series-Initial Class	4,264,506	3,844,136
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio-I Class	8,747,440	2,022,606
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio-I Class	813,474	232,754
PIMCO VIT All Asset Portfolio-Institutional Class	2,537,452	3,679,380
PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	2,114,436	826,912
PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	7,232,110	1,081,959
PIMCO VIT Global Bond Portfolio (Unhedged)-Institutional Class	1,856,594	1,443,403
PIMCO VIT Real Return Portfolio-Institutional Class	15,380,933	6,459,376
Prudential Series Fund-Jennison 20/20 Focus Portfolio-Class II	9,210,016	1,950,213
Prudential Series Fund-Natural Resources Portfolio-Class II	2,376,868	2,230,084
Prudential Series Fund-Value Portfolio-Class II	4,175,126	1,639,307
PVC Equity Income Account-Class 1	16,481,071	5,104,871
PVC MidCap Account-Class 1	1,578,193	1,751,608
Royce Capital Fund Micro-Cap Portfolio-Investment Class	380,251	296,436
Royce Capital Fund Small-Cap Portfolio-Investment Class	2,698,512	1,622,042
T. Rowe Price® Health Sciences Portfolio I	80,956	3,099
T. Rowe Price® Limited-Term Bond Portfolio	11,461,943	3,916,825
Templeton Developing Markets VIP Fund-Class 1	10,645,341	6,511,929
Vanguard VIF Capital Growth Portfolio	46,303	5
Vanguard VIF Equity Index Portfolio	19,344	1
Vanguard VIF Mid-Cap Index Portfolio	114,419	7
Vanguard VIF REIT Index Portfolio	581,686	36
Vanguard VIF Small Co Growth Portfolio	697	—
Vanguard VIF Total Bond Market Index Portfolio	5,324	1
VY Clarion Global Real Estate Portfolio-Class I	5,775,764	963,917
Wanger International	8,111,338	2,903,660
Wanger Select	620,038	426,567
Wanger USA	295,447	325,869
Western Asset Variable Global High Yield Bond Portfolio-Class I	15,676,770	5,461,801

Intelligent Variable Annuity ■ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 5—condensed financial information

						For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
TIAA-CREF Life Balanced Sub-Account
2014	(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2014		3,383	$36.01 to $36.78	$37.75 to $38.69	$129,198	2.34%	0.25% to 0.60%	4.84% to 5.20%
2013		3,051	$36.79 to $37.45	$36.01 to $36.78	$110,902	2.49%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		2,838	$34.62 to $35.12	$36.79 to $37.45	$105,123	3.88%	0.25% to 0.60%	6.27% to 6.65%
2011		2,404	$32.76 to $33.11	$34.62 to $35.12	$83,638	3.57%	0.25% to 0.60%	5.68% to 6.05%
2010		2,074	$30.83 to $31.05	$32.76 to $33.11	$68,174	3.70%	0.25% to 0.60%	6.27% to 6.64%

TIAA-CREF Life Growth Equity Sub-Account
2014		2,009	$26.81 to $27.39	$29.65 to $30.40	$62,475	0.30%	0.25% to 0.60%	10.59% to 10.98%
2013		2,079	$19.27 to $19.63	$26.81 to $27.39	$58,173	0.28%	0.25% to 0.60%	39.10% to 39.59%
2012		2,016	$16.57 to $16.82	$19.27 to $19.63	$40,297	0.68%	0.25% to 0.60%	16.29% to 16.70%
2011		2,264	$16.37 to $16.55	$16.57 to $16.82	$38,811	0.28%	0.25% to 0.60%	1.24% to 1.60%
2010		2,101	$14.52 to $14.63	$16.37 to $16.55	$35,506	0.48%	0.25% to 0.60%	12.74% to 13.13%

TIAA-CREF Life Growth & Income Sub-Account
2014		2,054	$45.57 to $46.55	$50.32 to $51.59	$111,028	0.99%	0.25% to 0.60%	10.42% to 10.81%
2013		2,092	$34.11 to $34.73	$45.57 to $46.55	$102,273	1.13%	0.25% to 0.60%	33.58% to 34.04%
2012		1,959	$29.48 to $29.90	$34.11 to $34.73	$71,578	1.82%	0.25% to 0.60%	15.73% to 16.14%
2011		1,890	$28.80 to $29.11	$29.48 to $29.90	$58,500	1.09%	0.25% to 0.60%	2.35% to 2.71%
2010		1,865	$25.55 to $25.74	$28.80 to $29.11	$55,502	1.30%	0.25% to 0.60%	12.73% to 13.13%

TIAA-CREF Life International Equity Sub-Account
2014		2,729	$30.13 to $30.78	$27.58 to $28.27	$78,520	1.27%	0.25% to 0.60%	(8.45)% to (8.13)%
2013		2,878	$24.41 to $24.85	$30.13 to $30.78	$90,184	2.46%	0.25% to 0.60%	23.41% to 23.85%
2012		2,867	$18.71 to $18.98	$24.41 to $24.85	$72,464	1.76%	0.25% to 0.60%	30.49% to 30.95%
2011		2,995	$24.73 to $24.99	$18.71 to $18.98	$57,557	1.61%	0.25% to 0.60%	(24.33)% to (24.07)%
2010		3,216	$20.79 to $20.94	$24.73 to $24.99	$81,166	1.40%	0.25% to 0.60%	18.92% to 19.34%

TIAA-CREF Life Large-Cap Value Sub-Account
2014		864	$67.87 to $69.33	$73.52 to $75.36	$66,456	1.75%	0.25% to 0.60%	8.33% to 8.71%
2013		915	$50.83 to $51.74	$67.87 to $69.33	$64,869	2.04%	0.25% to 0.60%	33.51% to 33.98%
2012		803	$42.57 to $43.18	$50.83 to $51.74	$42,658	1.97%	0.25% to 0.60%	19.42% to 19.84%
2011		819	$45.53 to $46.03	$42.57 to $43.18	$36,205	1.54%	0.25% to 0.60%	(6.51)% to (6.19)%
2010		824	$38.70 to $38.98	$45.53 to $46.03	$38,594	1.61%	0.25% to 0.60%	17.65% to 18.06%

TIAA-CREF Life Money Market Sub-Account
2014		4,835	$11.32 to $11.57	$11.25 to $11.54	$55,029	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013		4,903	$11.38 to $11.60	$11.32 to $11.57	$56,030	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012		4,427	$11.45 to $11.62	$11.38 to $11.60	$50,772	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011		4,580	$11.52 to $11.65	$11.45 to $11.62	$52,722	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010		4,835	$11.57 to $11.66	$11.52 to $11.65	$55,889	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%

TIAA-CREF Life Real Estate Securities Sub-Account
2014		738	$68.81 to $70.29	$87.87 to $90.07	$68,129	1.73%	0.25% to 0.60%	27.70% to 28.15%
2013		692	$67.94 to $69.16	$68.81 to $70.29	$49,958	1.69%	0.25% to 0.60%	1.28% to 1.63%
2012		733	$57.06 to $57.87	$67.94 to $69.16	$51,699	1.89%	0.25% to 0.60%	19.07% to 19.49%
2011		730	$53.78 to $54.36	$57.06 to $57.87	$42,774	1.24%	0.25% to 0.60%	6.09% to 6.46%
2010		714	$41.25 to $41.55	$53.78 to $54.36	$39,418	2.38%	0.25% to 0.60%	30.38% to 30.84%

TIAA-CREF Life Small-Cap Equity Sub-Account
2014		555	$80.95 to $82.69	$85.98 to $88.13	$49,601	0.71%	0.25% to 0.60%	6.21% to 6.58%
2013		593	$58.23 to $59.27	$80.95 to $82.69	$49,746	0.72%	0.25% to 0.60%	39.03% to 39.52%
2012		528	$51.37 to $52.11	$58.23 to $59.27	$31,876	1.11%	0.25% to 0.60%	13.34% to 13.74%
2011		578	$53.97 to $54.55	$51.37 to $52.11	$30,563	0.53%	0.25% to 0.60%	(4.81)% to (4.47)%
2010		631	$42.57 to $42.88	$53.97 to $54.55	$34,648	0.83%	0.25% to 0.60%	26.78% to 27.23%

B-56	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
TIAA-CREF Life Social Choice Equity Sub-Account
2014		960	$43.95 to $44.89	$48.48 to $49.70	$48,709	1.87%	0.25% to 0.60%	10.31% to 10.70%
2013		960	$32.96 to $33.55	$43.95 to $44.89	$44,113	1.69%	0.25% to 0.60%	33.33% to 33.80%
2012		822	$29.09 to $29.50	$32.96 to $33.55	$28,360	2.02%	0.25% to 0.60%	13.33% to 13.72%
2011		794	$29.27 to $29.59	$29.09 to $29.50	$23,951	1.79%	0.25% to 0.60%	(0.64)% to (0.29)%
2010		741	$25.39 to $25.52	$29.27 to $29.59	$22,360	1.88%	0.25% to 0.60%	15.32% to 15.72%

TIAA-CREF Life Stock Index Sub-Account
2014		4,874	$52.68 to $53.82	$58.89 to $60.38	$302,901	1.91%	0.25% to 0.60%	11.79% to 12.18%
2013		4,822	$39.72 to $40.44	$52.68 to $53.82	$265,649	1.94%	0.25% to 0.60%	32.63% to 33.10%
2012		4,740	$34.35 to $34.84	$39.72 to $40.44	$196,354	2.20%	0.25% to 0.60%	15.65% to 16.06%
2011		4,839	$34.23 to $34.60	$34.35 to $34.84	$172,500	1.86%	0.25% to 0.60%	0.35% to 0.70%
2010		4,807	$29.48 to $29.70	$34.23 to $34.60	$170,557	1.87%	0.25% to 0.60%	16.10% to 16.50%

Calamos Growth and Income Portfolio Sub-Account
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010		203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%

ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%

ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

Delaware VIP Diversified Income Series-Standard Class Sub-Account
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%

Delaware VIP International Value Equity Series-Standard Class Sub-Account
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%

Delaware VIP Small Cap Value Series–Standard Class Sub-Account
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%

Intelligent Variable Annuity ■ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
DFA VA Global Bond Portfolio Sub-Account
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Franklin Income VIP Fund-Class 1 Sub-Account
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%

Franklin Mutual Shares VIP Fund–Class 1 Sub-Account
2014		100	$25.56 to $26.11	$27.28 to$27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%

Franklin Small-Mid Cap Growth VIP Fund–Class 1 Sub-Account

2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%

Janus Aspen Forty Portfolio–Institutional Shares Sub-Account
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%

B-58	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
Janus Aspen Overseas Portfolio–Institutional Shares Sub-Account
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%

Janus Aspen Perkins Mid Cap Value Portfolio–Institutional Shares Sub-Account
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%

Matson Money Fixed Income VI Portfolio Sub-Account
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series–Initial Class Sub-Account
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%

MFS Growth Series–Initial Class Sub-Account
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%

MFS Investors Growth Stock Series–Initial Class Sub-Account
2014		201	$17.31 to $17.68	$19.18 to $19.66	$3,921	0.52%	0.25% to 0.60%	10.79% to 11.17%
2013		194	$13.37 to $13.61	$17.31 to $17.68	$3,406	4.54%	0.25% to 0.60%	29.51% to 29.97%
2012		81	$11.50 to $11.66	$13.37 to $13.61	$1,091	1.11%	0.25% to 0.60%	16.27% to 16.68%
2011		72	$11.50 to $11.62	$11.50 to $11.66	$838	0.55%	0.25% to 0.60%	(0.02)% to 0.33%
2010		75	$10.29 to $10.34	$11.50 to $11.62	$864	0.41%	0.25% to 0.60%	11.80% to 12.19%

MFS Utilities Series–Initial Class Sub-Account
2014		53	$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48	$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29	$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36	$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23	$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio–I Class Sub-Account
2014		80	$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57	$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36	$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34	$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37	$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%

Intelligent Variable Annuity ■ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

							For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2014		607		$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357		$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185		$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130		$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41		$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2014		291		$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376		$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555		$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295		$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169		$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2014		53		$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6		$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2014		229		$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—	^	$24.43	$24.60	$—	2.43%	0.42%	0.71%

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2014		279		$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271		$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293		$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375		$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251		$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2014		2,549		$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053		$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903		$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531		$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213		$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%

Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II Sub-Account
2014		620		$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325		$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191		$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170		$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151		$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%

Prudential Series Fund-Natural Resources Portfolio—Class II Sub-Account
2014		47		$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47		$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58		$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54		$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45		$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%

Prudential Series Fund-Value Portfolio—Class II Sub-Account
2014		246		$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177		$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192		$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201		$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218		$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%

B-60	Statement of Additional Information ■ Intelligent Variable Annuity

continued

							For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
PVC Equity Income Account—Class 1 Sub-Account
2014		1,394		$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012		$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700		$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571		$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447		$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%

PVC MidCap Account—Class 1 Sub-Account
2014		198		$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223		$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135		$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102		$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67		$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2014		33		$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31		$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57		$14.97 to $15.18	$16.01 to $16.29	$917	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68		$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78		$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2014		402		$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387		$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364		$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321		$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263		$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2014	(x)	3		$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2014		903		$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613		$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220		$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2014		926		$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634		$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457		$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329		$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273		$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%

Vanguard VIF Capital Growth Portfolio Sub-Account
2014	(z)	2		$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2014	(aa)	1		$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2014	(aa)	4		$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF REIT Index Portfolio Sub-Account
2014	(y)	23		$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Co Growth Portfolio Sub-Account
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

Intelligent Variable Annuity ■ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return lowest to highest(b)(h)
VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2014		262	$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136	$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74	$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44	$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9	$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Wanger International Sub-Account
2014		237	$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169	$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128	$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85	$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34	$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%

Wanger Select Sub-Account
2014		50	$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51	$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58	$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43	$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36	$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%

Wanger USA Sub-Account
2014		12	$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.72%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18	$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2014		1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicitive of a full year of operations.
(f)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(g)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(h)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.

B-62	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
^	Amount represents less than 1,000 units.

Note 6—subsequent events

The MFS Investors Growth Stock Series – Initial Class was merged with MFS MA Investors Growth Stock Portfolio effective March 27, 2015.

Intelligent Variable Annuity ■ Statement of Additional Information	B-63

B-64	Statement of Additional Information ■ Intelligent Variable Annuity

Report of management responsibility

April 7, 2015

To the Shareholder of TIAA-CREF Life Insurance Company:

Financial Statements

The accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA-CREF Life have been presented fairly and objectively in accordance with such statutory accounting principles.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA-CREF Life for the years ended December 31, 2014, 2013 and 2012. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA-CREF Life’s policy that any management advisory or consulting service, which is not in accordance with TIAA-CREF Life’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respects on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA-CREF Life Board of Directors meets regularly with management, representatives of the independent accounting firm and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA-CREF Life statutory-basis financial statements, the New York State Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA-CREF Life as part of their periodic corporate examinations.

Internal Control over Financial Reporting

TIAA-CREF Life’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA-CREF Life’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2014, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (2013 Framework). Based on that assessment, management concluded that, as of December 31, 2014, TIAA-CREF Life’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (2013 Framework).

David M. Anderson	Linda S. Dougherty

President and Chief Executive Officer	Vice President and Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-65

Independent auditor’s report

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2014 and 2013 and the related statutory-basis statements of operations, of changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT’S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR’S RESPONSIBILITY

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

OPINION ON STATUTORY-BASIS OF ACCOUNTING

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations, changes in capital and surplus and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 7, 2015

B-66	Statement of Additional Information ■ Intelligent Variable Annuity

Statutory—basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands)	2014	2013

ADMITTED ASSETS
Bonds	$4,743,873	$4,105,952
Preferred stocks	183	2,470
Common stocks	607	573
Cash, cash equivalents and short-term investments	90,507	114,882
Contract loans	16,077	10,467
Other long-term investments	10,847	12,773
Investment income due and accrued	43,297	39,261
Federal income tax recoverable from TIAA	86	—
Net deferred federal income tax asset	17,494	11,799
Other assets	56,943	53,881
Separate account assets	4,851,892	3,668,669
Total admitted assets	$9,831,806	$8,020,727

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Reserves for life and health, annuities and deposit-type contracts	$4,550,556	$3,914,277
Asset valuation reserve	27,305	17,937
Interest maintenance reserve	7,066	7,769
Federal income tax payable	—	2,516
Other amounts payable on reinsurance	28,647	32,088
Other liabilities	25,450	33,566
Separate account liabilities	4,838,207	3,638,741
Total liabilities	9,477,231	7,646,894

Capital and Surplus
Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500
Additional paid-in capital	357,500	357,500
Surplus (deficit)	(5,425)	13,833
Total capital and surplus	354,575	373,833
Total liabilities, capital and surplus	$9,831,806	$8,020,727

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-67

Statutory—basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
	2014	2013	2012
	(in thousands)
REVENUES
Insurance and annuity premiums and other considerations	$677,464	$481,814	$284,892
Net investment income	162,279	150,329	147,749
Commissions and expense allowances on reinsurance ceded	29,581	29,607	12,674
Reserve adjustments on reinsurance ceded	59,209	58,534	9,764
Other revenue	21,788	16,626	9,497
Total revenues	$950,321	$736,910	$464,576

EXPENSES
Policy and contract benefits	$181,624	$118,156	$131,742
Increase in policy and contract reserves	349,405	320,016	128,507
Insurance expenses and taxes (excluding Federal income taxes)	127,947	110,293	83,007
Commissions on premiums	34,937	31,785	5,366
Interest on deposit-type contracts	25,616	26,752	26,374
Net transfers to separate accounts	227,552	143,230	57,976
Other benefits and expenses	16,868	9,020	9,858
Total expenses	$963,949	$759,252	$442,830

Income (loss) before federal income tax and net realized capital gains (losses)	(13,628)	(22,342)	21,746
Federal income tax expense	6,867	6,949	1,243
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	2,969	(37)	(2,360)
Net income (loss)	$(17,526)	$(29,328)	$18,143

B-68	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory—basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total
	(in thousands)
Balance, December 31, 2011	$2,500	$357,500	$38,385	$398,385
Net income	—	—	18,143	18,143
Net unrealized capital gains on investments	—	—	129	129
Change in asset valuation reserve	—	—	(3,570)	(3,570)
Change in surplus in separate accounts	—	—	1,978	1,978
Change in liability for reinsurance in unauthorized companies	—	—	(1,190)	(1,190)
Change in net deferred income tax	—	—	(7,005)	(7,005)
Change in non-admitted assets:
Deferred federal income tax asset	—	—	7,836	7,836
Deferred premium asset limitation	—	—	(1,775)	(1,775)
Balance, December 31, 2012	$2,500	$357,500	$52,931	$412,931

Net income (loss)	—	—	(29,328)	(29,328)
Net unrealized capital gains on investments	—	—	314	314
Change in asset valuation reserve	—	—	(3,773)	(3,773)
Change in surplus in separate accounts	—	—	(3,680)	(3,680)
Change in liability for reinsurance in unauthorized companies	—	—	(6,837)	(6,837)
Change in net deferred income tax	—	—	16,015	16,015
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(10,488)	(10,488)
Deferred premium asset limitation	—	—	(1,321)	(1,321)
Balance, December 31, 2013	$2,500	$357,500	$13,833	$373,833

Net income (loss)	—	—	(17,526)	(17,526)
Net unrealized capital gains on investments	—	—	54	54
Change in asset valuation reserve	—	—	(9,368)	(9,368)
Change in surplus in separate accounts	—	—	3,663	3,663
Change in liability for reinsurance in unauthorized companies	—	—	(88)	(88)
Change in net deferred income tax	—	—	10,932	10,932
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(5,237)	(5,237)
Deferred premium asset limitation	—	—	(1,638)	(1,638)
Other assets	—	—	(50)	(50)
Balance, December 31, 2014	$2,500	$357,500	$(5,425)	$354,575

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-69

Statutory—basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2014	2013	2012

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$670,596	$500,895	$288,626
Miscellaneous income	48,947	34,259	19,036
Net investment income	159,529	149,421	146,894
Total Receipts	879,072	684,575	454,556
Policy and contract benefits	120,851	76,543	131,364
Commissions and expenses paid	180,525	150,895	97,489
Federal income tax (benefit) expense	10,636	(4,426)	7,097
Net transfers to separate accounts	228,279	144,632	59,157
Total Disbursements	540,291	367,644	295,107
Net cash from operations	338,781	316,931	159,449

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	518,847	594,673	484,231
Stocks	2,500	—	5,129
Mortgage loans	—	—	13,726
Other invested assets	2,000	—	—
Net gains or (losses) on cash, cash equivalents and short-term investments	31	12	(8)
Cost of investments acquired:
Bonds	1,135,774	1,014,981	992,311
Net increase in contract loans	5,610	3,338	2,901
Net cash from investments	(618,006)	(423,634)	(492,134)

CASH FROM FINANCING AND OTHER
Net deposits on deposit-type contracts funds	259,540	127,392	317,384
Other cash provided (applied)	(4,690)	6,240	(3,248)
Net cash from financing and other	254,850	133,632	314,136
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(24,375)	26,929	(18,549)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	114,882	87,953	106,502

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$90,507	$114,882	$87,953

B-70	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company and changed its name to TIAA-CREF Life Insurance Company (“TIAA-CREF Life” or the “Company”) on May 1, 1998. TIAA-CREF Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, fixed and variable universal life contracts, funding agreements, book value separate account agreements, term-life insurance and single premium immediate annuities.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and New York SAP annual statement filed with the Department.

The deferred premium asset limitation results from the Department requiring that any deferred premium asset established along with the corresponding mean reserve should be reduced by the proportionate amount reinsured on a coinsurance basis. Under this approach the deferred premium asset for reinsurance is adjusted based upon the premium mode of the direct policy rather than the premium mode of the reinsurance agreement.

The additional reserve for term conversions results from the Department requiring in Regulation no. 147 (11NYCRR 98) Valuation on Life Insurance Reserves Section 98.4 that for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to antiselection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

	For The Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income, New York SAP	$(17,526)	$(29,328)	$18,143
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	330	340	349
Deferred and Payout Annuities issued after 2000	—	—	—
Net Income, NAIC SAP	$(17,196)	$(28,988)	$18,492

Capital and Surplus, New York SAP	$354,575	$373,833	$412,931
New York SAP Prescribed Practices:
Deferred Premium Asset Limitation	30,706	29,068	27,747
Additional Reserves for:
Term Conversions	2,259	1,929	1,589
Deferred and Payout Annuities issued after 2000	1	2	2
Capital and Surplus, NAIC SAP	$387,541	$404,832	$442,269

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows.

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a

Intelligent Variable Annuity ■ Statement of Additional Information	B-71

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•	Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: A reclassification of a prior year amount for amounts payable on reinsurance was made in the Statements of Admitted Assets, Liabilities and Capital and Surplus to conform to the 2014 presentation. The misclassification did not affect net income or surplus previously reported. Management concluded that the misclassification is not material to the previously issued financial statements.

Use of Estimates: The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses at the date of the financial statements. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

B-72	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Accounting Policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI recognized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI for a loan-backed and structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The carrying amount of the Company’s investments in surplus notes was, $9,688 thousand and $11,633 thousand at December 31, 2014 and 2013, respectively.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairments by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus; (2) non-insurance subsidiaries are stated at the value of

Intelligent Variable Annuity ■ Statement of Additional Information	B-73

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase, and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account. The assets of the separate accounts represent segregated funds administered by the Company for the exclusive benefit of separate account contract holders. Separate account assets are accounted for at fair value, except the Stable Value Separate Account (“SVSA”) which supports book value separate account agreements, in which case the assets are accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. The non-admitted portion of the Deferred Federal Income Tax (“DFIT”) asset was $32,123 thousand and $26,886 thousand at December 31, 2014 and 2013, respectively. The non-admitted portion of deferred premium assets was $30,706 thousand and $29,068 thousand at December 31, 2014 and 2013, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was never a 6 during the holding period.

B-74	Statement of Additional Information ■ Intelligent Variable Annuity

continued

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5 or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold may be interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

OTTI for non-loan-backed and structured securities, stocks, mortgage loans and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Note 3—long term bonds, preferred stocks and common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31 are shown below (in thousands):

	2014
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$376,839	$9,001	$(3,021)	$382,819
All other governments	18,623	—	(265)	18,358
States, territories & possessions	59,625	2,056	(191)	61,490
Political subdivisions of states, territories, & possessions	11,175	134	(232)	11,077
Special revenue & special assessment, non-guaranteed agencies & government	344,186	13,850	(2,629)	355,407
Industrial & miscellaneous	3,918,679	213,713	(18,154)	4,114,238
Credit tenant loans	6,449	645	—	7,094
Hybrids	8,297	153	—	8,450
Total bonds	4,743,873	239,552	(24,492)	4,958,933
Preferred stocks	183	1,497	—	1,680
Total bonds and preferred stocks	$4,744,056	$241,049	$(24,492)	$4,960,613

Intelligent Variable Annuity ■ Statement of Additional Information	B-75

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

	2013
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:	(in thousands)
U.S. governments	$279,098	$6,748	$(8,860)	$276,986
All other governments	19,402	—	(443)	18,959
States, territories & possessions	38,287	357	(1,666)	36,978
Political subdivisions of states, territories, & possessions	13,727	71	(860)	12,938
Special revenue & special assessment, non-guaranteed agencies & government	322,629	13,348	(7,113)	328,864
Industrial & miscellaneous	3,417,454	111,127	(55,722)	3,472,859
Credit tenant loans	7,046	704	—	7,750
Hybrids	8,309	123	—	8,432
Total bonds	4,105,952	132,478	(74,664)	4,163,766
Preferred stocks	2,470	3,859	—	6,329
Total bonds and preferred stocks	$4,108,422	$136,337	$(74,664)	$4,170,095

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

Unrealized Losses on Bonds and Preferred Stocks: The gross unrealized losses and estimated fair values for bonds and preferred stocks by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2014
All other bonds	$488,980	$(8,767)	$480,213	$490,794	$(12,506)	$478,288
Loaned-backed and structured bonds	30,151	(96)	30,055	116,447	(3,123)	113,324
Total bonds	$519,131	$(8,863)	$510,268	$607,241	$(15,629)	$591,612
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$519,131	$(8,863)	$510,268	$607,241	$(15,629)	$591,612

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2013	(in thousands)
All other bonds	$1,400,475	$(58,205)	$1,342,270	$112,629	$(9,430)	$103,199
Loaned-backed and structured bonds	150,655	(4,630)	146,025	33,140	(2,399)	30,741
Total bonds	$1,551,130	$(62,835)	$1,488,295	$145,769	$(11,829)	$133,940
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$1,551,130	$(62,835)	$1,488,295	$145,769	$(11,829)	$133,940

B-76	Statement of Additional Information ■ Intelligent Variable Annuity

continued

As of December 31, 2014, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in oil and gas (56%), mining (17%) and manufacturing (9%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2014, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in mining (20%), U.S. and other governments (18%), and residential mortgage-backed securities (17%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in manufacturing (19%), U.S. and other governments (12%) and public utilities (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in communication (27%), U.S. and other governments (14%), and commercial mortgage-backed securities (12%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (dollars in thousands):

	December 31, 2014			December 31, 2013
	Carrying Value	% of Total	Estimated Fair Value	Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$274,922	5.8%	$277,845	$355,309	8.7%	$359,893
Due after one year through five years	1,419,864	29.9	1,441,372	1,354,124	33.0	1,378,917
Due after five years through ten years	1,224,277	25.8	1,262,722	1,002,342	24.4	1,003,560
Due after ten years	1,302,832	27.5	1,437,790	937,191	22.8	951,935
Subtotal	4,221,895	89.0	4,419,729	3,648,966	88.9	3,694,305
Residential mortgage-backed securities	293,170	6.2	302,739	266,957	6.5	276,293
Commercial mortgage-backed securities	113,715	2.4	117,285	80,522	1.9	80,900
Asset-backed securities	115,093	2.4	119,180	109,507	2.7	112,268
Subtotal	521,978	11.0	539,204	456,986	11.1	469,461
Total	$4,743,873	100.0%	$4,958,933	$4,105,952	100.0%	$4,163,766

For the year ended December 31, 2014, the preceding table includes no NAIC 6 long-term bond investments.

For the year ended December 31, 2014, the preceding table includes sub-prime mortgage investments totaling $8,407 thousand under residential mortgage-backed securities. $6,624 thousand or 79% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2013, the preceding table includes no NAIC 6 long-term bond investments.

For the year ended December 31, 2013, the preceding table includes sub-prime mortgage investments totaling $10,456 thousand under residential mortgage-backed securities. 100% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2014	2013
Manufacturing	24.5%	23.6%
Finance and financial services	15.3	16.5
Public utilities	12.2	12.3
Oil and gas	7.7	8.6
U.S. and other governments	7.1	5.7
Residential mortgage-backed securities	6.2	6.5
Transportation	5.5	4.2
Communication	3.9	4.0

Intelligent Variable Annuity ■ Statement of Additional Information	B-77

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

	2014	2013
Mining	3.8	4.4
Services	3.2	2.6
Revenue and Special Obligation	2.7	2.7
Commercial mortgage backed securities	2.4	2.0
Asset Backed Securities	2.4	2.7
Real estate investment trusts	1.9	2.3
Retail and wholesale trade	1.2	1.9
Total	100.0%	100.0%

Exchanges: The Company acquired bonds and stocks through exchanges aggregating $67,455 thousand and $120,379 thousand during the years ended December 31, 2014 and 2013, respectively. When exchanging securities, through non-monetary transactions, the Company generally accounts for assets at their fair value with any gains or losses realized at the date of exchange, unless a SEC Rule 144A security is exchanged for an equivalent unrestricted security. In these instances, the unrestricted security is recorded at the carrying value of the original 144A security.

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

The following represents OTTI on securities with the intent to sell or the inability to retain for the year ended December 31, 2014 (in thousands):

	1	2		3
	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized
a. Intent to sell	$2,922	$—	$72	$2,850
b. Inability to retain	—	—	—	—
Total	$2,922	$—	$72	$2,850

The Company had no OTTI on securities which it lacked the ability to hold or had the intent to sell for the year ended December 31, 2013.

The following table represents loan-backed and structured securities currently held by the Company that recognized OTTI as of December 31, 2014 (in thousands):

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
126171AQ0	$2,922	$—	[1]	$(72)	$2,850	$2,850	03/31/2014
Total				$(72)

¹	Impairment based on fair value.

The Company had no loan-backed or structured securities where the present value of cash flows expected to be collected was less than amortized cost and did not recognize any OTTI for the year ended December 31, 2013.

Other disclosures:

At December 31, 2014 and 2013, the carrying value of common stock denominated in foreign currency was $607 thousand and $573 thousand, respectively. The Company had no bonds denominated in foreign currency as of December 31, 2014 or 2013.

Debt securities amounting to approximately $8,242 thousand and $8,324 thousand at December 31, 2014 and 2013, respectively, were on deposit with governmental authorities or trustees, as required by law.

B-78	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table represents structured notes as of December 31, 2014 (in thousands):

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
478373AA1	$7,159	$6,966	$7,071	No
Total	$7,159	$6,966	$7,071

Note 4—subsidiaries and affiliates

TIAA-CREF Life Insurance Agency, LLC (“Agency”) is the sole operating subsidiary of TIAA-CREF Life. The Company has no investments in subsidiary, controlled and affiliated entities that exceed 10% of its admitted assets. Agency’s carrying value of $1,159 thousand and $1,140 thousand at December 31, 2014 and 2013, respectively, is included in other long-term investments on the statutory-basis statements of admitted assets, liabilities and capital and surplus. The carrying value of Agency was not audited and only the cash balance in Agency was admitted in the Company’s balance sheet for the years ended December 31, 2014 or 2013.

At December 31, 2014 and 2013, respectively, the Company reported $13,100 thousand and $14,254 thousand as amounts due to parent, subsidiaries and affiliates.

Note 5—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Bonds	$163,914	$151,290	$145,961
Stocks	167	151	385
Mortgage loans	—	—	496
Cash, cash equivalents and short-term investments	33	28	441
Contract loans	594	400	259
Other long-term investments	798	781	788
Total gross investment income	$165,506	$152,650	$148,330
Less investment expenses	(4,471)	(3,846)	(2,831)
Net investment income before amortization of IMR	161,035	148,804	145,499
Amortization of IMR	1,244	1,525	2,250
Net investment income	$162,279	$150,329	$147,749

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31 were as follows (in thousands):

	2014	2013	2012
Bonds	$4,434	$3,031	$(2,804)
Stocks	212	—	256
Cash, cash equivalent and short-term investments	31	13	(7)
Total before capital gain (loss) tax and transfers to IMR	4,677	3,044	(2,555)
Transfers to IMR	(540)	(2,360)	(2,757)
Capital loss tax benefit (expense)	(1,168)	(721)	2,952
Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$2,969	$(37)	$(2,360)

Gross gains on long-term bonds of $4,719 thousand, $4,605 thousand and $5,668 thousand and gross losses on long-term bonds, excluding impairments considered to be other-than-temporary, of $213 thousand, $698 thousand and $184 thousand were realized during 2014, 2013 and 2012, respectively.

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31 (in thousands):

	2014	2013	2012
Other-than-temporary impairments:
Bonds	$72	$876	$8,287
Total	$72	$876	$8,287

Intelligent Variable Annuity ■ Statement of Additional Information	B-79

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2014, 2013 and 2012 were $39,351 thousand, $66,840 thousand and $199,747 thousand, respectively.

Note 6—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2014 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$4,958,933	$4,743,873	$—	$4,951,439	$7,494	$—
Common Stock	607	607	607	—	—	—
Preferred Stock	1,680	183	1,680	—	—	—
Separate Accounts	4,846,688	4,851,892	1,714,724	3,131,964	—	—
Contract Loans	16,077	16,077	—	—	16,077	—
Cash, Cash Equivalent and Short Term Investments	90,507	90,507	62,515	27,992	—	—
Total	$9,914,492	$9,703,139	$1,779,526	$8,111,395	$23,571	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:			(in thousands)
Deposit-type Contracts	$2,298,473	$2,298,473	$—	$—	$2,298,473	$—
Separate Account	4,838,207	4,838,207	—	—	4,838,207	—
Total	$7,136,680	$7,136,680	$—	$—	$7,136,680	$—

B-80	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2013 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$4,163,766	$4,105,952	$—	$4,148,745	$15,021	$—
Common Stock	573	573	573	—	—	—
Preferred Stock	6,329	2,470	6,329	—	—	—
Separate Accounts	3,657,612	3,668,669	1,376,020	2,281,592	—	—
Contract Loans	10,467	10,467	—	—	10,467	—
Cash, Cash Equivalent and Short Term Investments	114,886	114,882	34,304	80,582	—	—
Total	$7,953,633	$7,903,013	$1,417,226	$6,510,919	$25,488	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type Contracts	$2,013,451	$2,013,451	$—	$—	$2,013,451	$—
Separate Account	3,638,741	3,638,741	—	—	3,638,741	—
Total	$5,652,192	$5,652,192	$—	$—	$5,652,192	$—

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2014 and 2013. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Assets and liabilities measured and reported at fair value

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs that are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Intelligent Variable Annuity ■ Statement of Additional Information	B-81

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

Financial assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value at December 31 (in thousands):

	2014
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common Stock
Industrial and miscellaneous	$607	$—	$—	$607
Separate accounts assets, net	1,645,363	45,450	—	1,690,813
Total assets at fair value	$1,645,970	$45,450	$—	$1,691,420

Total liabilities at fair value	$—	$—	$—	$—

	2013
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common Stock
Industrial and miscellaneous	$573	$—	$—	$573
Separate accounts assets, net	1,309,909	79,037	—	1,388,946
Total assets at fair value	$1,310,482	$79,037	$—	$1,389,519

Total liabilities at fair value	$—	$—	$—	$—

For assets and liabilities held at December 31, 2014 and 2013, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company’s policy is to recognize transfers between levels at the actual date of the event or change in circumstances that caused the transfer.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stocks and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange traded equities.

Level 2 financial instruments

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Level 3 financial instruments

There are no securities measured and reported at fair value in Level 3 as of December 31, 2014 and 2013.

Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because such instruments do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using tools such as matrix pricing models. Such models estimate fair value using discounted cash flows at a market yield considering the appropriate Treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2014 and 2013, there were no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

B-82	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 7—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (dollars in thousands):

	Gross Restricted								Percentage
	12/31/2014
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,242	$—	$—	$—	$8,242	$8,324	$(82)	$8,242	0.084%	0.084%
Total Restricted Assets	$8,242	$—	$—	$—	$8,242	$8,324	$(82)	$8,242	0.084%	0.084%

	Gross Restricted								Percentage
	12/31/2013
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,324	$—	$—	$—	$8,324	$8,402	$(78)	$8,324	0.103%	0.104%
Total restricted assets	$8,324	$—	$—	$—	$8,324	$8,402	$(78)	$8,324	0.103%	0.104%

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2014, the Company reported separate account assets and liabilities for the following products: Variable Life, Variable Annuity, Fixed Annuity, Group Life and Group Annuity.

The Company’s Separate Account VLI-1 (“VLI-1”) is a unit investment trust and was organized on May 23, 2001, and established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies. The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) is a unit investment trust and was organized on February 15, 2012 and established under New York Law for the purpose of issuing and funding group and individual variable life insurance policies. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established on July 27, 1998 to fund individual non-qualified variable annuities. VA-1 is registered with the Securities and Exchange Commission (the “Commission”) as a unit investment trust under the Investment Company Act of 1940. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value. During 2014, the Company redeemed $20 million of seed money from the Separate Account.

The Company’s Stable Value Separate Account-1 (“SVSA-1”) was established on May 14, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

The Company’s Stable Value Separate Account-2 (“SVSA-2”) was established on May 21, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

Intelligent Variable Annuity ■ Statement of Additional Information	B-83

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

SVSA accounts support contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund are typically funded through the stable value fund’s cash buffer account which is held outside of the contract. . In the event that the stable value fund’s cash buffer account is insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund may request that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract are paid at book value and others are paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund are typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice is provided by the plan sponsor.

SVSA contracts utilize an interest crediting formula that includes a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TC Life VLI—1	Variable Life	Section 4240 of the New York Insurance Law
TC Life VLI—2	Variable Life	Section 4240 of the New York Insurance Law
TC Life VA—1	Variable Annuity	Section 4240 of the New York Insurance Law
TC Life MVA—1	Fixed Annuity	Section 4240 of the New York Insurance Law
TC Life SVSA—1	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA—2	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA—3	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, the Company’s Separate Account assets included both assets legally insulated and not legally insulated from the general account as follows (in thousands):

	2014		2013
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
TC Life VLI -1	$99,979	$—	$83,355	$—
TC Life VLI—2	53,634	—	29,494	—
TC Life VA—1	1,484,466	—	1,189,555	—
TC Life MVA—1	—	52,734	—	86,542
TC Life SVSA—1	1,270,479	—	1,014,856	—
TC Life SVSA—2	784,300	—	514,387	—
TC Life SVSA—3	1,106,300	—	750,480	—
Total	$4,799,158	$52,734	$3,582,127	$86,542

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $2,323 thousand and $1,945 thousand, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

As of December 31, 2014, the general account of the Company had paid (received) $(401) thousand towards separate account guarantees. The total separate account guarantees paid (received) by the general account for the preceding four years ending at December 31, are as following (in thousands):

2013	$(11)
2012	$203
2011	$197
2010	$111

B-84	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Information regarding separate accounts of the Company is as follows (in thousands):

	December 31, 2014
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$824,282	$—	$354,973	$1,179,255
Reserves at 12/31/2014 for accounts with assets at:
Fair value	$22,325	$20,792	$1,635,095	$1,678,212
Amortized cost	3,115,288	—	—	3,115,288
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$22,325	$20,792	$—	$43,117
At fair value	3,115,288	—	1,635,095	4,750,383
At book value without fair value adjustment and with current surrender charge less than 5%	—	—	—	—
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

	December 31, 2013
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1,540,355	$—	$247,444	$1,787,799
Reserves at 12/31/2013 for accounts with assets at:
Fair value	$34,473	$22,367	$1,300,243	$1,357,083
Amortized cost	2,269,111	—	—	2,269,111
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$34,473	$22,367	$—	$56,840
At fair value	2,269,111	—	1,300,243	3,569,354
At book value without fair value adjustment and with current surrender charge less than 5%	—	—	—	—
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

	December 31, 2012
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
	(in thousands)
Premiums, considerations or deposits	$726,731	$—	$152,204	$878,935
Reserves at 12/31/2012 for accounts with assets at:
Fair value	$35,999	$24,499	$952,048	$1,012,546
Amortized cost	728,526	—	—	728,526
Total reserves	$764,525	$24,499	$952,048	$1,741,072

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$32,123	$24,214	$—	$56,337
At fair value	728,526	—	952,048	1,680,574
At book value without fair value adjustment and with current surrender charge less than 5%	3,876	285	—	4,161
Total reserves	$764,525	$24,499	$952,048	$1,741,072

Intelligent Variable Annuity ■ Statement of Additional Information	B-85

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in thousands):

	2014	2013	2012
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$366,901	$266,154	$167,500
Transfers from Separate Accounts	(139,173)	(122,691)	(109,352)
Net transfers to Separate Accounts	227,728	143,463	58,148

Reconciling Adjustments:
Fund transfer exchange gain (loss)	(177)	(233)	(172)
Transfers as reported in the Statements of Operations of the Life, Accident & Health Annual Statement	$227,551	$143,230	$57,976

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense reimbursement payments under the Service Agreement are made monthly by TIAA-CREF Life to TIAA based on TIAA’s costs for providing such services. The Company also reimburses TIAA, at cost, on a monthly basis for certain investment management services, according to the terms of an Investment Management Agreement. Reimbursements of $105,472 thousand, $91,136 thousand and $71,383 thousand were made to TIAA for the years ended December 31, 2014, 2013 and 2012, respectively.

Teachers Advisors, Inc. (“Advisors”), a subsidiary of TIAA-CREF Asset Management LLC (“TCAM”), which is an indirectly owned subsidiary of TIAA, provides investment advisory services and other administrative services for the TIAA-CREF Life Separate Accounts in accordance with an Investment Management Agreement. Teachers Personal Investors Services, Inc. (“TPIS”), a subsidiary of TCAM and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Reimbursement for services of $3,798 thousand, $2,229 thousand and $702 thousand were made to Advisors for the years ended December 31, 2014, 2013 and 2012, respectively.

Effective May 1, 2012, the Company reimbursed TPIS and Services, on an at cost basis, for distribution services for variable life and after tax annuities. Expenses associated with the distribution services agreement were $14,265 thousand, $11,807 thousand and $7,062 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TCAM, is the program manager, are provided to TIAA-CREF Life by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement were $8,724 thousand, $8,754 thousand and $6,544 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of TIAA-CREF Life with recourse to TIAA.

The Company maintains a $100.0 million unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 13, 2015. As of December 31, 2014, $30.0 million of this facility was maintained on a committed basis for which the Company paid a commitment fee of 6.0 basis points on the unused committed amount. During the period ending December 31, 2014, 56 draw-downs totaling $181.5 million were made under this line of credit arrangement with no outstanding balance at December 31, 2014.

Note 10—federal income taxes

The Company has exceeded the highest RBC threshold level which allows the Company to apply the smallest limitations to admit deferred tax assets under SSAP 101. The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. As of December 31, 2014 and December 31, 2013, the Company has not recorded a valuation allowance on deferred tax assets.

B-86	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The components of Net Deferred Tax Assets (“DTA”) and Deferred Tax Liabilities (“DTL”) at December 31 are as follows (in thousands):

	12/31/2014			12/31/2013			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$47,252	$4,692	$51,944	$36,627	$6,218	$42,845	$10,625	$(1,526)	$9,099
b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted Gross Deferred Tax Assets (a–b)	47,252	4,692	51,944	36,627	6,218	42,845	10,625	(1,526)	9,099
d) Deferred Tax Assets Non-admitted	29,101	3,022	32,123	22,078	4,808	26,886	7,023	(1,786)	5,237
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	18,151	1,670	19,821	14,549	1,410	15,959	3,602	260	3,862
f) Deferred Tax Liabilities	1,263	1,064	2,327	2,750	1,410	4,160	(1,487)	(346)	(1,833)
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$16,888	$606	$17,494	$11,799	$—	$11,799	$5,089	$606	$5,695

	12/31/2014			12/31/2013			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101 (in thousands)
a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$16,337	$606	$16,943	$11,799	$—	$11,799	$ 4,538	$ 606	$ 5,144
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From 2(a) above After Application of the Threshold Limitation.(The Lesser of (b)1 and (b)2 below)	551	—	551	—	—	—	551	—	551
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	551	—	551	—	—	—	551	—	551
2. Adjusted Gross DTA Allowed per Limitation Threshold	—	—	—	—	—	—	—	—	—
c) Adjusted Gross DTA (Excluding The Amount of DTA From (a) and (b) above) Offset by Gross DTL	1,263	1,064	2,327	2,750	1,410	4,160	(1,487)	(346)	(1,833)
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$18,151	$1,670	$19,821	$14,549	$1,410	$15,959	$ 3,602	$ 260	$ 3,862

(a) Ratio Percentage Used to Determine Recovery Period and Threshold limitation Amount	914%	891%
(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In (b)2 Above (in thousands)	$343,059	$391,771

Impact of Tax Planning Strategies: (dollars in thousands)

	12/31/2014		12/31/2013		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2-4) Capital
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage.
1. Adjusted Gross DTAs amount from Note 9A1 (c)	$47,252	$4,692	$36,627	$6,218	$10,625	$(1,526)
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
3. Net admitted Adjusted Gross DTAs amount from Note 9A1 (e)	$18,151	$1,670	$14,549	$1,410	$3,602	$260
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company does not use reinsurance in its tax-planning strategy.

Intelligent Variable Annuity ■ Statement of Additional Information	B-87

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

Current income taxes incurred consist of the following major components (in thousands):

	12/31/2014	12/31/2013	12/31/2012
Current Income Tax:
Federal income taxes expense	$7,074	$7,007	$1,240
Foreign taxes	—	—	—
Subtotal	7,074	7,007	1,240
Federal income taxes expense (benefit) on capital gains (losses)	1,322	720	(2,844)
Other	(362)	(57)	(106)
Federal and foreign income taxes expense (benefit)	$8,034	$7,670	$(1,710)

	12/31/2014	12/31/2013	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$12,216	$12,214	$2
Deferred acquisition costs	31,809	21,210	10,599
Unauthorized reinsurance	2,840	2,809	31
Other (including items < 5% of total ordinary tax assets	387	394	(7)
Subtotal	47,252	36,627	10,625
Non-admitted	29,101	22,078	7,023
Admitted ordinary deferred tax assets	$18,151	$14,549	$3,602

Capital
Investments	$4,692	$6,218	$(1,526)
Net capital loss carry-forward	—	—	—
Subtotal	4,692	6,218	(1,526)
Statutory valuation allowance (“SVA”) adjustment	—	—	—
Non-admitted	3,022	4,808	(1,786)
Admitted capital deferred tax assets	1,670	1,410	260
Admitted deferred tax assets	$19,821	$15,959	$3,862

Deferred Tax Liabilities:
Ordinary
Investments	$1,263	$2,750	$(1,487)
Capital	1,064	1,410	(346)
Deferred tax liabilities	$2,327	$4,160	$(1,833)

Net Deferred Tax Assets / Liabilities:
Assets/Liabilities	$17,494	$11,799	$5,695

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement) for the years ended December 31 (in thousands):

	2014	2013	Change
Total deferred tax assets	$51,944	$42,845	$9,099
Total deferred tax liabilities	(2,327)	(4,160)	1,833
Net deferred tax assets/liabilities	49,617	38,685	10,932
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets/liabilities after SVA	$49,617	$38,685	$10,932

Tax effect of unrealized gains/(losses)			—
Statutory valuation allowance adjustment allocated to unrealized			—
Other intra-period allocation of deferred tax movement			—
Change in net deferred income tax (charge) benefit			$10,932

B-88	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2014 are as follows (dollars in thousands):

Description	Amount	Effective Tax Rate
Provision computed at statutory rate	$(3,133)	35.00%
Dividends received deduction	(147)	1.64
Dividends-prior year adjustment	383	(4.28)
Amortization of interest maintenance reserve	(435)	4.86
Tax on unrealized gains	1,639	(18.31)
Other interest maintenance reserve	198	(2.21)
Prior year true-up	64	(0.71)
Other	(34)	0.38
Total	$(1,465)	16.37%

Federal and foreign income tax incurred	$8,034	(89.75)%
Unauthorized reinsurance	31	(0.35)
Change in net deferred income tax charge (benefit)	(10,932)	122.13
Tax effect on unrealized capital gain	341	(3.81)
807(f) 10-year spread adjustment	97	(1.08)
Market discount deferred adjustment	964	(10.77)
Total statutory income taxes	$(1,465)	16.37%

At December 31, 2014, the Company had no net operating loss carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total
2012	$1,182	$—	$1,182
2013	6,800	565	7,365
2014	7,074	1,322	8,396
Total	$15,056	$1,887	$16,943

There were no deposits reported as admitted assets under IRC Section 6603.

The Company files a consolidated federal income tax return with its parent, TIAA and its affiliates:

1) Teachers Insurance and Annuity Association

2) Dan Properties, Inc.

3) JV Georgia One, Inc.

4) JWL Properties, Inc.

5) ND Properties, Inc.

6) TCT Holdings, Inc.

7) Teachers Advisors, Inc.

8) Teachers Personal Investors Service, Inc.

9) T-Investment Properties Corp.

10) TIAA-CREF Tuition Financing, Inc.

11) TIAA-CREF Trust Company, FSB

12) 730 Texas Forest Holdings, Inc.

13) T-C Sports Co., Inc.

14) TIAA Board of Overseers

15) TIAA Park Evanston, Inc.

16) Oleum Holding Company, Inc.

17) Covariance Capital Management, Inc.

18) T-C SP, Inc.

19) GreenWood Resources, Inc.

20) Terra Land Company

21) Westchester Group Asset Management, Inc.

22) Westchester Group Farm Management, Inc.

Intelligent Variable Annuity ■ Statement of Additional Information	B-89

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

23) Westchester Group Real Estate, Inc.

24) T-C Pepper Building GP, LLC

25) T-C 1619 Walnut Street GP, LLC

26) Nuveen Asia Investments, Inc.

27) Nuveen Holdings, Inc.

28) Nuveen Investment Solutions, Inc.

29) Nuveen Investments Advisors, Inc.

30) Rittenhouse Asset Management, Inc.

31) Nuveen Investments Holdings, Inc.

32) Nuveen Investments, Inc.

33) Nuveen Securities, LLC

34) Nuveen Investments Institutional Services Group, LLC

35) TIAA-CREF Asset Management Finance Company, LLC

36) T-C Europe Holding Inc.

37) Westchester Group Investment Management, Inc.

38) Westchester Group Investment Management Holding Company Inc.

The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The Company had no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R. Liabilities, Contingencies and Impairments of Assets, with the modifications provided in SSAP No. 101, Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10, for which it is reasonably possible that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2007 through 2014 are open to examination and the IRS is currently examining tax years 2007, 2008 and 2009.

Note 11—pension plan and postretirement benefits

The Company has no employees. The Company’s parent, TIAA, allocates employee benefit expenses based on salaries attributable to the Company. The Company’s share of net expense for the qualified defined contribution plan was approximately $2,885 thousand, $2,499 thousand and $2,022 thousand for the years ended December 31, 2014, 2013 and 2012, respectively and for other postretirement benefit plans was $429 thousand, $696 thousand and $463 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Note 12—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products.

Based on the asset adequacy and AG43 analyses, the Company maintained additional reserve at the same level of $30 million for both 2014 and 2013, respectively. On this basis, it was determined that the Company’s reserves were sufficient to meet its obligations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

B-90	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (dollars in thousands):

2014	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$43,117	$—	$43,117	0.5%
At book value less current surrender charge of 5% or more	2,043	—	—	2,043	—
At fair value	—	3,115,287	1,484,854	4,600,141	55.6
Total with adjustment or at fair value	$2,043	$3,158,404	$1,484,854	$4,645,301	56.1%
At book value without adjustment (minimal or no charge or adjustment)	3,527,228	—	—	3,527,228	42.6
Not subject to discretionary withdrawal	105,674	—	—	105,674	1.3
Total (gross)	$3,634,945	$3,158,404	$1,484,854	$8,278,203	100.0%
Reinsurance ceded	—	—	—	—
Total (net)	$3,634,945	$3,158,404	$1,484,854	$8,278,203

2013	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$56,840	$—	$56,840	0.8%
At book value less current surrender charge of 5% or more	665	—	—	665	—
At fair value	—	2,269,110	1,189,810	3,458,920	50.3
Total with adjustment or at fair value	$665	$2,325,950	$1,189,810	$3,516,425	51.1%
At book value without adjustment (minimal or no charge or adjustment)	3,253,987	—	—	3,253,987	47.3
Not subject to discretionary withdrawal	108,691	—	—	108,691	1.6
Total (gross)	$3,363,343	$2,325,950	$1,189,810	$6,879,103	100.0%
Reinsurance ceded	—	—	—	—
Total (net)	$3,363,343	$2,325,950	$1,189,810	$6,879,103

Annuity reserves and deposit-type contract funds for the year ended December 31 are as follows (in thousands):

	2014	2013
General Account:
Total annuities (excluding supplementary contracts with life contingencies)	$1,334,760	$1,348,130
Supplementary contracts with life contingencies	1,712	1,762
Deposit-type contracts	2,298,473	2,013,451
Subtotal	3,634,945	3,363,343

Separate Accounts:
Annuities	1,515,911	1,238,184
Supplementary contracts with life contingencies	243	234
Deposit-type contracts	3,127,104	2,277,342
Subtotal	4,643,258	3,515,760
Total	$8,278,203	$6,879,103

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4.0%.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

Intelligent Variable Annuity ■ Statement of Additional Information	B-91

Notes to statutory—basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2014

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company had no policies where the surrender values were in excess of the legally computed reserves at December 31, 2014 or December 31, 2013. The Company had $32.9 billion and $29.8 billion of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2014 and 2013, respectively.

Premium deficiency reserves related to the above insurance totaled $16,343 thousand and $15,600 thousand at December 31, 2014 and 2013, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 13—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations “Insurance and annuity premiums and other considerations are as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Direct premiums	$802,560	$599,917	$341,542
Ceded premiums	(125,096)	(118,103)	(56,650)
Net premiums	$677,464	$481,814	$284,892

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2014	2013	2012
Reinsurance ceded:
Aggregate reserve for life and health insurance	$476,220	$437,220	$397,767
Insurance and annuity premiums	$125,095	$118,103	$56,650
Policy and contract benefits	$29,940	$26,240	$14,005
Increase in policy and contract reserves	$39,000	$39,454	$40,128

Note 14—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2014	2013
Net unrealized capital gains	$54	$314
Asset valuation reserve	$(9,368)	$(3,773)
Net deferred federal income tax	$10,932	$16,015
Change in non-admitted assets	$(6,925)	$(11,809)
Change in liability for reinsurance of unauthorized companies	$(88)	$(6,837)
Surplus withdrawn from separate accounts	$23,379	$24
Change in surplus of separate accounts	$(19,716)	$(3,680)

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company generally has not paid dividends to its shareholder.

B-92	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

Note 15—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC and Federal governmental authorities. The Company cooperates in these inquiries.

Note 16—subsequent event

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 7, 2015, the date the financial statements were available to be issued. No such items were identified by the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-93

B-94	Statement of Additional Information ■ Intelligent Variable Annuity

Report of management responsibility

April 6, 2015

To the Policyholders of Teachers Insurance and Annuity Association of America:

Financial Statements

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Senior Managing Director, Chief Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2014, 2013 and 2012. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respects on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

Internal Control over Financial Reporting

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2014, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (2013 Framework). Based on that assessment, management concluded that, as of December 31, 2014, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (2013 Framework).

Management’s assessment of the effectiveness of internal control over financial reporting as of December 31, 2014 has been audited by PricewaterhouseCoopers LLP, an independent public accounting firm, as stated in their report dated April 6, 2015.

Roger W. Ferguson, Jr.	Virginia M. Wilson
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-95

Independent auditor’s report

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities, and capital and contingency reserves as of December 31, 2014 and 2013 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for each of the three years in the period ended December 31, 2014. We also have audited Teachers Insurance and Annuity Association of America’s internal control over financial reporting as of December 31, 2014, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”).

MANAGEMENT’S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services; this includes the design, implementation, and maintenance of effective internal control over financial reporting relevant to the preparation and fair presentation of the statutory-basis financial statements that are free from material misstatement, whether due to error or fraud. Management is also responsible for its assertion about the effectiveness of internal control over financial reporting, included in the accompanying Report of Management Responsibility—Internal Control over Financial Reporting.

AUDITOR’S RESPONSIBILITY

Our responsibility is to express an opinion on the statutory-basis financial statements and an opinion on the Company’s internal control over financial reporting based on our audits. We conducted our audits of the statutory-basis financial statements in accordance with auditing standards generally accepted in the United States of America and our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement and whether effective internal control over financial reporting was maintained in all material respects.

An audit of financial statements involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances. An audit of financial statements also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. An audit of internal control over financial reporting involves obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control over financial reporting based on the assessed risk, and performing such other procedures as we considered necessary in the circumstances. We believe that the audit evidence we obtained is sufficient and appropriate to provide a basis for our opinions.

DEFINITIONS AND INHERENT LIMITATIONS OF INTERNAL CONTROL OVER FINANCIAL REPORTING

A company’s internal control over financial reporting is a process effected by those charged with governance, management, and other personnel, designed to provide reasonable assurance regarding the preparation of reliable statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the statutory-basis financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent, or detect and correct misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

B-96	Statement of Additional Information ■ Intelligent Variable Annuity

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows thereof for each of the three years in the period ended December 31, 2014.

OPINIONS ON STATUTORY-BASIS OF ACCOUNTING AND INTERNAL CONTROL OVER FINANCIAL REPORTING

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and contingency reserves of Teachers Insurance and Annuity Association of America as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2014, based on criteria established in Internal Control—Integrated Framework (2013) issued by COSO.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 6, 2015

Intelligent Variable Annuity ■ Statement of Additional Information	B-97

Statutory—basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2014	2013

ADMITTED ASSETS
Bonds	$180,086	$181,121
Preferred stocks	100	48
Common stocks	2,903	2,675
Mortgage loans	15,613	14,246
Real estate	1,966	1,812
Cash, cash equivalents and short-term investments	1,542	1,362
Contract loans	1,555	1,466
Derivatives	218	60
Securities lending collateral assets	614	—
Other long-term investments	26,018	20,059
Investment income due and accrued	1,756	1,763
Federal income taxes	5	6
Net deferred federal income tax asset	3,221	3,089
Other assets	506	439
Separate account assets	26,531	22,348
Total admitted assets	$262,634	$250,494

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$189,956	$185,946
Dividends due to policyholders	1,942	1,937
Interest maintenance reserve	2,106	2,283
Asset valuation reserve	5,020	4,633
Derivatives	123	311
Amounts payable for securities lending	614	—
Other liabilities	2,431	2,262
Separate account liabilities	26,522	22,343
Total liabilities	228,714	219,715

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	4,000	2,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	29,917	28,776
Total capital and contingency reserves	33,920	30,779
Total liabilities, capital and contingency reserves	$262,634	$250,494

B-98	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory—basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2014	2013	2012

REVENUES
Insurance and annuity premiums and other considerations	$12,910	$14,395	$12,085
Annuity dividend additions	1,783	1,585	1,312
Net investment income	11,253	11,274	11,042
Other revenue	251	242	231
Total revenues	$26,197	$27,496	$24,670

BENEFITS AND EXPENSES
Policy and contract benefits	$13,726	$12,900	$11,733
Dividends to policyholders	3,589	3,409	3,128
Increase in policy and contract reserves	3,927	5,749	4,604
Net operating expenses	1,481	1,035	922
Net transfers to separate accounts	1,676	1,879	1,518
Other benefits and expenses	474	384	318
Total benefits and expenses	$24,873	$25,356	$22,223

Income before federal income taxes and net realized capital gains (losses)	$1,324	$2,140	$2,447
Federal income tax (benefit)	(37)	(28)	(11)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(377)	(417)	(416)
Net income	$984	$1,751	$2,042

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-99

Statutory—basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Contingency Reserves	Total

Balance, December 31, 2011	$3	$27,128	$27,131
Net Income		2,042	2,042
Net unrealized capital gains on investments		490	490
Change in asset valuation reserve		(599)	(599)
Change in surplus of separate accounts		64	64
Change in net deferred income tax		(1,119)	(1,119)
Prior year surplus adjustment		(5)	(5)
Change in non-admitted assets:
Deferred federal income tax asset		1,285	1,285
Other assets		20	20
Balance, December 31, 2012	$3	$29,306	$29,309

Net Income		1,751	1,751
Net unrealized capital gains on investments		1,193	1,193
Change in asset valuation reserve		(1,209)	(1,209)
Change in surplus of separate accounts		(18)	(18)
Change in net deferred income tax		(1,083)	(1,083)
Change in post-retirement benefit liability		(11)	(11)
Change in non-admitted assets:
Deferred federal income tax asset		937	937
Other assets		(90)	(90)
Balance, December 31, 2013	$3	$30,776	$30,779

Net Income		984	984
Net unrealized capital gains on investments		337	337
Change in asset valuation reserve		(387)	(387)
Change in net deferred income tax		(447)	(447)
Change in post-retirement benefit liability		60	60
Change in non-admitted assets:
Deferred federal income tax asset		579	579
Other assets		15	15
Issuance of surplus notes		2,000	2,000
Balance, December 31, 2014	$3	$33,917	$33,920

B-100	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory—basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2014	2013	2012

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$12,914	$14,398	$12,084
Net investment income	10,742	10,770	10,590
Miscellaneous income	249	219	199
Total Receipts	23,905	25,387	22,873
Policy and contract benefits	13,736	12,954	11,722
Operating expenses	1,561	1,276	1,127
Dividends paid to policyholders	1,801	1,741	1,693
Federal income tax expense (benefit)	(32)	(13)	(16)
Net transfers to separate accounts	1,673	1,505	597
Total Disbursements	18,739	17,463	15,123
Net cash from operations	5,166	7,924	7,750

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	24,289	26,969	26,689
Stocks	207	872	843
Mortgage loans and real estate	2,434	2,131	2,954
Other invested assets	2,473	3,293	2,184
Miscellaneous proceeds	365	12	13
Cost of investments acquired:
Bonds	23,043	32,998	31,963
Stocks	474	936	559
Mortgage loans and real estate	4,016	3,753	2,784
Other invested assets	8,665	3,482	3,472
Miscellaneous applications	703	248	270
Net cash from investments	(7,133)	(8,140)	(6,365)

CASH FROM FINANCING AND OTHER
Issuance of surplus notes	2,000	—	—
Borrowed money	—	(51)	(757)
Net deposits on deposit-type contracts funds	71	70	53
Other cash provided (applied)	76	(122)	403
Net cash from financing and other	2,147	(103)	(301)
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	180	(319)	1,084
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,362	1,681	597

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$1,542	$1,362	$1,681

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-101

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America  ■  December 31, 2014

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of mortality tables and contractually guaranteed interest rates.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 that for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

	For the Years Ended December 31,
(in millions)	2014	2013	2012
Net Income, New York SAP	$984	$1,751	$2,042
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	—	2	2
Deferred and Payout Annuities issued after 2000	94	73	63
Net Income, NAIC SAP	$1,078	$1,826	$2,107

Capital and Contingency Reserves, New York SAP	$33,920	$30,779	$29,309
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	20	20	18
Deferred and Payout Annuities issued after 2000	4,084	3,990	3,917
Capital and Contingency Reserves, NAIC SAP	$38,024	$34,789	$33,244

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

B-102	Statement of Additional Information ■ Intelligent Variable Annuity

continued

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP purposes. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Intelligent Variable Annuity ■ Statement of Additional Information	B-103

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

B-104	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in limited partnerships and limited liability companies which are stated at cost adjusted for the Company’s percentage of the most recent available financial statements based on the underlying U.S. GAAP, International Financial Reporting Standards or U.S. Tax basis equity as reflected on the respective entity’s financial statements. Any lag in reporting for these investments shall be consistent from period to period.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The carrying amount of the Company’s investments in surplus notes was $87 million and $91 million for the years ended December 31, 2014 and 2013, respectively.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures and options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. A currency translation adjustment computed at the spot rate is recorded for these foreign currency swaps as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account (“TSV”) products which are accounted for at book value in accordance with NYDFS guidance.

Intelligent Variable Annuity ■ Statement of Additional Information	B-105

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally a portion of deferred federal income tax (“DFIT”) assets, certain investments in other long-term investments, furniture and equipment, leasehold improvements, and prepaid expenses). The non-admitted portion of the DFIT asset was $7,448 million and $8,027 million at December 31, 2014 and 2013, respectively. Investment related non-admitted assets totaled $188 million and $187 million at December 31, 2014 and 2013, respectively. Other non-admitted assets were $780 million and $795 million at December 31, 2014 and 2013, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

The accumulated depreciation on EDP equipment and computer software was $1,522 million and $1,246 million at December 31, 2014 and 2013, respectively. Related depreciation expenses incurred by TIAA were $122 million, $77 million and $51 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The accumulated depreciation on furniture and equipment and leasehold improvements was $481 million and $455 million at December 31, 2014, and 2013, respectively. Related depreciation expenses incurred by TIAA were $8 million, $10 million and $18 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was not a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5, or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

B-106	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

OTTI for non-loan-backed and structured securities, stocks, mortgage loans, real estate and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities”.

Security Lending Program: The Company has a security lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Amounts payable for securities lending.” Securities lending income and expense are recorded in the accompanying Statements of Operations as net investment income.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Application of new accounting pronouncements:

Effective January 1, 2013, the Company adopted SSAP No. 92—Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14. SSAP No. 92 was effective for quarterly and annual reporting periods beginning on or after January 1, 2013 with early adoption permitted. This statement establishes financial accounting and reporting standards for an insurer that offers a defined benefit postretirement plan to its employees. Any unfunded defined benefit amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, is a liability under SSAP No. 5R and shall be reported in the first quarter statutory financial statements after the transition date with a corresponding entry to unassigned funds (surplus). Net periodic pension cost shall include a component for unrecognized prior service cost for non-vested employees beginning in 2013. The Company determined that SSAP No. 92 did not have a material impact.

Effective January 1, 2013, the Company adopted SSAP No. 103—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 103 was effective for years beginning on and after January 1, 2013 and applied prospectively. Early application is prohibited. This statement must be applied to transfers occurring on or after the effective date. The concept of a qualifying special purpose entity is no longer relevant for statutory accounting purposes. The unit of account for sale treatment is defined to be an entire financial asset or a pro rata participating interest without subordination. The disclosure provisions of this statement are applied to transfers that occurred both before and after the effective date of this statement. SSAP No. 103 did not have an impact on the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-107

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Note 3—long-term bonds, preferred stocks, and common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31, are shown below (in millions):

	2014
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$39,309	$4,567	$(63)	$43,813
All other governments	4,379	548	(20)	4,907
States, territories and possessions	700	87	(1)	786
Political subdivisions of states, territories, and possessions	558	36	(5)	589
Special revenue and special assessment, non-guaranteed agencies and government	18,372	1,532	(81)	19,823
Credit tenant loans	6,493	527	(13)	7,007
Industrial and miscellaneous	107,462	8,550	(607)	115,405
Hybrids	918	78	(12)	984
Parent, subsidiaries and affiliates	1,895	23	(1)	1,917
Total bonds	180,086	15,948	(803)	195,231
Preferred stocks	100	21	—	121
Total bonds and preferred stocks	$180,186	$15,969	$(803)	$195,352

	2013
		Excess of
(in millions)	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$41,161	$1,841	$(1,169)	$41,833
All other governments	3,929	381	(76)	4,234
States, territories and possessions	647	23	(15)	655
Political subdivisions of states, territories, and possessions	491	8	(23)	476
Special revenue and special assessment, non-guaranteed agencies and government	18,862	1,307	(652)	19,517
Credit tenant loans	5,796	365	(92)	6,069
Industrial and miscellaneous	107,416	6,447	(2,155)	111,708
Hybrids	1,002	60	(16)	1,046
Parent, subsidiaries and affiliates	1,817	54	—	1,871
Total bonds	181,121	10,486	(4,198)	187,409
Preferred stocks	48	40	—	88
Total bonds and preferred stocks	$181,169	$10,526	$(4,198)	$187,497

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

B-108	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2014
Loan-backed and structured bonds	$1,796	$(22)	$1,774	$6,182	$(256)	$5,926
All other bonds	7,657	(254)	7,403	8,691	(291)	8,400
Total bonds	$9,453	$(276)	$9,177	$14,873	$(547)	$14,326
Unaffiliated common stocks	29	(4)	25	—	—	—
Preferred stocks	11	—	11	—	—	—
Total bonds and stocks	$9,493	$(280)	$9,213	$14,873	$(547)	$14,326

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2013
Loan-backed and structured bonds	$16,499	$(1,026)	$15,473	$5,111	$(565)	$4,546
All other bonds	31,179	(1,995)	29,184	5,485	(702)	4,783
Total bonds	$47,678	$(3,021)	$44,657	$10,596	$(1,267)	$9,329
Unaffiliated common stocks	2	—	2	106	(48)	58
Preferred stocks	—	—	—	5	(1)	4
Total bonds and stocks	$47,680	$(3,021)	$44,659	$10,707	$(1,316)	$9,391

As of December 31, 2014, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in oil and gas (42%), services (10%), and mining (9%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2014, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in residential mortgage-backed securities (28%), commercial mortgage-backed securities (13%), and oil and gas (10%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in residential mortgage-backed securities (22%), U.S., Canada and other government (22%) and public utilities (8%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (25%), U.S., Canada and other government (23%), and residential mortgage-backed securities (14%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other–than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (dollars in millions):

	December 31, 2014			December 31, 2013
	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$4,160	2.3%	$4,253	$4,724	2.6%	$4,819
Due after one year through five years	17,676	9.8	19,152	20,503	11.3	22,126
Due after five years through ten years	38,670	21.5	40,121	35,068	19.4	35,983

Intelligent Variable Annuity ■ Statement of Additional Information	B-109

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

	December 31, 2014			December 31, 2013
	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value
Due after ten years	$47,779	26.5%	$54,838	$45,218	25.0%	$45,939
Subtotal	108,285	60.1	118,364	105,513	58.3	108,867
Residential mortgage-backed securities	44,187	24.5	47,745	47,094	26.0	49,304
Commercial mortgage-backed securities	10,817	6.0	11,191	10,785	5.9	10,821
Asset-backed securities	16,797	9.4	17,931	17,729	9.8	18,417
Subtotal	71,801	39.9	76,867	75,608	41.7	78,542
Total	$180,086	100.0%	$195,231	$181,121	100.0%	$187,409

For the year ended December 31, 2014, the preceding table includes sub-prime mortgage investments totaling $2,721 million under residential mortgage-backed securities. $2,552 million or 94% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2013, the preceding table includes sub-prime mortgage investments totaling $2,988 million under residential mortgage-backed securities. $2,712 million or 91% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Sub-prime securities are backed by loans that are in the riskiest category of loans and are typically sold in a separate market from prime loans.

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2014	2013
Residential mortgage-backed securities	24.5%	26.0%
U.S. and other governments	11.1	11.4
Manufacturing	10.8	10.2
Asset-backed securities	9.3	9.8
Public utilities	9.3	8.3
Commercial mortgage-backed securities	6.0	6.0
Finance and financial services	5.8	5.8
Oil and gas	5.2	5.2
Services	4.5	4.2
Revenue and special obligations	3.6	3.3
Communications	3.1	3.1
Retail and wholesale trade	1.7	1.8
Transportation	1.4	1.3
Mining	1.3	1.3
Other	1.3	1.2
Real estate investment trusts	1.1	1.1
Total	100.0%	100.0%

At December 31, 2014 and 2013, 93.2% and 93.3%, respectively, of the long-term bond portfolio was comprised of investment grade securities (NAIC 1 and 2).

The following table presents the Company’s carrying value and estimated fair value for the residential mortgage- backed securities portfolio (“RMBS”) at December 31, (in millions):

	2014		2013
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$43,699	$47,262	$46,273	$48,511
2	207	210	377	379
3	81	77	172	153
4	99	95	135	126
5	85	84	116	112
6	16	17	21	23
Total	$44,187	$47,745	$47,094	$49,304

B-110	Statement of Additional Information ■ Intelligent Variable Annuity

continued

With respect to the RMBS in the above table, approximately 99% were rated investment grade (NAIC 1 and 2) at December 31, 2014 and 2013, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in RMBS. Additionally, the Company continues to manage the RMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP No. 43R—Loan-Backed and Structured Securities. Management continues to actively monitor the market, credit and liquidity risk of the RMBS portfolio as an integral component of its overall asset liability management program.

The following table presents the Company’s carrying value and estimated fair value for the commercial mortgage-backed securities (“CMBS”) portfolio at December 31, (in millions):

	2014		2013
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$10,248	$10,623	$9,312	$9,384
2	133	134	271	273
3	111	109	219	212
4	104	96	319	292
5	147	147	469	428
6	74	82	195	232
Total	$10,817	$11,191	$10,785	$10,821

With respect to the CMBS in the above table, approximately 96% and 89% were rated investment grade (NAIC 1 and 2) and approximately 24% and 38% were issued prior to 2006 (based on carrying value) at December 31, 2014 and 2013, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are bonds with a NAIC designation of 6. The statutory carrying value of these investments and related contractual maturity is listed in the following table at December 31, (in millions):

	2014	2013
Due in one year or less	$79	$—
Due after one year through five years	22	68
Due after five years through ten years	25	—
Due after ten years	1	2
Subtotal	127	70
Residential mortgage-backed securities	16	21
Commercial mortgage-backed securities	74	195
Asset-backed securities	54	57
Total	$271	$343

Troubled Debt Restructuring: During 2014, the Company recorded bonds with book values aggregating $48 million through troubled debt restructurings. When restructuring troubled debt, the Company generally accounts for assets at their fair value at the time of restructuring or at the book value of the assets given up if lower. If the fair value is less than the book value of the assets given up, the required write-down is recognized as a realized capital loss.

There were no troubled debt restructurings during 2013.

Exchanges: During 2014 and 2013, the Company also acquired bonds and stocks through exchanges aggregating $1,892 million and $2,623 million, of which approximately $27 million and $18 million were acquired through non-monetary transactions, respectively. When exchanging securities through non-monetary transactions, the Company generally accounts for assets at their fair value with any gains or losses realized at the date of the exchange, unless a SEC Rule 144A security is exchanged for an equivalent unrestricted security. In these instances, the unrestricted security is recorded at the carrying value of the original 144A security.

Intelligent Variable Annuity ■ Statement of Additional Information	B-111

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

The following table represents OTTI on securities with the intent to sell or the inability to retain for the year ended December 31, 2014 (in millions):

	1	2		3
	Amortized	OTTI Recognized in Loss
	Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized 1st Quarter
a. Intent to sell	$370	$79	$(20)	$311
b. Inability to retain	—	—	—	—
Total 1st Quarter	$370	$79	$(20)	$311

OTTI recognized 2nd Quarter
a. Intent to sell	$115	$16	$1	$98
b. Inability to retain	—	—	—	—
Total 2nd Quarter	$115	$16	$1	$98

OTTI recognized 3rd Quarter
a. Intent to sell	$1,588	$40	$3	$1,545
b. Inability to retain	—	—	—	—
Total 3rd Quarter	$1,588	$40	$3	$1,545

OTTI recognized 4th Quarter
a. Intent to sell	$40	$—	$— *	$40
b. Inability to retain	—	—	—	—
Total 4th Quarter	$40	$—	$— *	$40

Annual Aggregate Total		$135	$(16)

*	Aggregate total less than $1 million

The following table represents OTTI on securities with the intent to sell or the inability to retain for the year ended December 31, 2013 (in millions):

	1	2		3
	Amortized	OTTI Recognized in Loss
	Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)

OTTI recognized 1st Quarter	$39	$(4)	$8	$35
a. Intent to sell
b. Inability to retain	—	—	—	—
Total 1st Quarter	$39	$(4)	$8	$35

OTTI recognized 2nd Quarter	$38	$5	$3	$30
a. Intent to sell
b. Inability to retain	—	—	—	—
Total 2nd Quarter	$38	$5	$3	$30

OTTI recognized 3rd Quarter	$160	$19	$(1)	$142
a. Intent to sell
b. Inability to retain	—	—	—	—
Total 3rd Quarter	$160	$19	$(1)	$142

OTTI recognized 4th Quarter	$—	$—	$—	$—
a. Intent to sell
b. Inability to retain	—	—	—	—
Total 4th Quarter	$—	$—	$—	$—

Annual Aggregate Total		$20	$10

B-112	Statement of Additional Information ■ Intelligent Variable Annuity

continued

At December 31, 2014, the Company held loan-backed and structured securities with an OTTI recognized during 2014 where the present value of cash flows expected to be collected is less than the amortized cost.

The following table represents loan-backed and structured securities currently held by the Company that recognized OTTI for the year ended December 31, 2014, (in whole dollars):

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
03762AAB5	$2,734,082	$1,253,400		$(1,480,682)	$1,253,400	$3,519,000	12/31/2014
05948KC98	10,940,826	10,792,340		(148,486)	10,792,340	11,129,103	12/31/2014
126694AG3	17,072,799	16,968,425		(104,374)	16,968,425	20,000,943	12/31/2014
126694TW8	11,988,056	11,832,470		(155,586)	11,832,470	12,734,251	12/31/2014
126694W61	11,690,543	11,617,920		(72,623)	11,617,920	13,725,311	12/31/2014
12669EWY8	2,387,237	2,080,712		(306,525)	2,080,712	3,107,425	12/31/2014
16165TBJ1	5,494,134	5,385,163		(108,971)	5,385,163	6,790,243	12/31/2014
17309YAD9	14,072,641	13,357,782		(714,859)	13,357,782	14,080,741	12/31/2014
32051G2J3	21,150,834	21,036,846		(113,988)	21,036,846	21,362,460	12/31/2014
32051GDA0	3,337,908	3,285,886		(52,022)	3,285,886	3,598,186	12/31/2014
32051GN35	13,669,711	13,554,083		(115,628)	13,554,083	13,638,031	12/31/2014
32051GP41	14,092,595	13,974,165		(118,430)	13,974,165	14,046,468	12/31/2014
32051GUQ6	16,672,788	16,395,549		(277,239)	16,395,549	16,690,807	12/31/2014
32052RAM2	6,849,206	6,778,596		(70,610)	6,778,596	7,422,021	12/31/2014
36185MAJ1	11,404,026	11,011,722		(392,304)	11,011,722	11,425,098	12/31/2014
36185NA91	208,810	154,690		(54,120)	154,690	121,321	12/31/2014
36185NE63	379,817	308,513		(71,304)	308,513	286,006	12/31/2014
36185NW55	338,449	239,920		(98,529)	239,920	229,107	12/31/2014
576434JM7	932,547	460,853		(471,694)	460,853	309,443	12/31/2014
57643MMH4	9,073,706	9,023,008		(50,698)	9,023,008	9,800,138	12/31/2014
76110WUM6	1,221,796	1,176,075		(45,721)	1,176,075	1,331,642	12/31/2014
76111XN90	3,465,113	3,404,157		(60,956)	3,404,157	4,517,192	12/31/2014
126671R73	176,454	73,842		(102,612)	73,842	385,003	12/31/2014
126671R65	1,764,362	184,520		(1,579,842)	184,520	1,284,783	12/31/2014
294751EM0	669,258	176,843		(492,415)	176,843	276,291	12/31/2014
294751DY5	372,316	230,017		(142,299)	230,017	323,585	12/31/2014
75971EAF3	276,375	274,016		(2,359)	274,016	299,550	12/31/2014
362375AD9	8,280,441	8,107,688		(172,753)	8,107,688	8,944,137	12/31/2014
61752JAF7	6,038,214	5,897,359		(140,855)	5,897,359	6,424,892	12/31/2014
76110WRW8	1,780,088	1,726,587		(53,501)	1,726,587	1,718,917	12/31/2014
759950GW2	8,051,708	7,917,453		(134,255)	7,917,453	7,783,105	12/31/2014
294751DX7	2,429,968	1,771,217		(658,751)	1,771,217	1,406,650	12/31/2014
17307GVK1	9,206,717	9,165,625		(41,092)	9,165,625	9,976,977	12/31/2014
76110WUL8	13,963,916	13,728,423		(235,493)	13,728,423	14,099,430	12/31/2014
294751AW2	976,547	937,706		(38,841)	937,706	914,635	12/31/2014
294751EL2	3,126,593	3,036,302		(90,291)	3,036,302	2,605,052	12/31/2014
03927PAF5	1,845,826	1,676,250		(169,576)	1,676,250	250,000	12/31/2014
576434JL9	9,543,859	9,218,243		(325,616)	9,218,243	9,320,853	12/31/2014
12669GU25	2,528,043	2,477,975		(50,068)	2,477,975	2,500,049	12/31/2014
93936HAL0	2,642,577	2,411,144		(231,433)	2,411,144	2,496,575	12/31/2014
02149FAH7	5,477,914	5,243,473		(234,441)	5,243,473	5,717,467	12/31/2014
36185NJ50	616,834	461,505		(155,329)	461,505	329,027	12/31/2014
74951PCY2	215,015	178,463		(36,552)	178,463	216,400	12/31/2014
12667F7D1	14,693,497	14,683,481		(10,016)	14,683,481	15,546,390	12/31/2014
12667GBA0	44,757,414	44,675,681		(81,733)	44,675,681	46,387,922	12/31/2014
16162WNB1	13,719,711	13,694,995		(24,716)	13,694,995	14,515,208	12/31/2014
32051GVL6	14,494,569	14,278,615		(215,954)	14,278,615	14,889,640	12/31/2014
31393YY41	10,102,779	9,764,726		(338,053)	9,764,726	7,963,052	12/31/2014
36185NW48	1,906,503	1,648,001		(258,502)	1,648,001	1,380,507	12/31/2014
02005ACW6	38,769,744	—	[1]	(64,428)	38,705,316	38,705,316	12/31/2014

Intelligent Variable Annuity ■ Statement of Additional Information	B-113

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
201728EG3	$6	$—	[1]	$(4)	$2	$2	12/31/2014
22540A6L7	13,770	—	[1]	(2,568)	11,202	11,202	12/31/2014
22541QEP3	5,803	—	[1]	(5,705)	98	98	12/31/2014
22545LBR9	1,265,646	—	[1]	(25,268)	1,240,378	1,240,378	12/31/2014
361849ER9	2,099	—	[1]	(2,080)	19	19	12/31/2014
617059DK3	37,586	—	[1]	(2,528)	35,058	35,058	12/31/2014
617059EY2	3,767	—	[1]	(3,714)	53	53	12/31/2014
61746WFH8	39,851	—	[1]	(5,894)	33,957	33,957	12/31/2014
61746WFP0	10,460	—	[1]	(10,439)	21	21	12/31/2014
46625MAJ8	3,402	—	[1]	(50)	3,352	3,352	12/31/2014
03762AAB5	4,529,078	2,734,082		(1,794,996)	2,734,082	5,569,000	9/30/2014
03762CAE5	3,165,341	2,489,288		(676,053)	2,489,288	7,102,000	9/30/2014
05948KC98	11,868,584	11,654,122		(214,462)	11,654,122	11,772,046	9/30/2014
059497BB2	6,724,904	6,104,318		(620,586)	6,104,318	6,454,970	9/30/2014
05949CGN0	8,191,602	7,963,979		(227,623)	7,963,979	8,281,758	9/30/2014
126694AG3	17,279,821	16,701,426		(578,395)	16,701,426	19,883,903	9/30/2014
126694TW8	13,144,623	12,855,033		(289,590)	12,855,033	13,961,843	9/30/2014
126694W61	12,826,370	12,429,355		(397,015)	12,429,355	14,293,972	9/30/2014
12669EWY8	3,917,083	2,638,220		(1,278,863)	2,638,220	3,304,113	9/30/2014
16165TBJ1	5,802,365	5,719,012		(83,353)	5,719,012	7,167,121	9/30/2014
17309YAD9	14,575,135	14,379,482		(195,653)	14,379,482	14,708,862	9/30/2014
22608SAD0	2,926,685	2,831,821		(94,864)	2,831,821	2,957,818	9/30/2014
24763LBM1	1,480,652	1,107,880		(372,772)	1,107,880	1,682,244	9/30/2014
32051G2J3	22,266,138	22,152,509		(113,629)	22,152,509	22,834,284	9/30/2014
32051GDA0	3,536,760	3,450,938		(85,822)	3,450,938	3,874,669	9/30/2014
32051GDH5	87,665	42,858		(44,807)	42,858	117,130	9/30/2014
32051GFL4	9,900,629	9,738,230		(162,399)	9,738,230	11,170,398	9/30/2014
32051GN35	14,622,561	14,406,701		(215,860)	14,406,701	14,762,032	9/30/2014
32051GP41	15,077,551	14,852,443		(225,108)	14,852,443	15,204,132	9/30/2014
32051GUQ6	17,433,290	17,310,485		(122,805)	17,310,485	17,706,503	9/30/2014
32052RAM2	7,442,465	7,346,863		(95,602)	7,346,863	7,677,093	9/30/2014
36185MAJ1	12,489,703	11,605,539		(884,164)	11,605,539	11,809,769	9/30/2014
36185NA91	329,817	229,545		(100,272)	229,545	379,347	9/30/2014
36185NE63	455,292	411,639		(43,653)	411,639	482,000	9/30/2014
36185NW55	483,142	374,222		(108,920)	374,222	667,897	9/30/2014
36242DYG2	19,880,329	18,961,793		(918,536)	18,961,793	22,477,436	9/30/2014
52108MEW9	3,549,216	—	[1]	(2,582,117)	967,099	967,099	9/30/2014
52108MEY5	1,865,094	—	[1]	(1,865,094)	—	—	9/30/2014
52108MFA6	1,275,342	—	[1]	(1,275,342)	—	—	9/30/2014
52108MFC2	908,463	—	[1]	(908,463)	—	—	9/30/2014
52108MFE8	959,644	—	[1]	(959,644)	—	—	9/30/2014
52108MFG3	1,015,275	—	[1]	(1,015,275)	—	—	9/30/2014
52108MFJ7	1,075,888	—	[1]	(1,075,888)	—	—	9/30/2014
576434FV1	1,338,640	1,276,562		(62,078)	1,276,562	1,527,435	9/30/2014
576434JM7	1,330,139	944,562		(385,577)	944,562	516,466	9/30/2014
57643LLC8	18,428,389	17,613,142		(815,247)	17,613,142	18,281,350	9/30/2014
57643MMH4	9,481,293	9,405,581		(75,712)	9,405,581	9,967,936	9/30/2014
64352VLY5	26,332,933	25,674,223		(658,710)	25,674,223	28,396,357	9/30/2014
76110WUM6	1,358,580	1,291,448		(67,132)	1,291,448	1,414,719	9/30/2014
76111XN90	3,816,441	3,589,496		(226,945)	3,589,496	4,868,561	9/30/2014
929766MZ3	6,042,550	5,305,554		(736,996)	5,305,554	6,104,226	9/30/2014
02005ACW6	98,979,334	—	[1]	(563,830)	98,415,504	98,415,504	9/30/2014
05377RAV6	10,452,964	—	[1]	(70,152)	10,382,812	10,382,812	9/30/2014
126802CL9	99,943,894	—	[1]	(3,026,694)	96,917,200	96,917,200	9/30/2014
201728EG3	7	—	[1]	(2)	5	5	9/30/2014

B-114	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
22540A6L7	$13,853	$—	[1]	$(531)	$13,322	$13,322	9/30/2014
22541QEP3	7,497	—	[1]	(7,350)	147	147	9/30/2014
22545LBR9	1,468,656	—	[1]	(12,004)	1,456,652	1,456,652	9/30/2014
23321PF60	3,346	—	[1]	(2,674)	672	672	9/30/2014
25755TAC4	5,161,723	—	[1]	(57,960)	5,103,763	5,103,763	9/30/2014
34528QCJ1	149,984,706	—	[1]	(3,494,472)	146,490,234	146,490,234	9/30/2014
36159JCV1	149,968,133	—	[1]	(917,333)	149,050,800	149,050,800	9/30/2014
361849ER9	2,164	—	[1]	(2,138)	26	26	9/30/2014
42805RBN8	89,968,639	—	[1]	(1,304,509)	88,664,130	88,664,130	9/30/2014
59022HFC1	36,104	—	[1]	(158)	35,946	35,946	9/30/2014
617059DK3	44,769	—	[1]	(3,128)	41,641	41,641	9/30/2014
617059EY2	6,188	—	[1]	(5,941)	247	247	9/30/2014
61745M3Q4	5,223,968	—	[1]	(302,120)	4,921,848	4,921,848	9/30/2014
61746WFH8	42,866	—	[1]	(2,138)	40,728	40,728	9/30/2014
61746WFP0	17,950	—	[1]	(5,702)	12,248	12,248	9/30/2014
05948KC98	12,582,295	12,571,706		(10,589)	12,571,706	12,474,597	6/30/2014
05949AMP2	99,094	—		(99,094)	—	230,364	6/30/2014
126378AG3	6,440,482	6,346,434		(94,048)	6,346,434	7,428,517	6/30/2014
126378AH1	7,107,908	7,016,876		(91,032)	7,016,876	8,137,805	6/30/2014
126671R65	1,928,222	1,764,362		(163,860)	1,764,362	1,323,620	6/30/2014
126694AG3	18,412,171	16,894,385		(1,517,786)	16,894,385	19,694,981	6/30/2014
126694JS8	18,370,035	18,284,559		(85,476)	18,284,559	19,647,444	6/30/2014
12669EWY8	5,649,867	4,088,704		(1,561,163)	4,088,704	3,444,154	6/30/2014
24763LBM1	1,601,513	1,548,965		(52,548)	1,548,965	1,775,412	6/30/2014
294751DY5	468,236	405,713		(62,523)	405,713	385,915	6/30/2014
32051GDA0	3,838,339	3,652,315		(186,024)	3,652,315	4,043,836	6/30/2014
32051GFL4	5,306,039	5,304,901		(1,138)	5,304,901	5,422,700	6/30/2014
32051GN35	16,485,608	16,252,269		(233,339)	16,252,269	16,641,334	6/30/2014
32051GP41	17,066,960	16,756,964		(309,996)	16,756,964	17,021,626	6/30/2014
36185NW55	555,936	511,119		(44,817)	511,119	709,372	6/30/2014
362375AD9	8,836,448	8,656,129		(180,319)	8,656,129	9,401,629	6/30/2014
58550PAB2	802,032	437,037		(364,995)	437,037	722,547	6/30/2014
58550PAC0	284,557	62,995		(221,562)	62,995	82,513	6/30/2014
74951PCY2	269,772	238,110		(31,662)	238,110	252,746	6/30/2014
75971EAF3	288,431	285,050		(3,381)	285,050	316,216	6/30/2014
759950GW2	8,171,897	8,141,064		(30,833)	8,141,064	8,068,951	6/30/2014
76111XN90	4,086,665	3,980,226		(106,439)	3,980,226	5,002,848	6/30/2014
76113GAB4	2,107	1,124		(983)	1,124	1,246	6/30/2014
86359BFF3	7,932,124	7,748,549		(183,575)	7,748,549	5,838,646	6/30/2014
94984AAG5	8,078,314	8,059,133		(19,181)	8,059,133	9,037,380	6/30/2014
07383FV54	399,485	—	[1]	(123,918)	275,567	275,567	6/30/2014
07401DBD2	3,141,692	—	[1]	(161,585)	2,980,107	2,980,107	6/30/2014
20047NAK8	158,584	—	[1]	(32,294)	126,290	126,290	6/30/2014
201728EG3	3,482	—	[1]	(3,457)	25	25	6/30/2014
201730AJ7	101,123	—	[1]	(3,566)	97,557	97,557	6/30/2014
22540A6L7	18,888	—	[1]	(3,169)	15,719	15,719	6/30/2014
22545LBR9	1,785,050	—	[1]	(23,172)	1,761,878	1,761,878	6/30/2014
23321PF60	22,357	—	[1]	(5,521)	16,836	16,836	6/30/2014
361849ER9	11,341	—	[1]	(9,114)	2,227	2,227	6/30/2014
36228CTQ6	20,992	—	[1]	(607)	20,385	20,385	6/30/2014
36828QKZ8	568,168	—	[1]	(122,381)	445,787	445,787	6/30/2014
46625MAJ8	20,165	—	[1]	(14,434)	5,731	5,731	6/30/2014
46625MQ85	74,315	—	[1]	(58,455)	15,860	15,860	6/30/2014
52108HN67	95,141	—	[1]	(29,304)	65,837	65,837	6/30/2014
59022HEL2	192,010	—	[1]	(31,315)	160,695	160,695	6/30/2014
59022HFC1	144,336	—	[1]	(80,023)	64,313	64,313	6/30/2014
617059DK3	57,771	—	[1]	(9,452)	48,319	48,319	6/30/2014

Intelligent Variable Annuity ■ Statement of Additional Information	B-115

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
617059EY2	$52,396	$—	[1]	$(28,756)	$23,640	$23,640	6/30/2014
61746WHJ2	43,199	—	[1]	(18,004)	25,195	25,195	6/30/2014
05947U4M7	4,973,360	—	[1]	(15,541)	4,957,819	4,957,819	3/31/2014
05947U4N5	2,482,819	—	[1]	(159,203)	2,323,616	2,323,616	3/31/2014
05947U6C7	19,138,935	—	[1]	(3,078,699)	16,060,236	16,060,236	3/31/2014
05947U7R3	4,425,033	—	[1]	(80,272)	4,344,761	4,344,761	3/31/2014
05947U7S1	2,900,737	—	[1]	(243,381)	2,657,356	2,657,356	3/31/2014
05947UVU9	2,000,000	—	[1]	(102,832)	1,897,168	1,897,168	3/31/2014
059497BB2	7,703,536	6,851,430		(852,106)	6,851,430	7,509,875	3/31/2014
07387BFY4	9,897,276	—	[1]	(928,755)	8,968,521	8,968,521	3/31/2014
07388YAS1	14,665,285	—	[1]	(1,476,006)	13,189,279	13,189,279	3/31/2014
073945AL1	3,372,231	—	[1]	(218,243)	3,153,988	3,153,988	3/31/2014
1248RHAA5	1,829,015	1,605,061		(223,954)	1,605,061	1,908,298	3/31/2014
126171AQ0	2,922,289	—	[1]	(72,289)	2,850,000	2,850,000	3/31/2014
12669EWY8	5,783,207	5,696,546		(86,661)	5,696,546	5,446,870	3/31/2014
17307G4H8	1,125,217	1,024,603		(100,614)	1,024,603	1,274,713	3/31/2014
17309YAD9	15,065,673	15,027,436		(38,237)	15,027,436	14,042,824	3/31/2014
22541SL97	6,958,000	—	[1]	(9,800)	6,948,200	6,948,200	3/31/2014
22541SM21	2,000,000	—	[1]	(216,040)	1,783,960	1,783,960	3/31/2014
225458DT2	2,347,823	2,041,077		(306,746)	2,041,077	2,354,811	3/31/2014
24763LBM1	1,817,293	1,688,467		(128,826)	1,688,467	1,859,456	3/31/2014
294751BQ4	1,016,945	813,950		(202,995)	813,950	847,743	3/31/2014
294751BY7	1,690,612	1,431,997		(258,615)	1,431,997	1,802,805	3/31/2014
294751DY5	767,695	483,770		(283,925)	483,770	382,408	3/31/2014
36185NW55	700,117	623,979		(76,138)	623,979	798,632	3/31/2014
576434MC5	2,720,747	2,503,490		(217,257)	2,503,490	2,509,730	3/31/2014
61745M2N2	1,000,453	—	[1]	(87,769)	912,684	912,684	3/31/2014
61749MAC3	2,758,690	2,725,598		(33,092)	2,725,598	5,143,814	3/31/2014
69348HBT4	3,328,116	—	[1]	(383,982)	2,944,134	2,944,134	3/31/2014
759950GW2	8,387,599	8,215,136		(172,463)	8,215,136	8,025,985	3/31/2014
76113GAB4	24,499	3,730		(20,769)	3,730	13,564	3/31/2014
87246AAN8	12,061,177	—	[1]	(5,998,221)	6,062,956	6,062,956	3/31/2014
929766MZ3	6,301,000	6,098,624		(202,376)	6,098,624	3,780,600	3/31/2014
Total				$(66,350,930)

¹	Impairment based on fair value.

Other Disclosures: During 2014 and 2013, the Company acquired common stocks from other long term private equity fund investment distributions totaling $39 million and $51 million, respectively.

At December 31, 2014 and 2013, the carrying amount of restricted unaffiliated common stock was $377 million and $494 million, respectively. At December 31, 2014 and 2013, the Company held restricted preferred stock of $0 and $5 million, respectively. The restrictions include share sales, private sales, general partner approval for sale, and contractual restrictions.

At December 31, 2014 and 2013, the carrying amount of bonds and stocks denominated in a foreign currency was $3,247 million and $3,394 million, respectively. Of the total bonds denominated in foreign currency, $1,895 million and $1,817 million at December 31, 2014 and 2013, respectively, represent amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

The following table represents structured notes as of December 31, 2014 (in millions):

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
128990KK3	$14	$14	$14	No
30256YAA1	73	75	73	No
478373AA1	8	8	8	No
X77765AA7	4	5	4	No
Total	$99	$102	$99

B-116	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgage loans originated during 2014 ranged from 3.00% to 5.20% and from 3.49% to 4.99% for 2013. The coupon rates for mezzanine mortgage loans originated during 2014 ranged from 5.25% to 5.38% and from 5.00% to 6.25% for 2013. The coupon rates for residential mortgage loans purchased during 2014 ranged from 3.75% to 4.50%.

The maximum percentage of any one loan to the value of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 99.40% and 70.00% for commercial loans for the years ended December 31, 2014 and 2013, respectively. In 2014, there was one loan issued with a loan to value of 99.40% with a value of $13 million at December 31, 2014. The loan is a full recourse construction loan. The maximum percentage for mezzanine loans during 2014 was 73.70% and for residential loans was 80.00%.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2014 and 2013 have been written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale are written down to the current fair value of the loan. For impaired mortgage loans where the impairments were deemed to be temporary, an allowance for credit losses has been established.

The following table provides information on impaired loans classified as “Commercial—All Other” with or without allowance for credit losses as of December 31, (in millions):

	Commercial – All Other
	2014	2013	2012
With Allowance for Credit Losses	$—	$—	$—
No Allowance for Credit Losses	$159	$202	$206

The following table provides information for investment in impaired loans classified as “Commercial—All Other” as of December 31, (in millions):

	Commercial – All Other
	2014	2013	2012
Average Recorded Investment	$53	$34	$34
Interest Income Recognized	$10	$14	$14
Recorded Investments on Nonaccrual Status	$—	$—	$—
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	$10	$14	$14

The Company had no allowance for credit losses for the three years ended December 31, 2014, 2013 and 2012, respectively.

For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan–to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually.

For the agricultural mortgage loan, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are updated quarterly.

For the residential mortgage loans, the primary credit quality is defined by performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or in non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

Credit quality

The credit quality of residential, commercial and agricultural mortgage loans held-for-investment, were as follows (dollars in millions):

Residential credit quality

	Recorded Investment—Residential
Performance Indicators	December 31, 2014	% of Total	December 31, 2013	% of Total
Performing	$86	100%	$—	—%
Non-performing	—	—	—	—
Total	$86	100%	$—	—%

Intelligent Variable Annuity ■ Statement of Additional Information	B-117

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Commercial and agriculture credit quality

	Recorded Investment—Commercial
	Loan-to-value Ratios
	> 90%	81%—90%	70%—80%	< 70%	Total	% of Total
December 31, 2014
Debt Service Coverage Ratios:
Greater than 1.20x	$—	$20	$173	$14,109	$14,302	91.8%
1.05x—1.20x	—	39	55	508	602	3.9
Less than 1.05x	—	—	181	187	368	2.4
Agriculture	—	—	—	265	265	1.7
Construction	40	—	—	—	40	0.2
Total	$40	$59	$409	$15,069	$15,577	100.0%

December 31, 2013
Debt Service Coverage Ratios:
Greater than 1.20x	$26	$20	$641	$11,955	$12,642	88.4%
1.05x—1.20x	—	—	141	553	694	4.9
Less than 1.05x	42	17	183	262	504	3.5
Agriculture	—	—	—	265	265	1.9
Construction	188	—	—	—	188	1.3
Total	$256	$37	$965	$13,035	$14,293	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans (dollars in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured		All Other	Mezzanine	Total
December 31, 2014
Recorded Investment
Current	$265	$—	$86		$—	$14,652	$660	$15,663
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Recorded Investment	$—	$—	$—		$—	$—	$—	$—
Number of Loans	—	—	—		—	—	—	—
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Interest Reduced
Recorded Investment	$—	$—	$—		$—	$38	$—	$38
Number of Loans	—	—	—		—	1	—	1
Percent Reduced	—	—	—		—	1.64%	—	1.64%

December 31, 2013
Recorded Investment
During 2013	$265	$—	$—		$—	$13,543	$485	$14,293
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Recorded Investment	$—	$—	$—		$—	$—	$—	$—
Number of Loans	—	—	—		—	—	—	—
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Interest Reduced
Recorded Investment	$—	$—	$—		$—	$—	$—	$—
Number of Loans	—	—	—		—	—	—	—
Percent Reduced	—	—	—		—	—	—	—

December 31, 2012
Recorded Investment
During 2012	$265	$—	$—	$		$12,511	$225	$13,001
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Recorded Investment	$—	$—	$—		$—	$—	$—	$—
Number of Loans	—	—	—		—	—	—	—
Interest Accrued	$—	$—	$—		$—	$—	$—	$—
Interest Reduced
Recorded Investment	$—	$—	$—		$—	$363	$—	$363
Number of Loans	—	—	—		—	3	—	3
Percent Reduced	—	—	—		—	0.86%	—	0.86%

B-118	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution (dollars in millions):

	Mortgage Loans by Property Type (Commercial and Residential)
	December 31, 2014		December 31, 2013
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$5,841	37.5%	$4,774	33.5%
Shopping centers	4,923	31.5	4,854	34.1
Apartments	1,971	12.6	1,825	12.8
Industrial buildings	1,674	10.7	2,068	14.5
Mixed use	690	4.4	259	1.8
Land	265	1.7	265	1.9
Hotel	124	0.8	161	1.1
Other	39	0.2	40	0.3
Residential	86	0.6	—	—
Total	$15,613	100.0%	$14,246	100.0%

	Residential Mortgage Loans by Geographic Distribution
	December 31, 2014
	Carrying Value	% of Total
Pacific	$32	37.2%
Middle Atlantic	15	17.4
New England	14	16.3
South Atlantic	10	11.6
South Central	9	10.5
North Central	4	4.7
Mountain	2	2.3
Total	$86	100.0%

	Commercial Mortgage Loans by Geographic Distribution
	December 31, 2014		December 31, 2013
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$3,629	23.4%	$3,389	23.7%
South Atlantic	3,416	22.0	3,202	22.5
South Central	2,789	18.0	2,486	17.5
Middle Atlantic	2,731	17.6	2,848	20.0
North Central	1,508	9.7	1,223	8.6
New England	514	3.3	263	1.8
Other	473	3.0	313	2.2
Mountain	467	3.0	522	3.7
Total	$15,527	100.0%	$14,246	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

Pacific states are AK, CA, HI, OR and WA

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Middle Atlantic states are PA, NJ and NY

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY

Other comprises investments in Australia, Canada and United Kingdom.

At December 31, 2014 and 2013, approximately 14.2% and 16.9% of the mortgage loan portfolio, respectively, was invested in California and is included in the Pacific region shown above.

Intelligent Variable Annuity ■ Statement of Additional Information	B-119

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, 2014 and 2013, approximately 16.4% and 15.9% of the mortgage loan portfolio, respectively, was invested in Texas and is included in the South Central region shown above.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans were as follows (dollars in millions):

	2014		2013
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$1,117	7.2%	$801	5.6%
Due after one year through five years	3,604	23.1	4,938	34.7
Due after five years through ten years	7,811	50.0	5,893	41.4
Due after ten years	3,081	19.7	2,614	18.3
Total	$15,613	100.0%	$14,246	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2014 or 2013. When restructuring mortgage loans, the Company generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more than 180 days past due at December 31, 2014 or 2013.

During 2014, the Company reduced interest rates on one outstanding commercial loan. The loan modification occurred on May 23, 2014. The loan modification included a rate change from 5.64% to 4.00% and a maturity change from June 1, 2014 to June 1, 2016. The recorded investment excluding accrued interest of this loan was $38 million at December 31, 2014.

During 2013, the Company did not reduce interest rates on any outstanding commercial loans.

The Company did not have any taxes, assessments or amounts advanced that were not included in the mortgage loan totals for the years ended December 31, 2014 and 2013.

The Company has no reverse mortgages as of December 31, 2014 or 2013.

Mortgage loans of $178 million and $182 million at December 31, 2014 and 2013, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

For the years ended December 31, 2014 and 2013, the carrying values of mortgage loans denominated in foreign currency were $473 million and $313 million, respectively.

The Company does not hold sub-prime mortgages in the commercial mortgage loan portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5—real estate

At December 31, 2014 and 2013, the Company’s directly owned real estate investments of $1,966 million and $1,812 million, respectively, were carried net of third party mortgage encumbrances. There were no third party mortgage encumbrances as of December 31, 2014 and 2013.

The carrying values of the directly owned real estate portfolio were diversified by property type and geographic region at December 31 as follows (dollars in millions):

	Directly Owned Real Estate by Property Type
	2014		2013
	Carrying Value	% of Total	Carrying Value	% of Total
Industrial buildings	$785	39.9%	$639	35.3%
Office buildings	696	35.4	696	38.4
Mixed-use projects	183	9.3	188	10.4
Apartments	157	8.0	160	8.8
Retail	130	6.6	112	6.2
Land under development	15	0.8	17	0.9
Total	$1,966	100.0%	$1,812	100.0%

B-120	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	Directly Owned Real Estate by Geographic Region
	2014		2013
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,065	54.2%	$971	53.6%
South Atlantic	726	36.9	683	37.7
Middle Atlantic	96	4.9	96	5.3
South Central	60	3.0	62	3.4
North Central	19	1.0	—	—
Total	$1,966	100.0%	$1,812	100.0%

At December 31, 2014 and 2013, approximately 34.8% and 32.5% of the real estate portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2014 and 2013, approximately 15.0% and 16.4% of the real estate portfolio, respectively, was invested in Virginia and is included in the South Atlantic region shown above.

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

OTTI for directly owned real estate investments for the years ended December 31, 2014, 2013 and 2012 was $0, $0 and $17 million, respectively, and these amounts are included in the impairment table in Note 9. The OTTI during 2012 was for directly owned industrial properties in the states of Illinois and Texas and directly owned land in the State of Georgia. $13 million of OTTI during 2012 was a result of the Company’s intent to sell. The impairments were a result of unfavorable market conditions.

As of December 31, 2014 and 2013, the Company had no real estate investments classified as held for sale. For the year ended December 31, 2014, the Company recognized a net realized loss of $1 million on real estate sold in prior year. For the year ended December 31, 2013, the Company recognized a net realized gain on real estate sold of $30 million. The (losses) gains are included in net realized capital gains (losses) in the statutory-basis statements of operations.

Depreciation expense on directly owned real estate investments for the years ended December 31, 2014, 2013 and 2012, was $50 million, $51 million and $53 million, respectively. The amount of accumulated depreciation at December 31, 2014, 2013 and 2012 was $412 million, $362 million and $337 million, respectively.

There were no real estate properties acquired via the assumption or in satisfaction of debt during 2014, 2013 or 2012.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

As of December 31, 2014, the Company does not have any low income housing tax credits.

Note 6—subsidiaries and affiliates

The Company holds interests in certain subsidiaries and affiliates that are primarily involved in the ownership and management of investments for the Company. The carrying value, OTTI and net investment income of investment subsidiaries and affiliates at December 31 are shown below (in millions):

	2014	2013	2012
Net carrying value of investment subsidiaries and affiliates
Reported as common stock	$635	$633	$1,517
Reported as other long-term investments	12,487	10,884	8,915
Total net carrying value	$13,122	$11,517	$10,432

OTTI	$—	$7	$9
Net investment income (distributed from investment subsidiaries and affiliates)	$605	$589	$460

Intelligent Variable Annuity ■ Statement of Additional Information	B-121

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The larger investment subsidiaries and affiliates, included in the above table, are T-C GA RE Holdings, LLC, TIAA Global Public Investments, LLC, Covariance Capital Management Series, LLC, TIAA Oil & Gas Investments, LLC, Ceres Agricultural Properties, LLC, TIAA Super Regional Mall Member Sub LLC, Infra Alpha LLC and ND Properties, Inc.

The carrying value, OTTI and net investment income of operating subsidiaries and affiliates at December 31 are shown below (in millions):

	2014	2013	2012
Net carrying value of operating subsidiaries and affiliates
Reported as common stock	$923	$814	$695
Reported as other long-term investments	6,085	1,119	808
Total net carrying value	$7,008	$1,933	$1,503

OTTI	$290	$138	$75
Net investment income (distributed from operating subsidiaries and affiliates)	$3	$7	$1

The Company’s operating subsidiaries and affiliates primarily consist of:, TIAA Asset Management, LLC, TIAA Global Ag Holdco, LLC, TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), TCT Holdings, Inc., Oleum Holding Company, Inc., TIAA-CREF Individual & Institutional Services, LLC, TIAA Emerging Markets Debt Fund, and Active Extension Fund III, LLC.

The 2014 and 2013 OTTI relates to a decline in the fair value of subsidiaries and affiliates for which the carrying value is not expected to recover. Fair value of subsidiaries and affiliates is generally determined using the net asset value of the underlying financial statements at the measurement date.

The Company held bonds of affiliates at December 31, 2014 and 2013 for $1,895 million and $1,817 million, respectively. Of these affiliated bonds, 87% and 100% were issued by ND Properties, Inc. at December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, no investment in a subsidiary or affiliate exceeded 10% of the Company’s admitted assets and the Company does not have any investment in foreign insurance subsidiaries. For the years ended December 31, 2014, 2013 and 2012, the Company did not have any related party transactions which exceeded one-half of 1% of the Company’s admitted assets.

As of December 31, 2014 and December 31, 2013, the net amount due from subsidiaries and affiliates was $154 million and $235 million, respectively. The net amounts due are generally settled on a daily basis except for TIAA Realty, Inc., ND Properties, Inc., Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Tuition Financing, Inc. (“TFI”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), and TIAA-CREF Asset Management LLC which are settled monthly.

The Company discloses contingencies and guarantees related to subsidiaries and affiliates in Note 22.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach. The financial statements for the downstream non-insurance holding companies listed in the table below are not audited and the Company has limited the value of its investment in these noninsurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

The following table summarizes the Company’s carrying value in each such downstream non-insurance holding company as of December 31, (in millions):

Subsidiary	2014	2013
TIAA Asset Management, LLC*	$4,751	$—
TIAA Oil & Gas Investments, LLC	1,051	910
TIAA Global Ag Holdco, LLC	823	525
TIAA Super Regional Mall Member Sub LLC	636	430
Infra Alpha LLC	616	637
Occator Agricultural Properties, LLC	449	417
Dionysus Properties, LLC	327	373
Mansilla Participacoes Ltda	294	317
TIAA Infrastructure Investments, LLC	238	171
T-C 685 Third Avenue Member LLC	131	121

B-122	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Subsidiary	2014	2013
Broadleaf Timberland Investments, LLC	100	30
T-C JK I LLC	91	—
T-C HV Member LLC	89	—
T-C JK II LLC	88	—
TIAA-Stonepeak Investments I, LLC	79	44
TIAA SynGas, LLC	65	22
TIAA GTR Holdco, LLC	42	11
New Fetter Lane Ltd	42	—
T-C SMA II, LLC	41	29
T-C SBMC Joint Venture, LLC	36	60
Almond Processors, LLC	21	21
T-C Europe, LP	19	—
FCP-ASC Holdings, LLC	13	—
T-C SMA III, LLC	5	8
TIAA-CREF LPHC, LLC	2	2
730 Texas Forest Holdings, Inc.	1	1
TIAA-CREF Asset Management LLC**	—	122
TIAA-CREF Redwood, LLC	—	26
Total	$10,050	$4,277

*	TIAA Asset Management, LLC (“TAM”) was formed on July 17, 2014 and is a wholly-owned subsidiary of the Company. On October 1, 2014, a newly formed wholly-owned subsidiary of TAM, TIAA Asset Management Finance Company, LLC (“TAMF”), indirectly acquired 100% of the equity interests in Nuveen Investments Inc. (“Nuveen”) from an investor group led by Madison Dearborn Partners for an enterprise value of approximately $6.25 billion, inclusive of Nuveen’s outstanding debt (the “Acquisition”). In connection with the transaction, Nuveen’s outstanding term loans, totaling approximately $3.1 billion, were repaid in full. Also, at the time of closing, Nuveen’s senior secured notes, totaling approximately $1.4 billion in principal amount, remained outstanding. The Acquisition was financed using a combination of debt and equity. On September 18, 2014, the Company issued an aggregate of $2.0 billion in surplus notes, the proceeds of which were used to fund a portion of the acquisition price and for general corporate purposes.

On October 30, 2014, TAMF issued senior unsecured notes in an aggregate principal amount of $2.0 billion. The proceeds of these notes were used, to redeem in full Nuveen’s senior secured notes on November 7 and November 10, 2014, and to repay an intercompany advance equal to $382 million from TIAA to TAMF, which was advanced in connection with the Acquisition.

**	TIAA-CREF Asset Management LLC – on December 1, 2014 the subsidiary was contributed to TAM, becoming a directly owned subsidiary of TAM.

Note 7—other long-term investments

The components of the Company’s carrying value in other long-term investments at December 31 were (in millions):

	2014	2013
Unaffiliated other invested assets	$7,416	$7,966
Affiliated other invested assets	18,573	12,003
Other long-term assets	29	90
Total other long-term investments	$26,018	$20,059

As of December 31, 2014, unaffiliated other invested assets of $7,416 million includes $6,858 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $558 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2014, affiliated other invested assets of $18,573 million includes investments in securities related holdings of $3,733 million, investments in agriculture and timber related holdings of $3,415 million, investments in real estate related holdings of $4,104 million and investments in energy and infrastructure of $2,167 million. The remaining $5,154 million of affiliated other invested assets represents other operating subsidiaries and affiliates, $4,751 million is attributed to TIAA Asset Management, LLC which was formed on July 17, 2014 for the Company’s acquisition of Nuveen Investments Inc.

As of December 31, 2013, unaffiliated other invested assets of $7,966 million includes $7,403 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $563 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2013, affiliated other invested assets of $12,003 million includes investments in securities related holdings of $3,680 million, investments in agriculture and timber related holdings of $3,152 million, investments in real estate related holdings of $2,761 million and investments in energy and infrastructure of $1,891 million. The remaining $519 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

Intelligent Variable Annuity ■ Statement of Additional Information	B-123

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

For the years ended December 31, 2014, 2013 and 2012, OTTI in other long-term investments for which the carrying value is not expected to be recovered were $302 million, $178 million and $129 million, respectively.

For the years ended December 31, 2014 and 2013, other long-term investments denominated in foreign currency were $1,428 million and $1,700 million, respectively.

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2014, is shown below by asset category (in millions):

	2015	2016	In later years	Total Commitments
Bonds	$575	$9	$80	$664
Stocks	41	7	3	51
Mortgage loans	646	62	—	708
Real Estate	66	90	—	156
Other long-term investments	1,143	1,229	2,089	4,461
Total	$2,471	$1,397	$2,172	$6,040

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate commitments and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long-term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2014	2013	2012
Bonds	$9,050	$9,206	$9,391
Stocks	34	61	82
Mortgage loans	787	772	796
Real Estate	219	203	244
Derivatives	10	(8)	23
Other long-term investments	1,526	1,430	960
Cash, cash equivalents and short-term investments	2	7	3
Total gross investment income	11,628	11,671	11,499
Less investment expenses	(557)	(542)	(574)
Net investment income before amortization of IMR	11,071	11,129	10,925
Plus amortization of IMR	182	145	117
Net investment income	$11,253	$11,274	$11,042

The total due and accrued income excluded from net income was $0 for the year ended December 31, 2014 and $1 million for the years ended December 31, 2013 and 2012.

Future minimum rental income expected to be received over the next five years under existing real estate leases in effect as of December 31, 2014 (in millions):

	2015	2016	2017	2018	2019	Total
Future rental income	$127	$118	$105	$89	$69	$508

B-124	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31 were as follows (in millions):

	2014	2013	2012
Bonds	$78	$604	$163
Stocks	(135)	(50)	89
Mortgage loans	22	—	13
Real estate	(1)	30	68
Derivatives	(19)	(24)	(61)
Other long-term investments	(291)	(115)	(122)
Cash, cash equivalents and short-term investments	(26)	(121)	9
Total before capital gains taxes and transfers to IMR	(372)	324	159
Transfers to IMR	(5)	(741)	(575)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(377)	$(417)	$(416)

Gross gains on long-term bonds of $405 million, $948 million and $917 million and gross losses on long-term bonds, excluding impairments considered to be other-than-temporary, of $130 million, $74 million and $155 million were realized during 2014, 2013 and 2012, respectively.

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31, (in millions):

	2014	2013	2012
Other-than-temporary impairments:
Bonds	$223	$281	$643
Stocks	158	77	52
Mortgage loans	—	—	13
Real estate	—	—	17
Derivatives	—	—	8
Other long-term investments	302	178	129
Total	$683	$536	$862

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2014, 2013 and 2012 were $8,544 million, $8,949 million and $11,211 million, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated cases in the course of asset management activities, a security may be sold and repurchased in whole or in part within thirty days of the sale. There were no securities with a NAIC designation of 3 or below, or unrated, that were sold and reacquired within 30 days of the sale date during 2014, 2013 and 2012.

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) in investments, resulting in a net increase (decrease) in the carrying value of investments for the years ended December 31 were as follows (in millions):

	2014	2013	2012
Bonds	$(245)	$138	$172
Stocks	108	123	18
Mortgage loans	(33)	(21)	(13)
Derivatives	347	(9)	(109)
Other long-term investments	160	962	422
Total	$337	$1,193	$490

Intelligent Variable Annuity ■ Statement of Additional Information	B-125

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Note 10—securitizations

When the Company sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities (“SPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs during 2014 or 2013. Teachers Advisors, Inc. (“Advisors”), an indirect subsidiary of TIAA, provides investment advisory services for most assets previously securitized by the Company.

The following sensitivity analysis represents changes in the fair value of the securitized assets. The following table as of December 31, 2014 summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2001 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2001	Bonds	$1	$4	(a)	$—	$—
2007	Mortgages	13	19	(b)	1	3
	Total	$14	$23		$1	$3

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2014 was as follows:

a)	The retained interests securitized in 2001 were valued using an independent third-party pricing service. The third-party pricing levels imply a yield rate of 3.94%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

b)	The retained interests securitized in 2007 were valued using an independent third-party pricing service. The third-party pricing levels implied yields for the securities ranging from 7.09% to 36.54%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

B-126	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2014 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$195,231	$180,086	$—	$191,214	$4,017	$—
Common Stock	1,345	1,345	814	4	527	—
Preferred Stock	121	100	16	37	68	—
Mortgage Loans	16,621	15,613	—	—	16,621	—
Derivatives	236	218	—	225	11	—
Contract Loans	1,555	1,555	—	—	1,555	—
Separate Accounts	26,535	26,531	8,141	4,130	14,264	—
Cash, Cash Equivalents and Short Term Investments	1,542	1,542	1,023	519	—	—
Total	$243,186	$226,990	$9,994	$196,129	$37,063	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$949	$949	$—	$—	$949	$—
Separate account	26,522	26,522	—	—	26,522	—
Derivatives	143	123	—	143	—	—
Total	$27,614	$27,594	$—	$143	$27,471	$—

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2013 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$187,409	$181,121	$—	$182,835	$4,574	$—
Common Stock	1,228	1,228	663	33	532	—
Preferred Stock	88	48	42	23	23	—
Mortgage Loans	14,823	14,246	—	—	14,823	—
Derivatives	83	60	—	68	15	—
Contract Loans	1,466	1,466	—	—	1,466	—
Separate Accounts	22,349	22,348	6,615	3,344	12,390	—
Cash, Cash Equivalents and Short Term Investments	1,362	1,362	1,078	284	—	—
Total	$228,808	$221,879	$8,398	$186,587	$33,823	$—

(in millions)	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$853	$853	$—	$—	$853	$—
Separate account	22,343	22,343	—	—	22,343	—
Derivatives	330	311	—	330	—	—
Total	$23,526	$23,507	$—	$330	$23,196	$—

Intelligent Variable Annuity ■ Statement of Additional Information	B-127

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2014 and 2013. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Assets and liabilities measured and reported at fair value

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2014
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$95	$15	$110
Total Bonds	$—	$95	$15	$110
Common Stock
Industrial and Miscellaneous	$814	$4	$527	$1,345
Total Common Stocks	$814	$4	$527	$1,345
Total Preferred Stocks	$—	$—	$—	$—
Derivatives:
Foreign Exchange Contracts	$—	$199	$—	$199
Interest Rate Contracts	—	17	—	17
Credit Default Swaps	—	—	—	—
Total Derivatives	$—	$216	$—	$216
Separate Accounts assets, net	$8,124	$3,831	$14,264	$26,219
Total assets at fair value	$8,938	$4,146	$14,806	$27,890

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$51	$—	$51
Interest Rate Contracts	—	—	—	—
Credit Default Swaps	—	22	—	22
Total liabilities at fair value	$—	$73	$—	$73

B-128	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2013
(in millions)	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$176	$116	$292
Total Bonds	$—	$176	$116	$292
Common Stock
Industrial and Miscellaneous	$663	$33	$532	$1,228
Total Common Stocks	$663	$33	$532	$1,228
Total Preferred Stocks	$—	$—	$3	$3
Derivatives:
Foreign Exchange Contracts	$—	$36	$—	$36
Interest Rate Contracts	—	19	—	19
Credit Default Swaps	—	2	—	2
Total Derivatives	$—	$57	$—	$57
Separate Accounts assets, net	$6,605	$3,120	$12,390	$22,115
Total assets at fair value	$7,268	$3,386	$13,041	$23,695

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$200	$—	$200
Interest Rate Contracts	—	1	—	1
Credit Default Swaps	—	30	—	30
Total liabilities at fair value	$—	$231	$—	$231

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange listed equities and public real estate investment trusts.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Intelligent Variable Annuity ■ Statement of Additional Information	B-129

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

As of December 31, 2014, the Company transferred a small denomination of common stock from Level 2 to Level 1 due to changes in the availability of quoted prices in active markets for identical assets at the quarterly measurement dates throughout the year. There were no transfers of common stock between Level 1 and Level 2 during 2013.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2014 (in millions):

	Beginning Balance at 01/01/2014	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2014
Bonds	$116	$—		$(96)[a]	$(14)	$52	$—	$(37)	$(6)	$15
Common Stock	532	41	[b]	—	(86)	51	3	—	(14)	527
Preferred Stock	3	—		(3)	—	—	—	—	—	—
Separate Account	12,390	—		—	(18)	1,278	1,543	(976)	47	14,264
Total	$13,041	$41		$(99)	$(118)	$1,381	$1,546	$(1,013)	$27	$14,806

(a)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2014.
(b)	The Company transferred common stocks into Level 3 due to the significance of unobservable market data used in the valuation of these securities.
The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2013 (in millions):

	Beginning Balance at 01/01/2013	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements		Ending Balance at 12/31/2013
Bonds	$322	$29	[a]	$(250)[b]	$(12)	$32	$1	$—	$(6)		$116
Common Stock	559	19	[c]	—	(36)	(42)	38	(6)	—		532
Preferred Stock	8	—		(5)[d]	—	—	—	—	—		3
Separate Account	11,122	—		—	(13)	1,065	(55)[e]	(436)	707	[e]	12,390
Total	$12,011	$48		$(255)	$(61)	$1,055	$(16)	$(442)	$701		$13,041

(a)	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. The pricing information used in the valuation of these securities was not readily observable in the market.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(c)	The Company transferred common stocks into Level 3 due to the significance of unobservable market data used in the valuation of these securities.
(d)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(e)	Purchases and settlements include refinancing and loan settlement activity on mortgage loans for real estate purchased in prior periods.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Characteristics of items being measured for Level 2 and Level 3:

Bonds Level 2 and Level 3:

As of December 31, 2014, the reported fair value of bonds in Level 2 and Level 3 was $110 million, representing 20 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

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Of the 20 bonds reported at fair value, 18 are categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 9 bonds with a fair value of $30 million are collateralized by commercial mortgage loans, 7 bonds with a fair value of $19 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $25 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 4.87%.

The remaining 2 bonds reported at fair value are categorized as corporate securities and have a fair value of $36 million.

As of December 31, 2013, the reported fair value of bonds in Level 2 and Level 3 was $292 million, representing 65 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

Of the 65 bonds reported at fair value, 63 are categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 40 bonds with a fair value of $241 million are collateralized by commercial mortgage loans, 21 bonds with a fair value of $22 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $25 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.28%.

The remaining 2 bonds reported at fair value are categorized as corporate securities and have a fair value of $4 million.

Common Stocks Levels 2 and Levels 3:

As of December 31, 2014, the reported fair value of common stocks in Level 2 and Level 3 was $531 million representing 50 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30—Investments in Common Stock.

Of the 50 common stocks, 3 common stocks with a fair value of $4 million were in level 2, and 47 common stocks with a fair value of $527 million were reported in Level 3. Out of the 50 common stocks, 49 common stocks with a fair value of $530 million have a pricing method where the price per share is determined by the reporting entity; and 1 common stock with a fair value of $1 million has a pricing method where the price per share was determined by a pricing service.

As of December 31, 2013, the reported fair value of common stocks in Level 2 and Level 3 was $565 million representing 22 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30—Investment in Common Stock.

Of the 22 common stocks, 6 common stocks with a fair value of $33 million were in Level 2 and 16 common stocks with a fair value of $532 million were reported in Level 3. Out of the 22 common stocks, 19 common stocks with a fair value of $553 million have a pricing method where the rate was determined by the reporting entity, and 3 common stocks with a fair value of $12 million have a pricing method where the rate is determined by a stock exchange.

Preferred Stocks Level 3:

As of December 31, 2014, there were no preferred stocks in Level 3 reported at fair value. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

As of December 31, 2013, the reported fair value of preferred stocks in Level 3 was $3 million, representing 1 individual preferred stock with a pricing method where the price per share is determined by the reporting entity. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2014 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Fixed Maturity Bonds:
RMBS	$2	Discounted Cash Flow	Discount Rate	10.2%	10.2%
CMBS	$13	Market Comparable	Credit Analysis/Market Comparable	$31.78	$31.78
Equity Securities:
Common Stock	$527	Equity Method	Book Value Multiple	1.0x–2.8x	1.2x
		Market Comparable	EBITDA Multiple	7.4x–12.7x	9.6x
			Book Value Multiple	1.0x	1.0x
			Valuation Discount	0.4x	0.4x

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Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Separate Account Assets:
Real Estate Properties and Real Estate Joint Ventures	$16,280
Office Properties		Income Approach—Discounted cash flow	Discount Rate	6.0%–8.8%	6.7%
			Terminal Capitalization Rate	5.0%–7.8%	5.7%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.5%	5.0%
Industrial Properties		Income Approach—Discounted cash flow	Discount Rate	6.0%–10.0%	7.1%
			Terminal Capitalization Rate	5.3%–8.0%	6.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.3%–8.3%	5.3%
Residential Properties		Income Approach—Discounted cash flow	Discount Rate	5.3%–7.8%	6.3%
			Terminal Capitalization Rate	4.0%–5.8%	4.8%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–5.4%	4.2%
Retail Properties		Income Approach—Discounted cash flow	Discount Rate	5.8%–10.2%	7.3%
			Terminal Capitalization Rate	5.0%–9.5%	6.1%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%–8.8%	5.6%

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage Loans Payable	$(2,374)
Office and Industrial Properties		Discounted Cash Flow	Loan to Value Ratio	35.0%–47.9%	43.1%
			Equivalency Rate	2.9%–3.9%	3.6%
		Net Present Value	Loan to Value Ratio	35.0%–47.9%	43.1%
			Weighted Average Cost of Capital Risk Premiums Multiple	1.2–1.3	1.3
Residential Properties		Discounted Cash Flow	Loan to Value Ratio	32.9%–63.7%	45.3%
			Equivalency Rate	2.2%–3.6%	3.2%
		Net Present Value	Loan to Value Ratio	32.9%–63.7%	45.3%
			Weighted Average Cost of Capital Risk Premiums Multiple	1.2–1.5	1.3
Retail Properties		Discounted Cash Flow	Loan to Value Ratio	24.8%–124.4%	55.4%
			Equivalency Rate	2.2%–6.3%	3.5%
		Net Present Value	Loan to Value Ratio	24.8%–124.4%	55.4%
			Weighted Average Cost of Capital Risk Premiums Multiple	1.1–3.0	1.5
Limited Partnerships	$358	Net Asset Value	Net Asset Value (a)

(a)	The range has not been disclosed due to the wide range of possible values given the diverse nature of the underlying investments.

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The Risk Management Valuation group, which reports to the Chief Credit Risk Officer, sets the valuation policies for fixed income and equity securities and is responsible for the determination of fair value.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or

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continued

valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Company’s internal valuation department, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

Note 12—restricted assets

The following table provides information on amounts and the nature of any assets pledged to others as collateral or otherwise restricted by the Company.

Restricted Assets at December 31, 2014 (dollars in millions):

	Gross Restricted
	12/31/2014								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$—	$—	$—	$—	$—	$471	$(471)	$—	0.000%	0.000%
Collateral held under security lending agreements.	614	—	—	—	614	—	614	614	0.226	0.234
On deposit with states	7	—	—	—	7	7	—	7	0.003	0.003
Pledged as collateral not captured in other categories	30	—	—	—	30	113	(83)	30	0.011	0.011
Total restricted assets	$651	$—	$—	$—	$651	$591	$60	$651	0.240%	0.248%

Detail of assets pledged as collateral not captured in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) (dollars in millions).

	Gross Restricted
	12/31/2014								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivative Collateral	$30	$—	$—	$—	$30	$113	$(83)	$30	0.011%	0.011%
Term Asset-Backed Securities Loan Facility	—	—	—	—	—	—	—	—	—	—
Total	$30	$—	$—	$—	$30	$113	$(83)	$30	0.011%	0.011%

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Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Restricted Assets at December 31, 2013 (dollars in millions):

	Gross Restricted
	12/31/2013								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$471	$—	$—	$—	$471	$440	$31	$471	0.182%	0.188%
On deposit with states	7	—	—	—	7	7	—	7	0.003	0.003
Pledged as collateral not captured in other categories	113	—	—	—	113	150	(37)	113	0.044	0.045
Total restricted assets	$591	$—	$—	$—	$591	$597	$(6)	$591	0.229%	0.236%

Detail of assets pledged as collateral not captured in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) (dollars in millions).

	Gross Restricted
	12/31/2013								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivative Collateral	$113	$—	$—	$—	$113	$92	$21	$113	0.044%	0.045%
Term Asset-Backed Securities Loan Facility	—	—	—	—	—	58	(58)	—	—	—
Total	$113	$—	$—	$—	$113	$150	$(37)	$113	0.044%	0.045%

Note 13—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group. Additional information related to derivatives may also be found in Note 11, Disclosures about Fair Value of Financial Instruments.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, have been put in place with thirteen of the Company’s seventeen derivative OTC-bilateral counterparties. The CSA’s allow TIAA’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2014, TIAA held cash collateral of $156 million and securities collateral of $37 million from its counterparties. The Company must also post collateral or margin to the extent its net

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position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2014, the Company pledged cash collateral or margin of $27 million and securities collateral or margin of $3 million to its counterparties.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating were to fall below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination would require immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2014 is $96 million for which the Company has posted collateral of $26 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2014, from foreign currency swap contracts that do not qualify for hedge accounting treatment was $211 million. The net realized loss for the year ended December 31, 2014, from all foreign currency swap contracts was $35 million.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2014, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $102 million. The net realized gain for the year ended December 31, 2014, from all foreign currency forward contracts was $15 million.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss for the year ended December 31, 2014, from interest rate swap contracts that do not qualify for hedge accounting treatment was $1 million. There were no realized gains or losses on interest rate swap contracts for the year ended December 31, 2014.

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2014, from purchased credit default swap contracts that do not qualify for hedge accounting treatment was $5 million. The net realized gain for the year ended December 31, 2014 from all purchased credit default swap contracts was $0.4 million.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer. The net realized gain for the year ended December 31, 2014 from all written credit default swap contracts was $0.2 million.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative

Intelligent Variable Annuity ■ Statement of Additional Information	B-135

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. The Company has written contracts on the “Super Senior” (60% to 100%) tranche of the Dow Jones North American Investment Grade Index Series 7 and 9 (DJ.NA.IG.7 and DJ.NA.IG.9, respectfully), whereby the Company is obligated to perform should the default rates of each index exceed 60%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2014 Impairment
DJ Investment Grade Index—Series 7 & 9
Super Senior Tranche 60%–100%	1–3 years	$2,575	0.24%	$11	—

The following table contains information related to Replication positions where Credit Default Swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2014 Impairment
Corporate	0–2 years	$190	0.50%	$—	$—
Corporate	2–5 years	35	1.00%	1	—
Corporate	5–7 years	35	4.43%	4	—
Sovereign	0–2 years	60	1.00%	—	—
Sovereign	2–3 years	35	1.00%	(1)	—
Total		$355		$4	$—

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
RSAT NAIC Designation
1 Highest Quality	Tranche	$2,575	$11	$3,242	$3,253
	Corporate	110	—	125	125
	Sovereign	5	—	5	5
	Subtotal	2,690	11	3,372	3,383
	Tranche	—	—	—	—
2 High Quality	Corporate	120	—	145	145
	Sovereign	90	(1)	98	97
	Subtotal	210	(1)	243	242
3 Medium Quality	Tranche	—	—	—	—
	Corporate	30	5	36	41
	Sovereign	—	—	—	—
	Subtotal	30	5	36	41
4 Low Quality	Tranche	—	—	—	—
	Corporate	—	—	—	—
	Sovereign	—	—	—	—
	Subtotal	—	—	—	—
Total		$2,930	$15	$3,651	$3,666

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A summary of derivative asset and liability positions by carrying value, held by the Company, including notional amounts, carrying values and estimated fair values, appears below (in millions):

		December 31, 2014			December 31, 2013
		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign Currency Swap Contracts	Assets	$1,725	$103	$104	$354	$34	$34
	Liabilities	782	(97)	(119)	2,403	(268)	(291)
	Subtotal	2,507	6	(15)	2,757	(234)	(257)
Foreign Currency Forward Contracts	Assets	1,430	98	98	191	2	2
	Liabilities	139	(1)	(1)	331	(7)	(7)
	Subtotal	1,569	97	97	522	(5)	(5)
Interest Rate Swap Contracts	Assets	308	17	17	291	19	19
	Liabilities	—	—	—	55	(1)	(1)
	Subtotal	308	17	17	346	18	18
Credit Default Swap Contracts—RSAT	Assets	2,790	—	16	3,290	3	26
	Liabilities	140	(3)	(1)	137	(5)	(1)
	Subtotal	2,930	(3)	15	3,427	(2)	25
Credit Default Swap Contracts (Purchased Default Protection)	Assets	43	—	—	98	2	2
	Liabilities	923	(22)	(22)	1,418	(30)	(30)
	Subtotal	966	(22)	(22)	1,516	(28)	(28)
Total	Assets	6,296	218	235	4,224	60	83
	Liabilities	1,984	(123)	(143)	4,344	(311)	(330)
	Total	$8,280	$95	$92	$8,568	$(251)	$(247)

For the year ended December 31, 2014, there were no impairments of derivative positions. For the year ended December 31, 2014, the average fair value of derivatives used for other than hedging purposes, which is the derivative component of RSATs, was $22 million in assets.

The table below illustrates the Fair Values of Derivative Instruments in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Hedging instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2014		December 31, 2013		December 31, 2014		December 31, 2013
Qualifying Hedge Relationships	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV
Foreign Currency Swaps	Derivatives	$3	Derivatives	$—	Derivatives	$(69)	Derivatives	$(98)
Total Qualifying Hedge Relationships		3		—		(69)		(98)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Derivatives	17	Derivatives	19	Derivatives	—	Derivatives	(1)
Foreign Currency Swaps	Derivatives	101	Derivatives	34	Derivatives	(50)	Derivatives	(193)
Foreign Currency Forwards	Derivatives	98	Derivatives	2	Derivatives	(1)	Derivatives	(7)
Purchased Credit Default Swaps	Derivatives	—	Derivatives	2	Derivatives	(22)	Derivatives	(30)
Total Non-qualifying Hedge Relationships		216		57		(73)		(231)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Derivatives	16	Derivatives	26	Derivatives	(1)	Derivatives	(1)
Total Derivatives used for other than Hedging Purposes		16		26		(1)		(1)
Total Derivatives		$235		$83		$(143)		$(330)

Intelligent Variable Annuity ■ Statement of Additional Information	B-137

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The table below illustrates the Effect of Derivative Instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Effect of Derivative Instruments
	December 31, 2014		December 31, 2013
Qualifying Hedge Relationships	Income Statement Location	Realized Gain (Loss)	Income Statement Location	Realized Gain (Loss)
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	$(2)	Net Realized Capital Gain (Loss)	$(3)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Total Qualifying Hedge Relationships		(2)		(3)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	(32)	Net Realized Capital Gain (Loss)	(25)
Foreign Currency Forwards	Net Realized Capital Gain (Loss)	15	Net Realized Capital Gain (Loss)	(11)
Purchased Credit Default Swaps	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Interest Rate Futures Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	14
Total Non-qualifying Hedge Relationships		(17)		(22)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	1
Total Derivatives used for other than Hedging Purposes	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	1
Total Derivatives		$(19)		$(24)

Note 14—separate accounts

Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are generally accounted for at fair value, except the Stable Value Separate Account (“TSV”) products which are accounted for at book value in accordance with NYDFS guidance.

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account and was established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 was registered with the Securities and Exchange Commission, (the “Commission”) effective at November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Separate Account (“REA” or “VA-2”) is a segregated investment account and was organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 was registered with the Commission under the Securities Act of 1933 effective at October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments that are easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective at September 29, 2006, and operates as a unit investment trust.

B-138	Statement of Additional Information ■ Intelligent Variable Annuity

continued

TIAA Stable Value (“TSV”) is an insulated, non-unitized separate account and was established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract that is intended initially to be offered to employer sponsored retirement plans. The assets of this account are carried at book value as prescribed by the Department.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Separate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Group Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2014 and 2013, the Company’s separate account statement included legally insulated assets of $26,531 million and $22,348 million, respectively. The assets legally insulated from the general account as of December 31, 2014 are attributed to the following products (in millions):

Product	Legally Insulated Assets
TIAA Separate Account VA-1	$1,020
TIAA Real Estate Separate Account	19,955
TIAA Separate Account VA-3	5,244
TIAA Stable Value	312
Total	$26,531

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2014 and 2013, the general account of the Company had a maximum guaranteed minimum death benefit for separate account liabilities of $0.3 million and $0.4 million, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charge.

As of December 31, 2014, the general account of the Company had paid (received) $1 million towards separate account guarantees. The total separate account guarantees paid (received) by the general account for the preceding four years ending at December 31, are as follows (in millions):

2013	$0.4
2012	$0.4
2011	$0.1
2010	$0.5

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If the Real Estate Separate Account cannot fund participant requests, the general account will fund them by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order. To compensate the general account for the risk taken, the separate account paid liquidity charges as follows for the past five (5) years (in millions):

2014	$29.1
2013	$30.5
2012	$31.4
2011	$23.7
2010	$13.1

During 2013, there were $325 million of accumulation units redeemed by the Real Estate Separate Account. As of December 31, 2013, there were no outstanding accumulation units.

The Company engages in securities lending transactions through its VA-1 Separate Account. As of December 31, 2014 and 2013, the VA-1 Separate Account had loaned securities of $24.3 million and $25.3 million and collateral of $25.0 million and $25.8 million, respectively.

Intelligent Variable Annuity ■ Statement of Additional Information	B-139

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The Company’s VA-1 Separate Account may lend securities to qualified institutional borrowers to earn additional income. The VA-1 Separate Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the VA-1 Separate Account will generally be invested in high quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The VA-1 Separate Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2014
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$129	$—	$3,562	$3,691
Reserves
For accounts with assets at:
Fair value	$—	$—	$26,065	$26,065
Amortized cost	302	—	—	302
Total reserves	$302	$—	$26,065	$26,367

By withdrawal characteristics:
Subject to discretionary withdrawal	$302	$—	$—	$302
At fair value	—	—	26,065	26,065
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$302	$—	$26,065	$26,367

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$121	$—	$3,415	$3,536
Reserves
For accounts with assets at:
Fair value	$—	$—	$21,975	$21,975
Amortized cost	228	—	—	228
Total reserves	$228	$—	$21,975	$22,203

By withdrawal characteristics:
Subject to discretionary withdrawal	$228	$—	$—	$228
At fair value	—	—	21,975	21,975
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$228	$—	$21,975	$22,203

	2012
(in millions)	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$92	$—	$2,545	$2,637
Reserves
For accounts with assets at:
Fair value	$—	$—	$17,777	$17,777
Amortized cost	113	—	—	113
Total reserves	$113	$—	$17,777	$17,890

By withdrawal characteristics:
Subject to discretionary withdrawal	$7	$—	$—	$7
At fair value	—	—	17,777	17,777
Not subject to discretionary withdrawal	106	—	—	106
Total reserves	$113	$—	$17,777	$17,890

B-140	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2014	2013	2012
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$3,944	$3,852	$2,935
Transfers from Separate Accounts	(2,268)	(1,973)	(1,417)
Net transfers (from) or to Separate Accounts	1,676	1,879	1,518

Reconciling Adjustments:
Fund transfer exchange gain (loss)	—	—	—
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,676	$1,879	$1,518

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for its operating and investment subsidiaries and affiliates. The Company has allocated expenses of $1,990 million, $1,719 million and $1,464 million to its various subsidiaries and affiliates for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company FSB and VA-1.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by the Company and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by the Company and two of its subsidiaries. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $981 million, $967 million and $878 million for the years ended December 31, 2014, 2013 and 2012, respectively, are not included in the statement of operations and had no effect on the Company’s operations.

Advisors provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided on an at cost basis by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services for REA are provided in accordance with a Distribution Agreement among Services, the Company and REA. The Company and Services receive fee payments from REA on a daily basis according to formulae established on an annual basis and adjusted periodically. The daily fee is based on an estimate of the at cost expenses necessary to operate REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating REA. At the end of each quarter, any differences between the daily fees paid during that quarter and actual expenses for that quarter are reconciled and any difference is added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter.

Intelligent Variable Annuity ■ Statement of Additional Information	B-141

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The following amounts receivable from or payable to subsidiaries and affiliates are included in the lines Other assets and Other liabilities on the Balance Sheet, as of December 31 (in millions):

	Receivable		Payable
Subsidiary/Affiliate	2014	2013	2014	2013
CREF	$1	$—	$—	$16
Investment Management	8	—	—	3
TIAA-CREF Life	11	13	—	—
TPIS	6	4	—	—
Covariance	6	4	—	—
TAM Finance Company, LLC	4	—	—	—
TIAA Henderson Real Estate Ltd.	—	—	1	—
TIAA-CREF Alternative Advisors	6	4	—	—
Total	$42	$25	$1	$19

Note 16—federal income taxes

By charter, the Company is a stock life insurance company that operates on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, the Company is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

The Company has exceeded the highest RBC threshold level which allows the Company to apply the smallest limitations to admit deferred tax assets under SSAP 101. The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of available evidence the Company has recorded a valuation allowance of $16.6 million on foreign tax credit carryforwards as of December 31, 2014.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2014			12/31/2013			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$11,175	$1,177	$12,352	$11,491	$1,279	$12,770	$(316)	$(102)	$(418)
b) Statutory Valuation Allowance Adjustments	17	—	17	10	—	10	7	—	7
c) Adjusted Gross Deferred Tax Assets (a–b)	11,158	1,177	12,335	11,481	1,279	12,760	(323)	(102)	(425)
d) Deferred Tax Assets Non-admitted	7,449	—	7,449	8,027	—	8,027	(578)	—	(578)
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	3,709	1,177	4,886	3,454	1,279	4,733	255	(102)	153
f) Deferred Tax Liabilities	248	1,417	1,665	274	1,370	1,644	(26)	47	21
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$3,461	$(240)	$3,221	$3,180	$(91)	$3,089	$281	$(149)	$132

	12/31/2014			12/31/2013			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components Under SSAP No. 101 (in millions)
a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 below)	$3,135	$86	$3,221	$3,008	$81	$3,089	$127	$5	$132
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date.	$3,135	$86	$3,221	$3,008	$81	$3,089	$127	$5	$132
2. Adjusted Gross DTA Allowed per Limitation Threshold.	xxx	xxx	$4,599	xxx	xxx	$4,149	xxx	xxx	$450
c) Adjusted Gross DTA (Excluding The Amount of DTA From (a) and (b) above) Offset by Gross DTL.	574	1,091	1,665	446	1,198	1,644	128	(107)	21
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,709	$1,177	$4,886	$3,454	$1,279	$4,733	$255	$(102)	$153

B-142	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2014	2013
	(dollars in millions)
Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	1043%	1109%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In (b)2 Above	$36,691	$36,397

	12/31/2014		12/31/2013		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies (dollars in millions):
Determination Of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets, By Tax Character as a Percentage.
Adjusted Gross DTAs Amount From Note 9A1(c)	$11,158	$1,177	$11,481	$1,279	$(323)	$(102)
Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	2.5%	—	1.0%	—	1.5%	—
Net Admitted Adjusted Gross DTAs Amount From Note 9A1(e)	$3,709	$1,177	$3,454	$1,279	$255	$(102)
Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	9.0%	—	3.4%	—	5.6%	—

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which deferred tax liabilities are not recognized.

Income taxes incurred consist of the following major components (in millions):

	12/31/2014	12/31/2013	12/31/2012
Current Income Tax:
Federal income tax (benefit) expense	$(478)	$(307)	$(763)
Foreign Taxes	—	5	—
Subtotal	$(478)	$(302)	$(763)
Federal income taxes expense (benefit) on net capital gains	378	701	(24)
Generation/(Utilization) of loss carry-forwards	63	(427)	776

Federal and foreign income taxes incurred	$(37)	$(28)	$(11)

	12/31/2014	12/31/2014	Change
Deferred Tax Assets:
Ordinary:
Policyholder reserves	$311	$327	$(16)
Investments	881	839	42
Deferred acquisition costs	26	27	(1)
Policyholder dividends accrual	679	678	1
Fixed assets	244	183	61
Compensation and benefits accrual	326	243	83
Receivables non-admitted	90	117	(27)
Net operating loss carry-forward	1,728	1,682	46
Tax credit carry-forward	64	48	16
Other (including items < 5% of total ordinary tax assets)	606	689	(83)
Intangible Assets – Business in Force and Software	6,220	6,658	(438)
Subtotal	$11,175	$11,491	$(316)
Statutory valuation allowance adjustment	17	10	7
Non-admitted	7,449	8,027	(578)
Admitted ordinary deferred tax assets	$3,709	$3,454	$255

Intelligent Variable Annuity ■ Statement of Additional Information	B-143

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2014	12/31/2014	Change
Capital:
Investments	$1,114	$1,198	$(84)
Real estate	63	81	(18)
Other (including items < 5% of total capital tax assets	—	—	—
Subtotal	$1,177	$1,279	$(102)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	—	—	—
Admitted capital deferred tax assets	1,177	1,279	(102)
Admitted deferred tax assets	$4,886	$4,733	$153

(in millions)	12/31/2014	12/31/2013	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$243	$267	$(24)
Other (including items < 5% of total ordinary tax liabilities)	5	7	(2)
Subtotal	$248	$274	$(26)
Capital:
Investments	1,417	1,370	47
Subtotal	$1,417	$1,370	$47
Deferred tax liabilities	$1,665	$1,644	$21

Net Admitted Deferred Tax:
Assets/Liabilities	$3,221	$3,089	$132

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement) (in millions):

	12/31/2014	12/31/2013	Change
Total deferred tax assets	$12,352	$12,770	$(418)
Total deferred tax liabilities	(1,665)	(1,644)	(21)
Net deferred tax assets / liabilities	$10,687	$11,126	$(439)
Statutory valuation allowance (“SVA”) adjustment	(17)	(10)	(7)
Net deferred tax assets / liabilities after SVA	$10,670	$11,116	$(446)
Tax effect of unrealized gains/(losses)			115
Change in net deferred income tax (charge)/benefit from sources other than unrealized capital gains (losses)			$(331)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2014 are as follows (dollars in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$952	$333	35.00%
Dividends received deduction	36	12	1.31
Amortization of interest maintenance reserve	(182)	(64)	(6.69)
Meal disallowance, spousal travel, non-deductible lobbying, fines & penalties, Acquisition Costs, and Other Permanent Differences	51	18	1.89
Prior year true-ups	(28)	(10)	(1.02)
Non-admitted assets	11	4	0.42
Other	3	1	0.10
Total	$843	$294	31.01%

Federal and foreign income tax incurred (benefit) expense		$(37)	(3.88)%
Change in net deferred income tax charge (benefit)		446	46.92
Tax effect of unrealized capital (loss) gain		(115)	(12.03)
Total statutory income taxes		$294	31.01%

B-144	Statement of Additional Information ■ Intelligent Variable Annuity

continued

At December 31, 2014, the Company had net operating loss carry forwards expiring through the year 2029 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2001	$19	2016
2002	780	2017
2003	467	2018
2004	356	2019
2008	1,021	2023
2012	2,035	2027
2014	260	2029
Total	$4,938

At December 31, 2014, the Company had no capital loss carry forwards.

At December 31, 2014, the Company had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2005	$5	2015
2006	3	2016
2007	2	2017
2008	2	2018
2009	2	2019
2010	5	2020
2011	6	2021
2012	2	2022
2013	10	2023
Total	$37

At December 31, 2014, the Company had General Business Credit carry forwards as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2004	$1	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	8	2028
2009	4	2029
Total	$27

The Company did not incur federal income taxes expense for 2014 or the preceding years that would be available for recoupment in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company has filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts receivable from / (payable to) the Company’s subsidiaries for federal income taxes were $5 million and $6 million at December 31, 2014 and 2013, respectively.

1) TIAA-CREF Life Insurance Company

2) Dan Properties, Inc.

3) JV Georgia One, Inc.

4) JWL Properties, Inc.

5) ND Properties, Inc.

6) TCT Holdings, Inc.

7) Teachers Advisors, Inc.

8) Teachers Personal Investors Service, Inc.

9) T-Investment Properties Corp.

10) TIAA-CREF Tuition Financing, Inc.

Intelligent Variable Annuity ■ Statement of Additional Information	B-145

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

11) TIAA-CREF Trust Company, FSB

12) 730 Texas Forest Holdings, Inc.

13) TC Sports Co., Inc.

14) TIAA Board of Overseers

15) TIAA Park Evanston, Inc.

16) Oleum Holding Company, Inc.

17) Covariance Capital Management, Inc.

18) Westchester Group Investment Management, Inc.

19) GreenWood Resources, Inc.

20) Westchester Group Investment Management Holding Company Inc.

21) Westchester Group Asset Management, Inc.

22) Westchester Group Farm Management, Inc.

23) Westchester Group Real Estate, Inc.

24) T-C Pepper Building GP,LLC

25) T-C 1619 Walnut Street GP,LLC

26) Nuveen Asia Investment, Inc.

27) Nuveen Holdings, Inc.

28) Nuveen Investment Solutions, Inc.

29) Nuveen Investment Advisors Inc.

30) Rittenhouse Asset Management, Inc.

31) Nuveen Investments Holdings, Inc.

32) Nuveen Investments, Inc.

33) Nuveen Securities, LLC

34) Nuveen Investments Institutional Services Group, LLC

35) TIAA Asset Management Finance Company, LLC

36) T-C Europe Holding, Inc.

37) T-C SP, Inc.

38) Terra Land Company

The Company has no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R—Liabilities, Contingencies and Impairments of Assets, with the modifications provided in SSAP No. 101 and there is no reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2007 through 2014 are open to examination and the IRS is currently examining tax years 2007, 2008 and 2009.

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the pension plan of approximately $47 million, $38 million and $36 million for the years ended December 31, 2014, 2013 and 2012, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The status of this plan for retirees and eligible active employees is summarized below (in millions):

	Post-retirement Benefits
	2014	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$156	$167	$155
Service cost	—	1	10
Interest cost	7	7	6
Actuarial gain (loss)	34	(34)	4
Benefits paid	(6)	(7)	(8)
Plan amendments	(86)	22	—
Benefit obligation at end of year	$105	$156	$167

B-146	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	Post-retirement Benefits
	2014	2013	2012
Change in plan assets
Employer contribution	$6	$7	$8
Benefits paid	(6)	(7)	(8)
Fair value of plan assets at end of year	$—	$—	$—

Funded status:
Unamortized prior service cost	$—	$—	$(1)
Unrecognized net loss	—	—	41
Accrued liabilities	154	145	127
Liabilities for postretirement benefits	(49)	11
Unfunded accumulated benefit obligation—vested employees	$105	$156	$167

Accumulated benefit obligation—non-vested employees	$—	$—	$23

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The cost of postretirement benefits reflected in the accompanying statements of operations was approximately $7 million, $12 million and $8 million for 2014, 2013 and 2012, respectively.

The net periodic postretirement benefit cost for the years ended December 31, includes the following components (in millions):

	Post-retirement Benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$—	$1	$10
Interest cost	7	7	6
Amount of recognized gains and losses	—	3	1
Amount of prior service cost recognized	8	14	—
Total net periodic benefit cost	$15	$25	$17

The assumptions used at December 31 by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the year are as follows:

	2014	2013	2012
Weighted-average assumptions used to determine net periodic benefit cost as of December 31,
Weighted-average discount rate	4.75%	4.00%	4.50%
Rate of compensation increase	N/A	N/A	N/A
Weighted-average assumptions used to determine projected benefit obligations as of December 31,
Weighted-average discount rate	3.75%	4.75%	4.00%
Rate of compensation increase	N/A	N/A	N/A

For measurement purposes, a 7.32% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2015. The rate was assumed to decrease gradually to 5.98% for 2045 and remain at that level thereafter.

A measurement date of December 31, 2014 was used to determine the above.

The Company has multiple non-pension postretirement benefit plans. The health care plans are contributory, with participants’ contributions adjusted annually; the life insurance plans are noncontributory. Postretirement life insurance is offered only to those who retired prior to 2011. Company subsidies for the postretirement health care plans are offered to any who qualify for eligibility prior to 2015, after which newly qualifying retirees will pay the full cost of the health care plans. The accounting for health care plans anticipates future cost-sharing changes to the written plan consistent with the Company’s express intent to reflect general health care trend rates in the employee premiums. For postretirement medical, this is consistent with pre-65 trend rate assumptions of 7.32% for 2015 gradually scaling down to 5.98% in 2045. For post-65 medical care, this is consistent with a trend rate assumption of 8.70% in 2015 scaling down to 5.96% in 2045.

The Company will be making an additional change to the postretirement health care plan for qualifying Medicare eligible retirees, effective July 1, 2015, (this will not affect those on long term disability that are eligible for Medicare benefits). This will only apply to Medicare eligible retirees. The change will convert the program for Medicare eligible retirees to a defined contribution arrangement, in which the Company allocates a set amount for each retiree so that they can purchase Medicare coverage on a private insurance exchange. The Company commitment will be to the fixed, annual amount allocated to each retiree. At December 31, 2014 this change resulted in a surplus adjustment of $49.1 million to the unfunded accumulated benefit obligation.

Intelligent Variable Annuity ■ Statement of Additional Information	B-147

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	Post-retirement Benefits
	2014	2013	2012
Effect of a 1% increase in benefit costs:
Change in post-retirement benefit obligation	$2	$19	$23
Change in service cost and interest cost	$1	$1	$3
Effect of a 1% decrease in benefit costs:
Change in post-retirement benefit obligation	$(2)	$(16)	$(19)
Change in service cost and interest cost	$(1)	$(1)	$(2)

The Company also maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers. The plan provides an award equal to 50% of the annual stipend that is invested annually in company-owned annuity contracts. Payout of accumulations is normally made in a lump sum following the trustees’ or member’s separation from the Board.

The Company previously provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement calculated as 3.92% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years.

The accumulated benefit obligation totaled $47 million and $41 million as of December 31, 2014 and 2013, respectively. The Company had accrued pension cost of $37 million and $39 million and had no additional minimum liability accrued as of December 31, 2014 and 2013, respectively. The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets and contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable. The plan obligations were determined based upon a discount rate of 3.34%.

Future benefits expected to be paid by the SERP are as follows (in millions):

2015	$4
2016	$4
2017	$4
2018	$3
2019	$3
Thereafter	$16

The Company does not have any regulatory contribution requirements for 2014.

Impact of Medicare Modernization Act on Postretirement Benefits

The Company expects to receive a 28% federal subsidy for plan prescription benefits arising from the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) signed into law in December of 2003. The Act includes the following two new features to Medicare Part D that could affect the measurement of the accumulated postretirement benefit obligation (“APBO”) and net periodic postretirement cost for the plan.

•	A federal subsidy (based on 28% of an individual beneficiary’s annual prescription drug costs between $250 and $5,000), which is not taxable, to sponsors of retiree health care benefit plans that provide a prescription drug benefit that is at least actuarially equivalent to Medicare Part D, and

•	The opportunity for a retiree to obtain a prescription drug benefit under Medicare.

As of December 31, 2014, the effect of the Act was a $3.2 million reduction in the Company’s net postretirement benefit cost for the subsidy related to benefits attributed to former employees. The Act also effected the net postretirement benefit cost which decreased the 2014 interest cost by $1.2 million.

Estimated Future Benefit Payments

B-148	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following benefit payments are expected to be paid and received relating to the Act (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2015	$6
2016	$6
2017	$6
2018	$6
2019	$7
Thereafter	$34

Note 18—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all life-contingent pension annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 2.9%. The mortality valuation bases for about 95% of pension annuity and supplementary contract reserves are based on the 1983 Table with ages set back at least 9 years or the Annuity 2000 table with ages set back at least 4 years.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$26,065	$26,065	12.1%
Total with adjustment or at fair value	$—	$—	$26,065	$26,065	12.1%
At book value without adjustment (minimal or no charge or adjustment)	47,830	302	—	48,132	22.4%
Not subject to discretionary withdrawal	141,029	—	—	141,029	65.5%
Total (gross)	$188,859	$302	$26,065	$215,226	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$188,859	$302	$26,065	$215,226

	2013
(in millions)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$21,975	$21,975	10.6%
Total with adjustment or at fair value	$—	$—	$21,975	$21,975	10.6%
At book value without adjustment (minimal or no charge or adjustment)	46,189	228	—	46,417	22.4%
Not subject to discretionary withdrawal	138,650	—	—	138,650	67.0%
Total (gross)	$184,839	$228	$21,975	$207,042	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$184,839	$228	$21,975	$207,042

Intelligent Variable Annuity ■ Statement of Additional Information	B-149

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

Annuity reserves and deposit-type contract funds for the years ended December 31 are as follows (in millions):

	2014	2013
General Account Annual Statement:
Total annuities (excluding supplementary contracts with life contingencies)	$184,158	$180,517
Supplementary contracts with life contingencies	3,752	3,469
Deposit-type contract funds	949	853
Subtotal	188,859	184,839

Separate Accounts Annual Statement:
Annuities	26,153	22,029
Supplementary contracts with life contingencies	205	167
Deposit-type contract funds	9	7
Subtotal	26,367	22,203
Total	$215,226	$207,042

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 uses the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual Renewable Term policies and Cost of Living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length. Reserves for the vast majority of permanent and term insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.5% to 5.0%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.0% interest.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of $0.3 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2014, and $0.2 million at December 31, 2013. As of December 31, 2014 and 2013, the Company had $518.4 million and $530.2 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Deficiency Reserves associated with these insurance amounts totaled $2.0 million and $2.4 million at December 31, 2014 and 2013, respectively.

Note 19—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations “Insurance and annuity premiums and other considerations” are as follows (in millions):

	Years Ended December 31,
	2014	2013	2012
Direct premiums	$12,925	$14,410	$12,099
Ceded premiums	(15)	(15)	(14)
Net premiums	$12,910	$14,395	$12,085

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements at December 31 are as follows (in millions):

	2014	2013	2012
Insurance and annuity premiums	$15	$15	$14
Policy and contract benefits	$49	$51	$55
Increase in policy and contract reserves	$(11)	$(25)	$(20)
Reserves for life and health insurance	$417	$429	$454

B-150	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 20—repurchase program and securities lending program

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

As of December 31, 2014, the Company had no outstanding repurchase agreements.

As of December 31, 2013, the Company had repurchase agreements where the securities pledged and scheduled for repurchase had a carrying value and fair value of $471 million and $490 million, respectively. The securities pledged as collateral had a maturity of 17 years and an interest rate of 5.375%. The pledged securities were included in Bonds and the offsetting collateral liability is included in Other Liabilities in the accompanying Statutory—Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves.

The Company received cash collateral of $500 million, which is in excess of the $490 million fair value of the securities lent. The cash collateral was not reinvested in other securities as of December 31, 2013.

The Company’s source of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. The repurchase agreements outstanding at December 31, 2013 matured and were fully settled during January 2014.

Securities Lending Program

Beginning in 2014, the Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits. As of December 31, 2014, the estimated fair value of the Company’s bonds on loan under the program was $599 million. The collateral held by the Company had an estimated fair value of $614 million and was not restricted. The fair value of cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability of $614 million included in “Amounts payable for securities lending”.

As of December 31, 2014, the fair value of the collateral received for the securities lending program was $614 million. This collateral is cash and has not been re-pledged as of December 31, 2014. The fair value of the collateral by contractual obligation is as follows (in millions):

Fair Value
Securities Lending
(a) Open	$614
(b) 30 Days or Less	—
(c) 31 to 60 Days	—
(d) 61 to 90 Days	—
(e) Greater Than 90 Days	—
(f) Sub—Total	$614
(g) Securities Received	—
(h) Total Collateral Received	$614

Of cash collateral received from the securities lending program, $394 million was held as cash as of December 31, 2014. The remaining $220 million of cash collateral was invested in overnight Treasury reverse repurchase agreements. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
2. Securities Lending
(a) Open	$394	$394
(b) 30 Days or Less	220	220
(c) 31 to 60 Days	—	—
(d) 61 to 90 Days	—	—
(e) 91 to 120 Days	—	—
(f) 121 to 180 Days	—	—
(g) 181 to 365 Days	—	—
(h) 1 to 2 Years	—	—

Intelligent Variable Annuity ■ Statement of Additional Information	B-151

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

	Amortized Cost	Fair Value
(i) 2 to 3 Years	$—	$—
(j) Greater Than 3 Years	—	—
(k) Sub—Total	$614	$614
(l) Securities Received	—	—
(m) Total Collateral Reinvested	$614	$614

The contracts for the securities lending transactions as of December 31, 2014, are open ended with no termination date specified. The collateral for the securities lending transactions as of December 31, 2014 was held as cash and overnight Treasury reverse repurchase agreements in the amount of $614 million. Thus, the collateral remains liquid and could be returned in the event of a collateral call.

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2014	2013
Net unrealized capital gains	$337	$1,193
Change in asset valuation reserve	$(387)	$(1,209)
Change in net deferred federal income tax	$(447)	$(1,083)
Change in non-admitted assets	$594	$846
Change in surplus of separate account	$—	$(18)
Change in surplus notes	$2,000	$—
Change in post-retirement benefit liability	$60	$(11)

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On December 16, 2009, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes bear interest at an annual rate of 6.850%, and have a maturity date of December 16, 2039. Proceeds from the issuance of the Notes were $1,997 million, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on June 16 and December 16 of each year through the maturity date. During 2014, interest of $137 million was paid and since issuance $685 million has been paid.

On September 15, 2014, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes were issued in two tranches; $1,650 million bears interest at an annual rate of 4.900%, and have a maturity date of September 15, 2044 and the second tranche for $350.0 million bears a 4.375% fixed-to-floating rate and has a maturity date of September 15, 2054. Proceeds from the issuance of the Notes were $1,648 million and $349 million, respectively, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on March 15 and September 15 of each year through the maturity date.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2014, (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Total Principal and / or Interest Paid	Date of Maturity
12/16/2009	6.850%	$2,000	$2,000	$137	$685	12/16/2039
09/15/2014	4.900%	$1,650	$1,650	$—	$—	09/15/2044
09/15/2014	4.375%	$350	$350	$—	$—	09/15/2054

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

B-152	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The surplus notes have the following repayment conditions and restrictions on payment: Each payment of interest on or principal of, or any redemption payment with respect to the surplus notes may be made only with the prior approval of the Superintendent, and only out of surplus funds available for such payments under the New York Insurance Law. In addition, pursuant to applicable New York Law, any payment of principal or interest on the surplus notes may be only out of free and divisible surplus of the Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the Notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the Notes.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the Notes are not part of the legal liabilities of the Company. The Notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the Notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 22—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2014, the Company was obligor under the following guarantees, indemnities and support obligations:

Nature and circumstances of guarantee and key attributes, including date and duration of agreement.	Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.)	Ultimate financial statement impact if action under the guarantee is required.	Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
Financial support agreement with TIAA-CREF Life Insurance Company to have (i) capital and surplus of $250.0 million; (ii) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC RBC model; or (iii) such other amounts as necessary to maintain TIAA-CREF Life’s financial strength rating the same or better than the Company’s rating at all times.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	At December 31, 2014, the
capital and surplus of TIAA-
CREF Life Insurance
Company was in excess of
the minimum capital and
surplus amount referenced,
and its total adjusted
capital was in excess of the
referenced RBC-based
amount calculated at
December 31, 2014.

The Company has agreed that it will cause TIAA-CREF Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

Related to the 2014 acquisition of Nuveen Investments, TAM Finance Company, LLC, the Acquirer and an indirectly owned subsidiary of TIAA, has recorded purchase related liabilities at a fair value of $302 million which could be payable according to facts and circumstances in 2017. The Company has agreed to fund these obligations in the event required payments to the Seller are not made by TAM Finance Company, LLC.

Intelligent Variable Annuity ■ Statement of Additional Information	B-153

Notes to statutory—basis financial statements

Teachers Insurance and Annuity Association of America

The Company provides a $100.0 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 13, 2015. As of December 31, 2014, $30.0 million of this facility was maintained on a committed basis for which TIAA-CREF Life paid a commitment fee of 6.0 basis points on the unused committed amount. During the period ending December 31, 2014, 56 draw-downs totaling $181.5 million were made under this line of credit arrangement of which none were outstanding as of December 31, 2014.

The Company also provides a $1.0 billion uncommitted line of credit to certain accounts of College Retirement Equities Funds (“CREF”) and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1.5 billion committed credit facility maintained with a group of banks.

The Company guarantees that CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $300.0 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Trust Company, FSB. This line has an expiration date of September 16, 2015. During the period ending December 31, 2014, there were no draw-downs made under this line of credit arrangement.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

Under the Liquidity Guarantee agreement with the REA, on December 24, 2008, the TIAA general account purchased $156 million of accumulation units (measured based on the cost of such units) issued by REA. In 2009, the TIAA general account further purchased $1,059 million of accumulation units. The Company made no additional purchases in 2011 or 2012. During 2013, the Company redeemed the remaining accumulation units for $325 million. As of December 31, 2013 there were no outstanding liquidity units.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2014, the future minimum lease payments are estimated as follows (in millions):

Year	2015	2016	2017	2018	2019	Thereafter	Total
Amount	$59	$54	$49	$43	$18	$38	$261

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2014, 2013 and 2012 was approximately $42 million, $37 million and $37 million, respectively.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

B-154	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC; Federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”) seeking a broad range of information. The Company cooperates in these inquiries.

Note 23—borrowed money

Effective March 2009, the Company was authorized to execute investment transactions under the Term Asset-Backed Securities Loan Facility (“TALF”) program. Under the TALF program, the Federal Reserve Bank of New York (“FRBNY”) would lend up to $200 billion on a non-recourse basis to holders of certain AAA-rated Asset Backed Securities (“ABS”) backed by newly and recently originated consumer and small business loans. The FRBNY lent an amount equal to the market value of the ABS less a haircut and were secured at all times by the ABS. Loan proceeds were disbursed to the borrower, contingent on receipt by the FRBNY custodian bank of the eligible collateral.

As of December 31, 2013, the Company had fully settled all such loans with the FRBNY.

Note 24—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 6, 2015, the date the financial statements were available to be issued. No such items were identified by the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-155

730 Third Avenue New York, NY 10017-3206

A11525 (5/15)

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3) (A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4)	(A) Form of Contract[9]

(B)	Endorsement for partial annuitization and maturity age[19]

(C)	Form of the Guaranteed Living withdrawal Benefit Rider[19]

(5)	Form of Application[19]

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Reinsurance Agreement for Guaranteed Living Benefit[18]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]

(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]
(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]
(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]
(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]
(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]
(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]
(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]
(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]
(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]
(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]
(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]
(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]
(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]
(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]
(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]
(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]
(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]
(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]
(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]

(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]
(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]
(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]
(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]
(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]
(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]
(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]
(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]
(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]
(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]
(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]
(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]
(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]
(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]

(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]
(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]
(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]
(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]
(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]
(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]
(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]
(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]
(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]
(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]

(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]
(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]
(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]
(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[10]
(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]
(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BM)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]
(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)
(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)
(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)
(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company.(16)
(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company.(16)
(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)
(BW)	Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)
(BX)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)
(BY)	Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA-CREF Life Insurance Company. (17)
(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.(19)
(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.(19)
(CB)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company.*
(CC)	Amendment to Fund Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company.*
(CD)	Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc.and TIAA-CREF Life Insurance Company.*
(CE)	Amendment to Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company.*
(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire.*
(10)	(A) Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*
(11)	None
(12)	None
(13)	(A) Powers of Attorney (16)

(B) Powers of Attorney*

[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333-61761 and 811-08963).

[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).
[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).
[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).
[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).
[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).
[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).
[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).
[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333-145064 and 811-08963).
[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).
[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).
[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).
[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).
[14]	Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 14, 2012 (File Nos 333-145064 and 811-08963).
[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).
[16]	Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-128699 and 811-10393).
[17]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-128699 and 811-10393).
[18]	To be included by amendment to this registration.
[19]	Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963).
*	Filed herewith.

Item 25. Directors and Officers of the Depositor
Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman
Kathie Andrade	Director
Rashmi Badwe Elizabeth D. Black	Director Director
Douglas E. Chittenden Sue Collins Nancy Heller	Director Director Director
Eric T. Jones	Director
Russell Noles	Director
Ajay Sawhney	Director

Elizabeth Debenedictis	Vice President, Third Party Insurance Wholesaling
Linda Dougherty	Vice President & Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Carol Fracasso	Vice President, Operations
Peter Pisapia	Chief Compliance Officer of the Separate Account
Jorge Gutierrez	Vice President, Treasurer
Meredith Kornreich	Vice President & General Counsel
Marjorie Pierre-Merritt	Vice President & Assistant Corporate Secretary
Todd Sagmoe	Vice President, Product & Distribution
* The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Item 27. Number of Contractowners

As of February 28, 2015, there were no Owners of the Qualified Contracts and 5,236 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.
(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie J. Andrade	President, Chief Executive Officer, Chairman of the Board, Manager
Carol Ward Deckbar	Manager
Brian R. Bohaty	Manager
Teresa A. Hassara Eric T. Jones	Manager Manager
Peter Kennedy	Manager, Vice President, Chief Operating Officer
Stephen D. Collier	Senior Vice President, Head of Tax
William C. Bair	Vice President, Chief Financial Officer
Pamela Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Christopher Baraks	Vice President, Corporate Tax
Raymond Bellucci Kevin C. Brown	Vice President Vice President
Douglas Chittenden	Vice President, Manager
Linda S. Dougherty William G. Griesser	Vice President Vice President
Gerald R. McCarthy Austin P. Wachter Christopher J. Weyrauch	Vice President, Corporate Tax Vice President Senior Managing Director, National Wealth Advisory Services
Catherine McCabe	Managing Director, Field Consulting Group
Patricia Adams	Managing Director, Broker/Dealer Operations
Samuel Turvey	Chief Compliance Officer
Christy R. Lee Jorge Gutierrez	Controller Treasurer
Jennifer Sisom	Assistant Treasurer
Steven Butzine Marjorie Pierre-Merritt	Anti-Money Laundering Officer Secretary
Janet Acosta	Assistant Secretary
Nicholas Cifelli	Assistant Secretary
Gail Clinton	Assistant Secretary
Tracy Graham Jamin R. Jenkins	Assistant Secretary Assistant Secretary
Ann Medeiros	Assistant Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206
(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, CitiStorage Inc 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication afixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Separate Account VA-1 certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th of April, 2015.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on April 28, 2015, in the capacities indicated.

Signature	Title

* David M. Anderson	President and Chief Executive Officer

* Linda S. Dougherty	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)

* David M. Anderson	Director

* Kathie Andrade	Director

** Rashmi Badwe	Director

* Elizabeth D. Black	Director

** Douglas E. Chittenden	Director

** Sue Collins	Director

* Nancy Heller	Director

* Eric T. Jones	Director

** Russell Noles	Director

** Ajay Sawhney	Director

* Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 19, 2013

** Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 1, 2015

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(8) (CB)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company.
(CC)	Amendment to Fund Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company.
(CD)	Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc. and TIAA-CREF Life Insurance Company.
(CE)	Amendment to Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company.
(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire

(10)(A)	Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm
(13)(B)	Powers of Attorney